UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Initial Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.60%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.37%	12.09%	9.98%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.5
Industrials	13.6
Health Care	11.8
Consumer Discretionary	8.9
Energy	7.9
Consumer Staples	7.5
Information Technology	6.1
Utilities	5.5
Materials	5.4
Real Estate	4.6
Communication Services	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 4.0
United Kingdom - 2.1
Switzerland - 1.0
Puerto Rico - 0.9
Germany - 0.8
Sweden - 0.7
Portugal - 0.7
Spain - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.9
Exxon Mobil Corp	2.9
Apollo Global Management Inc	2.0
Philip Morris International Inc	2.0
Lumentum Holdings Inc	1.9
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.8
The Travelers Companies, Inc.	1.8
Global Payments Inc	1.6
Reinsurance Group of America Inc	1.6
20.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914151.100    898-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Investor Class

This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 73	0.70%
What affected the Fund's performance this period?

•Given resilient corporate profits, better-than-expected U.S. economic performance, and a realization that the U.S. Federal Reserve may take a more measured approach to interest rate cuts, leveraged loans posted a solid gain and outperformed all other fixed-income categories in 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 8.99% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, security selection was the primary detractor, especially within telecom category. Picks in the food products segment also hampered the fund's result. Investment choices and an underweight in health care hurt as well.
•The largest individual relative detractor was an overweight in Securus Technologies (-43%). A stake in CenturyLink (+37%) also hurt. Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained 31%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in the electronics/electrical group. Oil & gas picks also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in business equipment & services.
•Not owning Magenta Buyer, a benchmark component that returned -38%, was the top individual relative contributor. Avoiding Dell Software, a benchmark component that returned approximately -29%, helped as well. Another notable relative contributor this period was avoiding Endure Digital, a benchmark component that returned roughly -24%.
•By quality, positioning in unrated bonds added the most value, whereas those rated CCC hurt the most. Notable changes in positioning include higher allocations to the financial intermediaries and telecom industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	8.36%	5.51%	4.85%
Morningstar® LSTA® US Performing Loans	9.15%	6.09%	5.41%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$448,863,144
Number of Holdings	596
Total Advisory Fee	$2,531,143
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.3
BB - 20.9
B - 60.5
CCC,CC,C - 6.4
D - 0.1
Not Rated - 4.7
Equities - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.5
Corporate Bonds - 3.8
Common Stocks - 0.9
Alternative Funds - 0.5
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
United Kingdom - 2.5
Canada - 1.5
Netherlands - 1.3
France - 0.8
Puerto Rico - 0.5
Luxembourg - 0.4
Grand Cayman (UK Overseas Ter) - 0.4
Ireland - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.1
MH Sub I LLC	1.3
Acrisure LLC	1.2
Fertitta Entertainment LLC/NV	1.2
Univision Communications Inc	1.1
Polaris Newco LLC	1.0
Caesars Entertainment Inc	0.9
Cloud Software Group Inc	0.9
Ascend Learning LLC	0.9
13.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914359.100    2639-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Service Class 2

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.90%
What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	8.62%	2.47%	3.90%
ICE® BofA® US High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.1
A - 0.4
BBB - 2.5
BB - 31.9
B - 37.3
CCC,CC,C - 18.1
Not Rated - 3.1
Equities - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.5
Bank Loan Obligations - 5.9
Common Stocks - 2.1
Alternative Funds - 1.7
U.S. Treasury Obligations - 1.1
Preferred Securities - 1.1
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.4
Fixed-Income Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.8
Canada - 3.7
United Kingdom - 2.2
France - 0.9
Ireland - 0.7
Luxembourg - 0.7
Switzerland - 0.6
Italy - 0.6
Germany - 0.6
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	2.9
Fidelity Private Credit Company LLC	1.7
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
US Treasury Notes	1.1
CHS/Community Health Systems Inc	1.1
Mesquite Energy Inc	1.0
Tenet Healthcare Corp	0.9
MPT Operating Partnership LP / MPT Finance Corp	0.9
Altice France SA	0.8
13.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914144.100    358-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 66	0.61%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	19.60%	7.09%
MSCI US Investable Market 2500 Index	23.82%	8.69%
S&P 500® Index	25.02%	10.05%
A   From October 21, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.6
Consumer Discretionary	10.5
Health Care	9.6
Communication Services	9.0
Industrials	8.0
Consumer Staples	5.6
Energy	3.1
Utilities	2.0
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Canada - 1.2
Taiwan - 0.8
United Kingdom - 0.5
Netherlands - 0.4
Belgium - 0.3
Puerto Rico - 0.2
France - 0.2
Denmark - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.2
Apple Inc	6.8
NVIDIA Corp	6.6
Alphabet Inc Class A	4.5
Amazon.com Inc	4.4
Meta Platforms Inc Class A	2.6
Tesla Inc	1.7
Exxon Mobil Corp	1.4
UnitedHealth Group Inc	1.2
Boston Scientific Corp	1.1
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914401.100    6428-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Investor Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 63	0.58%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	19.68%	7.12%
MSCI US Investable Market 2500 Index	23.82%	8.69%
S&P 500® Index	25.02%	10.05%
A   From October 21, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.6
Consumer Discretionary	10.5
Health Care	9.6
Communication Services	9.0
Industrials	8.0
Consumer Staples	5.6
Energy	3.1
Utilities	2.0
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Canada - 1.2
Taiwan - 0.8
United Kingdom - 0.5
Netherlands - 0.4
Belgium - 0.3
Puerto Rico - 0.2
France - 0.2
Denmark - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.2
Apple Inc	6.8
NVIDIA Corp	6.6
Alphabet Inc Class A	4.5
Amazon.com Inc	4.4
Meta Platforms Inc Class A	2.6
Tesla Inc	1.7
Exxon Mobil Corp	1.4
UnitedHealth Group Inc	1.2
Boston Scientific Corp	1.1
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914400.100    6427-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Overseas Portfolio VIP Overseas Portfolio Investor Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 83	0.81%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	4.97%	5.67%	6.24%
MSCI EAFE Index	4.07%	4.95%	5.41%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.2
Financials	24.5
Information Technology	15.9
Health Care	11.7
Materials	7.9
Consumer Discretionary	7.0
Consumer Staples	2.4
Communication Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.9
United States - 16.0
Japan - 15.8
France - 11.7
Germany - 9.5
Netherlands - 6.4
Denmark - 3.8
Switzerland - 3.8
Italy - 3.5
Others - 11.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.3
ASML Holding NV	3.2
Hitachi Ltd	2.3
RELX PLC	2.2
Compass Group PLC	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Novo Nordisk A/S Series B	2.0
Tokio Marine Holdings Inc	2.0
Wolters Kluwer NV	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914187.100    1472-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Initial Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 65	0.56%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	30.39%	18.93%	16.63%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.4
Health Care	16.2
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.5
Financials	7.7
Consumer Staples	1.7
Materials	1.6
Energy	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Taiwan - 5.2
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.6
Germany - 0.4
United Kingdom - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.5
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.1
Microsoft Corp	4.9
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914184.100    151-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 62	0.57%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	15.24%	9.97%	9.11%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	13.5
Industrials	11.8
Consumer Staples	9.7
Information Technology	9.1
Energy	6.9
Consumer Discretionary	6.2
Communication Services	6.2
Utilities	5.6
Materials	4.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Canada - 2.8
United Kingdom - 1.7
Taiwan - 1.6
Ireland - 1.0
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	2.9
Walmart Inc	2.3
UnitedHealth Group Inc	2.2
Linde PLC	2.2
Bank of America Corp	1.9
AbbVie Inc	1.9
Wells Fargo & Co	1.8
Procter & Gamble Co/The	1.8
Danaher Corp	1.7
22.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914182.100    471-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Overseas Portfolio VIP Overseas Portfolio Initial Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 75	0.74%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	5.01%	5.76%	6.32%
MSCI EAFE Index	4.07%	4.95%	5.41%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.2
Financials	24.5
Information Technology	15.9
Health Care	11.7
Materials	7.9
Consumer Discretionary	7.0
Consumer Staples	2.4
Communication Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.9
United States - 16.0
Japan - 15.8
France - 11.7
Germany - 9.5
Netherlands - 6.4
Denmark - 3.8
Switzerland - 3.8
Italy - 3.5
Others - 11.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.3
ASML Holding NV	3.2
Hitachi Ltd	2.3
RELX PLC	2.2
Compass Group PLC	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Novo Nordisk A/S Series B	2.0
Tokio Marine Holdings Inc	2.0
Wolters Kluwer NV	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914188.100    154-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Investor Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.68%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	11.25%	12.00%	9.90%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.5
Industrials	13.6
Health Care	11.8
Consumer Discretionary	8.9
Energy	7.9
Consumer Staples	7.5
Information Technology	6.1
Utilities	5.5
Materials	5.4
Real Estate	4.6
Communication Services	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 4.0
United Kingdom - 2.1
Switzerland - 1.0
Puerto Rico - 0.9
Germany - 0.8
Sweden - 0.7
Portugal - 0.7
Spain - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.9
Exxon Mobil Corp	2.9
Apollo Global Management Inc	2.0
Philip Morris International Inc	2.0
Lumentum Holdings Inc	1.9
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.8
The Travelers Companies, Inc.	1.8
Global Payments Inc	1.6
Reinsurance Group of America Inc	1.6
20.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914150.100    1456-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Initial Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 55	0.50%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Initial Class	19.70%	7.19%
MSCI US Investable Market 2500 Index	23.82%	8.69%
S&P 500® Index	25.02%	10.05%
A   From October 21, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.6
Consumer Discretionary	10.5
Health Care	9.6
Communication Services	9.0
Industrials	8.0
Consumer Staples	5.6
Energy	3.1
Utilities	2.0
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Canada - 1.2
Taiwan - 0.8
United Kingdom - 0.5
Netherlands - 0.4
Belgium - 0.3
Puerto Rico - 0.2
France - 0.2
Denmark - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.2
Apple Inc	6.8
NVIDIA Corp	6.6
Alphabet Inc Class A	4.5
Amazon.com Inc	4.4
Meta Platforms Inc Class A	2.6
Tesla Inc	1.7
Exxon Mobil Corp	1.4
UnitedHealth Group Inc	1.2
Boston Scientific Corp	1.1
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914399.100    6426-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Overseas Portfolio VIP Overseas Portfolio Service Class 2

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 101	0.98%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	4.81%	5.50%	6.06%
MSCI EAFE Index	4.07%	4.95%	5.41%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.2
Financials	24.5
Information Technology	15.9
Health Care	11.7
Materials	7.9
Consumer Discretionary	7.0
Consumer Staples	2.4
Communication Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.9
United States - 16.0
Japan - 15.8
France - 11.7
Germany - 9.5
Netherlands - 6.4
Denmark - 3.8
Switzerland - 3.8
Italy - 3.5
Others - 11.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.3
ASML Holding NV	3.2
Hitachi Ltd	2.3
RELX PLC	2.2
Compass Group PLC	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Novo Nordisk A/S Series B	2.0
Tokio Marine Holdings Inc	2.0
Wolters Kluwer NV	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914189.100    362-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Service Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.74%
What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	8.72%	2.65%	4.06%
ICE® BofA® US High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.1
A - 0.4
BBB - 2.5
BB - 31.9
B - 37.3
CCC,CC,C - 18.1
Not Rated - 3.1
Equities - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.5
Bank Loan Obligations - 5.9
Common Stocks - 2.1
Alternative Funds - 1.7
U.S. Treasury Obligations - 1.1
Preferred Securities - 1.1
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.4
Fixed-Income Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.8
Canada - 3.7
United Kingdom - 2.2
France - 0.9
Ireland - 0.7
Luxembourg - 0.7
Switzerland - 0.6
Italy - 0.6
Germany - 0.6
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	2.9
Fidelity Private Credit Company LLC	1.7
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
US Treasury Notes	1.1
CHS/Community Health Systems Inc	1.1
Mesquite Energy Inc	1.0
Tenet Healthcare Corp	0.9
MPT Operating Partnership LP / MPT Finance Corp	0.9
Altice France SA	0.8
13.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914145.100    492-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Service Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	11.23%	11.98%	9.87%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.5
Industrials	13.6
Health Care	11.8
Consumer Discretionary	8.9
Energy	7.9
Consumer Staples	7.5
Information Technology	6.1
Utilities	5.5
Materials	5.4
Real Estate	4.6
Communication Services	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 4.0
United Kingdom - 2.1
Switzerland - 1.0
Puerto Rico - 0.9
Germany - 0.8
Sweden - 0.7
Portugal - 0.7
Spain - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.9
Exxon Mobil Corp	2.9
Apollo Global Management Inc	2.0
Philip Morris International Inc	2.0
Lumentum Holdings Inc	1.9
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.8
The Travelers Companies, Inc.	1.8
Global Payments Inc	1.6
Reinsurance Group of America Inc	1.6
20.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914152.100    900-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Initial Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.65%
What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.97%	2.74%	4.17%
ICE® BofA® US High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.1
A - 0.4
BBB - 2.5
BB - 31.9
B - 37.3
CCC,CC,C - 18.1
Not Rated - 3.1
Equities - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.5
Bank Loan Obligations - 5.9
Common Stocks - 2.1
Alternative Funds - 1.7
U.S. Treasury Obligations - 1.1
Preferred Securities - 1.1
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.4
Fixed-Income Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.8
Canada - 3.7
United Kingdom - 2.2
France - 0.9
Ireland - 0.7
Luxembourg - 0.7
Switzerland - 0.6
Italy - 0.6
Germany - 0.6
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	2.9
Fidelity Private Credit Company LLC	1.7
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
US Treasury Notes	1.1
CHS/Community Health Systems Inc	1.1
Mesquite Energy Inc	1.0
Tenet Healthcare Corp	0.9
MPT Operating Partnership LP / MPT Finance Corp	0.9
Altice France SA	0.8
13.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914143.100    152-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.72%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	15.06%	9.80%	8.94%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	13.5
Industrials	11.8
Consumer Staples	9.7
Information Technology	9.1
Energy	6.9
Consumer Discretionary	6.2
Communication Services	6.2
Utilities	5.6
Materials	4.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Canada - 2.8
United Kingdom - 1.7
Taiwan - 1.6
Ireland - 1.0
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	2.9
Walmart Inc	2.3
UnitedHealth Group Inc	2.2
Linde PLC	2.2
Bank of America Corp	1.9
AbbVie Inc	1.9
Wells Fargo & Co	1.8
Procter & Gamble Co/The	1.8
Danaher Corp	1.7
22.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914181.100    356-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Overseas Portfolio VIP Overseas Portfolio Service Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 86	0.84%
What affected the Fund's performance this period?

•International stocks gained in 2024, as resilient global economic growth, slowing inflation and global monetary easing provided support for stocks, despite geopolitical risk. However, stocks also faced challenges, including a steep sell-off after the U.S. presidential election in November due to a strengthening U.S. dollar and the potential for new tariffs.
•Against this backdrop, stock picks in the U.K. and non-benchmark exposure to Taiwan contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the year.
•Sector positioning was the primary contributor, especially an underweight in consumer staples, where a smaller-than-index allocation to food, beverage & tobacco stocks helped most. An underweight in energy also boosted relative performance, as did picks in materials.
•The top individual relative contributor was an overweight in Mitsubishi Heavy Industries (+151%). This was an investment we established this period. An overweight in Tokio Marine Holdings (+49%), one of the fund's top holdings, helped as well. Another notable relative contributor was an overweight in SAP (+61%). The company was the fund's largest holding at period end.
•In contrast, from a regional standpoint, an underweight in Japan and stock selection in Ireland detracted from the fund's relative result.
•By sector, security selection in financials hurt most versus the benchmark, primarily among banks, where an underweight also detracted. An underweight in communication services further hampered the fund's result.
•The biggest individual relative detractor was our stake in Sony Group (-13%). The stock was not held at period end. A non-benchmark stake in Alten (-44%) and overweight in Sika (-26%) also hurt. This period we decreased our investment in Sika.
•Notable changes in positioning include decreased exposure to Sweden and a higher allocation to the United States. By sector, meaningful shifts in positioning include decreased exposure to consumer staples and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	4.95%	5.65%	6.21%
MSCI EAFE Index	4.07%	4.95%	5.41%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,873,527,864
Number of Holdings	88
Total Advisory Fee	$13,853,311
Portfolio Turnover	40%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.2
Financials	24.5
Information Technology	15.9
Health Care	11.7
Materials	7.9
Consumer Discretionary	7.0
Consumer Staples	2.4
Communication Services	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 17.9
United States - 16.0
Japan - 15.8
France - 11.7
Germany - 9.5
Netherlands - 6.4
Denmark - 3.8
Switzerland - 3.8
Italy - 3.5
Others - 11.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.3
ASML Holding NV	3.2
Hitachi Ltd	2.3
RELX PLC	2.2
Compass Group PLC	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.1
Novo Nordisk A/S Series B	2.0
Tokio Marine Holdings Inc	2.0
Wolters Kluwer NV	2.0
23.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914190.100    495-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Investor Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 59	0.55%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	15.26%	10.00%	9.13%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	13.5
Industrials	11.8
Consumer Staples	9.7
Information Technology	9.1
Energy	6.9
Consumer Discretionary	6.2
Communication Services	6.2
Utilities	5.6
Materials	4.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Canada - 2.8
United Kingdom - 1.7
Taiwan - 1.6
Ireland - 1.0
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	2.9
Walmart Inc	2.3
UnitedHealth Group Inc	2.2
Linde PLC	2.2
Bank of America Corp	1.9
AbbVie Inc	1.9
Wells Fargo & Co	1.8
Procter & Gamble Co/The	1.8
Danaher Corp	1.7
22.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914179.100    1452-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 51	0.47%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within utilities. Picks in consumer discretionary also boosted the fund's relative performance. Also bolstering our relative result were picks and an underweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned approximately -60%. An overweight in Vistra (+257%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picking in consumer staples, primarily within the consumer staples distribution & retail industry, also hampered the fund's result. Also detracting from our result were stock picking and an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned approximately -40% and was the largest individual relative detractor. A second notable relative detractor this period was avoiding Berkshire Hathaway, a benchmark component that gained 27%. Our stake in Boeing (-32%) also detracted. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	15.35%	10.08%	9.21%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$6,113,395,369
Number of Holdings	123
Total Advisory Fee	$28,173,602
Portfolio Turnover	21%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.5
Health Care	13.5
Industrials	11.8
Consumer Staples	9.7
Information Technology	9.1
Energy	6.9
Consumer Discretionary	6.2
Communication Services	6.2
Utilities	5.6
Materials	4.2
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.2
Canada - 2.8
United Kingdom - 1.7
Taiwan - 1.6
Ireland - 1.0
China - 1.0
Korea (South) - 0.6
Japan - 0.4
Germany - 0.3
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Exxon Mobil Corp	2.9
Walmart Inc	2.3
UnitedHealth Group Inc	2.2
Linde PLC	2.2
Bank of America Corp	1.9
AbbVie Inc	1.9
Wells Fargo & Co	1.8
Procter & Gamble Co/The	1.8
Danaher Corp	1.7
22.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914180.100    150-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Service Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 76	0.66%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	30.27%	18.81%	16.51%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.4
Health Care	16.2
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.5
Financials	7.7
Consumer Staples	1.7
Materials	1.6
Energy	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Taiwan - 5.2
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.6
Germany - 0.4
United Kingdom - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.5
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.1
Microsoft Corp	4.9
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914186.100    472-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class 2

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 83	0.76%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection - especially in the software & services segment of the information technology sector - meaningfully detracted from the fund's performance versus the benchmark MSCI US Investable Market 2500 Index for the year. Picks in consumer staples and consumer discretionary shares also weighed on the portfolio's relative result the past 12 months.
•An underweight in Nvidia (+171%) detracted most among individual holdings. This period we increased the fund's holdings in Nvidia. Mostly avoiding index component Broadcom (+110%) - a position we established this period - also weighed on the fund's relative result. A further negative was the fund's overweight in Adobe (-25%), a stake we reduced.
•In contrast, investment choices in industrials, health care and communication services provided the biggest boost to the fund's performance versus the MSCI index.
•At the stock level, negligible exposure to index component Intel (-60%) contributed most. The fund did not hold Intel at year-end. Overweighting Boston Scientific (+54%) also was timely. We reduced this position during the period. Avoiding index component Johnson & Johnson (-5%) also worked in the portfolio's favor.
•Notable changes in positioning include increased exposure to information technology and a lower exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	19.44%	6.93%
MSCI US Investable Market 2500 Index	23.82%	8.69%
S&P 500® Index	25.02%	10.05%
A   From October 21, 2021
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$4,400,536,993
Number of Holdings	361
Total Advisory Fee	$25,497,788
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.6
Consumer Discretionary	10.5
Health Care	9.6
Communication Services	9.0
Industrials	8.0
Consumer Staples	5.6
Energy	3.1
Utilities	2.0
Real Estate	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Preferred Stocks - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.4
Canada - 1.2
Taiwan - 0.8
United Kingdom - 0.5
Netherlands - 0.4
Belgium - 0.3
Puerto Rico - 0.2
France - 0.2
Denmark - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.2
Apple Inc	6.8
NVIDIA Corp	6.6
Alphabet Inc Class A	4.5
Amazon.com Inc	4.4
Meta Platforms Inc Class A	2.6
Tesla Inc	1.7
Exxon Mobil Corp	1.4
UnitedHealth Group Inc	1.2
Boston Scientific Corp	1.1
37.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's name changed from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914402.100    6429-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Investor Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.69%
What affected the Fund's performance this period?

•High-yield bonds gained in 2024, driven by a sturdy economy and corporate profits, tight spreads, light bond supply, and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, the fund's core investment in high-yield bonds increased 9.18% and contributed to performance versus the ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year.
•By industry, security selection was the primary contributor, especially within telecommunications. Our picks in services and basic industry also boosted the fund's relative result.
•The top individual relative contributor was an overweight in EchoStar (+54%). It was the largest holding at year-end. A second notable relative contributor was an overweight in Emergent BioSolutions (+114%). This period we decreased our position in Emergent BioSolutions.
•An overweight in Uniti (formerly Communications Sales & Leasing) rose 25% and also contributed. The company was one of the fund's largest holdings for the year.
•In contrast, the biggest detractors from performance versus the benchmark were security selection in health care, media, and technology & electronics.
•The largest individual relative detractor was Bausch Health (+13%), which was among the top holdings at year-end. The second-biggest relative detractor was an underweight in CommScope (+55%). An underweight in Ardagh (-12%) also detracted.
•Notable changes in positioning include increased exposure to the financial services and telecommunications industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	9.05%	2.74%	4.13%
ICE® BofA® US High Yield Constrained Index	8.20%	4.03%	5.08%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$778,258,015
Number of Holdings	798
Total Advisory Fee	$4,798,108
Portfolio Turnover	42%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 1.1
A - 0.4
BBB - 2.5
BB - 31.9
B - 37.3
CCC,CC,C - 18.1
Not Rated - 3.1
Equities - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 85.5
Bank Loan Obligations - 5.9
Common Stocks - 2.1
Alternative Funds - 1.7
U.S. Treasury Obligations - 1.1
Preferred Securities - 1.1
Asset-Backed Securities - 0.4
CMOs and Other Mortgage Related Securities - 0.4
Fixed-Income Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.8
Canada - 3.7
United Kingdom - 2.2
France - 0.9
Ireland - 0.7
Luxembourg - 0.7
Switzerland - 0.6
Italy - 0.6
Germany - 0.6
Others - 5.2

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp	2.9
Fidelity Private Credit Company LLC	1.7
TransDigm Inc	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
US Treasury Notes	1.1
CHS/Community Health Systems Inc	1.1
Mesquite Energy Inc	1.0
Tenet Healthcare Corp	0.9
MPT Operating Partnership LP / MPT Finance Corp	0.9
Altice France SA	0.8
13.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914142.100    1454-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Investor Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.64%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	30.30%	18.84%	16.54%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.4
Health Care	16.2
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.5
Financials	7.7
Consumer Staples	1.7
Materials	1.6
Energy	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Taiwan - 5.2
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.6
Germany - 0.4
United Kingdom - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.5
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.1
Microsoft Corp	4.9
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914183.100    1453-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Service Class 2

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.81%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially an overweight in health care. Also hurting our result were picks in communication services, primarily within the media & entertainment industry, and consumer discretionary.
•The largest individual relative detractor this period was avoiding Broadcom, a benchmark component that gained approximately 110%. The second-largest relative detractor was a stake in MongoDB (-42%). This period we decreased our investment in MongoDB. Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained roughly 63%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care. Stock picks in information technology and industrials, primarily within the capital goods industry, also boosted relative performance.
•The top individual relative contributor was a stake in Nvidia (+180%). The stock was the fund's biggest holding at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 92% and was a second notable relative contributor. This period we increased our investment in Taiwan Semiconductor Manufacturing. The stock was one of the fund's biggest holdings. An underweight in Apple (+31%) also helped. This period we increased our investment in Apple. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	30.07%	18.63%	16.34%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$10,947,197,241
Number of Holdings	144
Total Advisory Fee	$57,068,422
Portfolio Turnover	58%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.4
Health Care	16.2
Consumer Discretionary	11.6
Communication Services	8.9
Industrials	8.5
Financials	7.7
Consumer Staples	1.7
Materials	1.6
Energy	1.5
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Preferred Stocks - 0.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.4
Taiwan - 5.2
China - 2.5
Brazil - 0.8
Israel - 0.7
Belgium - 0.6
Netherlands - 0.6
Germany - 0.4
United Kingdom - 0.3
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.6
Apple Inc	11.5
Alphabet Inc Class A	5.4
Amazon.com Inc	5.2
Taiwan Semiconductor Manufacturing Co Ltd ADR	5.1
Microsoft Corp	4.9
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Meta Platforms Inc Class A	1.9
Mastercard Inc Class A	1.8
53.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914185.100    357-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Initial Class

This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.68%
What affected the Fund's performance this period?

•Given resilient corporate profits, better-than-expected U.S. economic performance, and a realization that the U.S. Federal Reserve may take a more measured approach to interest rate cuts, leveraged loans posted a solid gain and outperformed all other fixed-income categories in 2024.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans rose 8.99% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, security selection was the primary detractor, especially within telecom category. Picks in the food products segment also hampered the fund's result. Investment choices and an underweight in health care hurt as well.
•The largest individual relative detractor was an overweight in Securus Technologies (-43%). A stake in CenturyLink (+37%) also hurt. Another notable relative detractor this period was avoiding Air Medical, a benchmark component that gained 31%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in the electronics/electrical group. Oil & gas picks also boosted the fund's relative performance. Also helping our relative result were security selection and an underweight in business equipment & services.
•Not owning Magenta Buyer, a benchmark component that returned -38%, was the top individual relative contributor. Avoiding Dell Software, a benchmark component that returned approximately -29%, helped as well. Another notable relative contributor this period was avoiding Endure Digital, a benchmark component that returned roughly -24%.
•By quality, positioning in unrated bonds added the most value, whereas those rated CCC hurt the most. Notable changes in positioning include higher allocations to the financial intermediaries and telecom industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	8.39%	5.55%	4.88%
Morningstar® LSTA® US Performing Loans	9.15%	6.09%	5.41%
Bloomberg U.S. Universal Bond Index	2.04%	0.06%	1.73%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$448,863,144
Number of Holdings	596
Total Advisory Fee	$2,531,143
Portfolio Turnover	45%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.3
BB - 20.9
B - 60.5
CCC,CC,C - 6.4
D - 0.1
Not Rated - 4.7
Equities - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.5
Corporate Bonds - 3.8
Common Stocks - 0.9
Alternative Funds - 0.5
Asset-Backed Securities - 0.4
Preferred Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
United Kingdom - 2.5
Canada - 1.5
Netherlands - 1.3
France - 0.8
Puerto Rico - 0.5
Luxembourg - 0.4
Grand Cayman (UK Overseas Ter) - 0.4
Ireland - 0.4
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.1
MH Sub I LLC	1.3
Acrisure LLC	1.2
Fertitta Entertainment LLC/NV	1.2
Univision Communications Inc	1.1
Polaris Newco LLC	1.0
Caesars Entertainment Inc	0.9
Cloud Software Group Inc	0.9
Ascend Learning LLC	0.9
13.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The class reduced its contractual expense cap during the reporting period.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914358.100    2638-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Service Class 2

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.86%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials. Stock picks in health care, primarily within the health care equipment & services industry, hampered the fund's return as well. Further hurting the portfolio's result were stock selection and an overweight in consumer discretionary.
•The largest individual relative detractor was an overweight in CVS Health (-41%). The company was one of the fund's largest holdings this period. The second-largest relative detractor was our stake in Centene (-23%). The stock was no longer held at period end but was among of our largest holdings in 2024. Another notable relative detractor was an overweight in Chemours (-44%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology. Investment choices in energy and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among the fund's biggest holdings. A non-benchmark stake in Targa Resources (+109%) helped as well. Another notable relative contributor was an overweight in Constellation Energy (+89%), although this period we decreased our stake in the stock.
•Notable changes in positioning include increased exposure to the information technology and consumer staples sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	11.08%	11.80%	9.71%
Russell 3000® Value Index	13.98%	8.60%	8.40%
Russell 3000® Index	23.81%	13.86%	12.55%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$569,815,537
Number of Holdings	104
Total Advisory Fee	$3,362,874
Portfolio Turnover	51%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	23.5
Industrials	13.6
Health Care	11.8
Consumer Discretionary	8.9
Energy	7.9
Consumer Staples	7.5
Information Technology	6.1
Utilities	5.5
Materials	5.4
Real Estate	4.6
Communication Services	3.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 4.0
United Kingdom - 2.1
Switzerland - 1.0
Puerto Rico - 0.9
Germany - 0.8
Sweden - 0.7
Portugal - 0.7
Spain - 0.5
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.9
Exxon Mobil Corp	2.9
Apollo Global Management Inc	2.0
Philip Morris International Inc	2.0
Lumentum Holdings Inc	1.9
First Citizens BancShares Inc/NC Class A	1.9
East West Bancorp Inc	1.8
The Travelers Companies, Inc.	1.8
Global Payments Inc	1.6
Reinsurance Group of America Inc	1.6
20.4
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914153.100    904-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Variable Insurance Products Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Value Portfolio (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Value Portfolio	$41,400	$-	$12,700	$1,000

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Value Portfolio	$41,600	$-	$13,100	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Equity-Income Portfolio, VIP Floating Rate High Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Overseas Portfolio and VIP Stock Selector Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Equity-Income Portfolio	$62,400	$5,700	$10,900	$2,000
VIP Floating Rate High Income Portfolio	$62,100	$5,400	$10,600	$1,900
VIP Growth Portfolio	$55,200	$4,900	$8,300	$1,700
VIP High Income Portfolio	$72,400	$6,500	$9,500	$2,200
VIP Overseas Portfolio	$57,600	$5,500	$11,800	$1,900
VIP Stock Selector Portfolio	$36,700	$3,500	$8,500	$1,200

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Equity-Income Portfolio	$62,700	$5,600	$20,200	$1,900
VIP Floating Rate High Income Portfolio	$63,100	$5,600	$10,600	$1,900
VIP Growth Portfolio	$56,100	$4,800	$12,000	$1,600
VIP High Income Portfolio	$73,500	$6,300	$9,500	$2,100
VIP Overseas Portfolio	$57,800	$5,300	$20,600	$1,800
VIP Stock Selector Portfolio	$36,900	$3,400	$7,700	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2024A	December 31, 2023 A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
Deloitte Entities	$3,362,700	$5,371,400
PwC	$15,393,100	$14,458,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Floating Rate High Income Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 0.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(o) (Cost $2,528,854)	254,068	2,459,376

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.8674% 7/20/2037 (c)(d)(e)	250,000	256,053
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (c)(d)(e)	100,000	100,799
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (c)(d)(e)	150,000	150,006
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (c)(d)(e)	250,000	253,512
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (c)(d)(e)	200,000	202,240
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (c)(d)(e)	250,000	250,660
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	125,000	126,554
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,083,771
UNITED STATES - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (c)(d)(e)	250,000	254,651
TOTAL ASSET-BACKED SECURITIES (Cost $1,575,000)		1,594,475

Bank Loan Obligations - 89.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (d)(e)(f)	383,100	339,235
CANADA - 1.5%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 12/13/2029 (d)(e)(f)	436,142	436,687
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/22/2031 (d)(e)(f)	323,263	323,308
		759,995
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/23/2030 (d)(e)(f)	1,170,810	1,163,739
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 11/30/2029 (d)(e)(f)	858,194	858,838
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (d)(e)(f)	455,400	456,051
		2,478,628
TOTAL CONSUMER DISCRETIONARY		3,238,623

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (d)(e)(f)	543,966	512,176
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (d)(e)(f)	735,000	739,043
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8211% 3/15/2030 (d)(e)(f)	473,600	475,376
Health Care - 0.1%
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/14/2031 (d)(e)(f)	335,000	336,675
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (d)(e)(f)	297,750	298,682
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 1/31/2030 (d)(e)(f)	692,591	692,244
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2854% 5/27/2028 (d)(e)(f)	644,257	591,808
TOTAL CANADA		6,884,627
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3404% 2/4/2028 (d)(e)(f)	161,785	162,258
FRANCE - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (d)(e)(f)	3,484,774	2,786,948
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (d)(e)(f)	433,391	436,265
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/5/2031 (d)(e)(f)(g)	350,000	345,625
TOTAL GERMANY		781,890
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (d)(e)(f)	413,963	416,550
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/9/2032 (d)(e)(f)(g)	205,000	206,624
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2639% 2/26/2031 (d)(e)(f)	174,125	175,083
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (d)(e)(f)	265,950	268,056

TOTAL HONG KONG		649,763
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (d)(e)(f)(h)	438,921	47,654
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (d)(e)(f)(j)	2,231	2,225
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (d)(e)(f)(i)	7,584	7,565
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (d)(e)(f)(j)	7,617	7,598

TOTAL INDIA		65,042
IRELAND - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (d)(e)(f)	1,603,882	1,598,878
LUXEMBOURG - 0.4%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.6559% 10/31/2027 (d)(e)(f)	464,522	386,329
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 12.855% 9/29/2028 (d)(e)(f)	431,253	402,367
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (d)(e)(f)(h)	330,781	4,548
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1186% 10/30/2031 (d)(e)(f)	148,982	149,988
Chrysaor Bidco Sarl Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/14/2031 (d)(e)(f)(g)(i)	11,018	11,092
		161,080
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (d)(e)(f)	155,236	156,012
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 3/19/2031 (d)(e)(f)	99,063	99,745
Materials - 0.2%
Containers & Packaging - 0.2%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (d)(e)(f)	796,364	722,135
TOTAL LUXEMBOURG		1,932,216
NETHERLANDS - 1.3%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (d)(e)(f)	888,890	890,482
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (d)(e)(f)	3,055,546	3,047,907
Materials - 0.3%
Chemicals - 0.3%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (d)(e)(f)	1,142,085	1,148,869
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (d)(e)(f)	212,854	215,072
		1,363,941
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (d)(e)(f)	651,525	547,281
TOTAL NETHERLANDS		5,849,611
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (d)(e)(f)	1,735,000	1,725,458
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2616% 10/16/2028 (d)(e)(f)	260,000	232,375

TOTAL PUERTO RICO		1,957,833
SPAIN - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.382% 1/27/2029 (d)(e)(f)	125,873	125,819
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (d)(e)(f)	910,942	916,445
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (d)(e)(f)	264,960	266,616

TOTAL SWEDEN		1,183,061
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(f)	1,171,150	1,136,016
UNITED KINGDOM - 2.4%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 9/13/2029 (d)(e)(f)	432,692	377,705
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8027% 12/2/2031 (d)(e)(f)	3,410,000	3,405,738
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4715% 7/21/2030 (d)(e)(f)	1,985,413	1,976,320
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9288% 3/16/2027 (d)(e)(f)	193,000	193,442
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.0788% 10/31/2029 (d)(e)(f)	942,647	944,607
		3,114,369
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/7/2028 (d)(e)(f)(g)	180,000	181,382
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (d)(e)(f)	1,939,958	1,954,857
		2,136,239
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/6/2028 (d)(e)(f)	717,764	722,702
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3703% 10/21/2030 (d)(e)(f)	813,850	813,647
Information Technology - 0.0%
Software - 0.0%
Sophos Intermediate II Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/5/2027 (d)(e)(f)(g)	245,000	246,339
TOTAL UNITED KINGDOM		10,816,739
UNITED STATES - 81.4%
Communication Services - 5.7%
Diversified Telecommunication Services - 1.7%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (d)(e)(f)	489,355	355,027
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (d)(e)(f)	742,232	37,112
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 0% 1/31/2025 (d)(e)(f)(g)(j)	31,772	31,772
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (d)(e)(f)	13,041	12,650
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/2/2027 (d)(e)(f)	433,651	428,616
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (d)(e)(f)	1,246,875	1,260,379
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 12/30/2027 (d)(e)(f)	136,725	130,343
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (d)(e)(f)	238,200	239,789
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (d)(e)(f)	305,000	305,000
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/16/2029 (d)(e)(f)	832,888	781,282
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/15/2030 (d)(e)(f)	1,735,599	1,612,910
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.207% 10/1/2031 (d)(e)(f)	650,000	658,125
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 3/9/2027 (d)(e)(f)	1,105,347	1,033,035
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 3/9/2027 (d)(e)(f)	573,775	537,484
		7,423,524
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (d)(e)(f)	952,342	617,832
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (d)(e)(f)	910,986	889,350
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (d)(e)(f)	850,000	823,081
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 8/30/2030 (d)(e)(f)	227,930	228,928
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 8/5/2028 (d)(e)(f)	699,085	700,833
		3,260,024
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 7/8/2031 (d)(e)(f)	254,363	255,634
Media - 2.9%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (d)(e)(f)	643,322	640,607
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5892% 10/30/2030 (d)(e)(f)	517,400	521,281
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.5934% 12/9/2030 (d)(e)(f)	222,750	221,939
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7809% 12/15/2031 (d)(e)(f)	2,210,378	2,203,924
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8971% 1/18/2028 (d)(e)(f)	1,862,603	1,823,283
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (d)(e)(f)	20,409	17,360
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 12/1/2028 (d)(e)(f)	1,482,709	1,491,976
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9591% 9/19/2026 (d)(e)(f)	305,531	306,401
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5211% 2/10/2031 (d)(e)(f)	627,187	631,891
Sinclair Television Group Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 8.207% 4/21/2029 (d)(e)(f)	267,254	216,943
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (d)(e)(f)	203,954	204,592
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 1/31/2029 (d)(e)(f)	1,820,171	1,801,970
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 1/31/2029 (d)(e)(f)	1,829,566	1,831,853
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0116% 1/31/2028 (d)(e)(f)	388,534	385,457
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (d)(e)(f)	615,000	608,161
		12,907,638
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (d)(e)(f)	1,119,375	1,135,114
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.11% 1/27/2031 (d)(e)(f)	444,405	444,253
		1,579,367
TOTAL COMMUNICATION SERVICES		25,426,187

Consumer Discretionary - 16.2%
Automobile Components - 0.5%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/5/2028 (d)(e)(f)	659,171	583,202
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/6/2030 (d)(e)(f)	598,500	600,296
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4387% 12/22/2028 (d)(e)(f)	570,536	531,551
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (d)(e)(f)	641,953	608,571
		2,323,620
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 6/3/2028 (d)(e)(f)	1,343,669	1,314,041
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 4/22/2030 (d)(e)(f)	539,072	539,745
		1,853,786
Broadline Retail - 2.7%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (d)(e)(f)	1,780,852	1,591,191
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (d)(e)(f)	673,893	677,492
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(f)	9,283,108	9,315,599
		11,584,282
Distributors - 0.5%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 12/26/2028 (d)(e)(f)	1,391,355	1,397,157
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 1/6/2028 (d)(e)(f)	115,799	115,655
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.856% 8/1/2030 (d)(e)(f)	894,660	904,090
		2,416,902
Diversified Consumer Services - 1.4%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 7/30/2028 (d)(e)(f)	2,123,983	2,123,983
Frontdoor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 12/19/2031 (d)(e)(f)	215,000	215,537
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (d)(e)(f)	1,145,921	1,156,360
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5897% 8/11/2028 (d)(e)(f)	286,386	288,803
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(f)	3,119,918	2,620,014
		6,404,697
Hotels, Restaurants & Leisure - 7.2%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8574% 2/7/2029 (d)(e)(f)	1,081,852	1,062,022
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2215% 1/15/2027 (d)(e)(f)	116,563	116,490
Aramark Services Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 4/6/2028 (d)(e)(f)	90,000	90,293
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 6/24/2030 (d)(e)(f)	119,727	120,265
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (d)(e)(f)	305,660	309,099
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/30/2031 (d)(e)(f)	299,250	300,995
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/26/2030 (d)(e)(f)	1,949,325	1,948,506
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.607% 2/6/2031 (d)(e)(f)	2,262,900	2,263,602
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (d)(e)(f)	1,026,471	1,031,819
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (d)(e)(f)	348,192	350,040
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (d)(e)(f)	590,946	591,933
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 11/1/2031 (d)(e)(f)	2,040,000	1,996,650
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 6/29/2029 (d)(e)(f)	409,620	401,686
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (d)(e)(f)	5,180,924	5,195,845
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.707% 2/12/2029 (d)(e)(f)	312,638	314,201
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 12/1/2028 (d)(e)(f)	229,764	230,396
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/26/2030 (d)(e)(f)	834,409	832,849
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.774% 10/7/2031 (d)(e)(f)	400,000	403,124
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/27/2028 (d)(e)(f)	140,288	140,697
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/17/2031 (d)(e)(f)	1,156,263	1,158,795
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.857% 8/2/2028 (d)(e)(f)	1,111,737	1,114,661
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0878% 11/8/2030 (d)(e)(f)	435,000	436,905
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 12/22/2031 (d)(e)(f)(g)	685,000	680,719
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 4/26/2028 (d)(e)(f)	319,275	320,773
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 4/26/2028 (d)(e)(f)	247,133	247,750
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0254% 10/22/2031 (d)(e)(f)	790,000	792,173
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6318% 4/16/2029 (d)(e)(f)	637,053	638,760
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 4/1/2031 (d)(e)(f)	427,994	427,459
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5989% 11/10/2028 (d)(e)(f)	280,028	279,888
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/18/2031 (d)(e)(f)	269,546	268,759
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/18/2031 (d)(e)(f)	134,663	134,999
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (d)(e)(f)	816,609	799,640
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5897% 4/4/2029 (d)(e)(f)	1,449,674	1,451,849
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3752% 3/14/2031 (d)(e)(f)	1,270,400	1,271,010
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 10/1/2031 (d)(e)(f)	260,000	261,625
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (d)(e)(f)	1,261,163	1,210,717
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 13.347% 12/30/2027 (d)(e)(f)	100,000	80,333
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (d)(e)(f)	251,600	242,794
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (d)(e)(f)	1,399,302	1,400,645
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8354% 3/1/2026 (d)(e)(f)	459,375	441,983
Wyndham Hotels & Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 5/28/2030 (d)(e)(f)	717,990	718,248
		32,080,997
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/26/2031 (d)(e)(f)	194,513	195,789
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (d)(e)(f)	516,321	515,568
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (d)(e)(f)	330,650	152,651
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 10/4/2031 (d)(e)(f)	1,145,000	1,146,786
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/30/2027 (d)(e)(f)	199,900	198,962
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 10/30/2027 (d)(e)(f)	116,700	116,262
		2,326,018
Leisure Products - 0.2%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0014% 12/14/2026 (d)(e)(f)	139,065	137,326
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/18/2030 (d)(e)(f)	935,150	930,082
		1,067,408
Specialty Retail - 2.4%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4171% 11/6/2027 (d)(e)(f)	160,899	160,630
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 7/24/2028 (d)(e)(f)	422,657	175,825
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (d)(e)(f)	1,441,388	1,453,106
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.2538% 3/10/2026 (d)(e)(f)	197,710	113,189
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.3922% 3/10/2026 (d)(e)(f)	693,958	397,291
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 10.0296%, 10.0296% 5/7/2025 (d)(e)(f)(i)	229,416	229,416
Gulfside Supply Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3259% 6/17/2031 (d)(e)(f)	203,314	203,975
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9022% 6/5/2031 (d)(e)(f)	184,538	181,805
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/9/2031 (d)(e)(f)(g)	69,825	69,982
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5074% 6/7/2031 (d)(e)(f)	505,000	506,136
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (d)(e)(f)	980,000	979,647
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (d)(e)(f)	467,632	463,007
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 4/16/2031 (d)(e)(f)	453,618	455,460
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 4/15/2028 (d)(e)(f)	526,091	422,593
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 13.8288% 4/28/2028 (d)(e)(f)(j)	142,023	106,517
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 10/20/2028 (d)(e)(f)	199,485	197,366
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.707% 10/20/2028 (d)(e)(f)	488,750	486,512
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.207% 2/8/2028 (d)(e)(f)	573,641	539,630
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (d)(e)(f)	2,050,200	1,955,706
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7215% 4/16/2028 (d)(e)(f)	898,666	898,666
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (d)(e)(f)	610,407	612,281
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (d)(e)(f)	288,750	181,552
		10,790,292
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (d)(e)(f)	309,542	310,821
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 11/23/2028 (d)(e)(f)	232,061	231,481
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (d)(e)(f)	1,065,000	1,065,266
		1,607,568
TOTAL CONSUMER DISCRETIONARY		72,455,570

Consumer Staples - 2.1%
Beverages - 0.6%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4288% 1/24/2029 (d)(e)(f)	875,060	573,016
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (d)(e)(f)	170,000	56,312
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8404% 3/31/2028 (d)(e)(f)	1,912,963	1,925,646
		2,554,974
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.274% 2/5/2029 (d)(e)(f)	217,778	218,594
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/29/2031 (d)(e)(f)	277,861	277,911
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (d)(e)(f)	1,042,071	987,800
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (d)(e)(f)	336,241	14,290
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (d)(e)(f)	293,563	294,053
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (d)(e)(f)	930,037	931,348
		2,723,996
Food Products - 0.7%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 12/23/2030 (d)(e)(f)	487,921	491,580
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/23/2027 (d)(e)(f)	577,214	581,255
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 10/25/2027 (d)(e)(f)	262,350	264,236
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (d)(e)(f)	1,049,977	626,312
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 14.6162% 8/2/2028 (d)(e)(f)	561,453	558,084
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/12/2031 (d)(e)(f)(g)	110,000	109,982
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 2/12/2031 (d)(e)(f)	598,500	598,405
		3,229,854
Household Products - 0.1%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5856% 2/14/2028 (d)(e)(f)	39,403	39,477
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1471% 2/14/2028 (d)(e)(f)	100,000	100,188
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6559% 5/14/2031 (d)(e)(f)	274,313	274,828
		414,493
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 5/17/2028 (d)(e)(f)	450,586	403,518
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.957% 2/23/2029 (d)(e)(f)	204,372	193,015
		596,533
TOTAL CONSUMER STAPLES		9,519,850

Energy - 2.8%
Energy Equipment & Services - 0.4%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (d)(e)(f)	1,775,550	1,765,927
Oil, Gas & Consumable Fuels - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (d)(e)(f)	628,425	633,924
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (d)(e)(f)	210,980	212,343
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 3/17/2028 (d)(e)(f)	414,950	416,850
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (d)(e)(f)	1,664,660	1,666,325
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(f)(g)	400,000	400,000
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 11/19/2029 (d)(e)(f)	646,923	647,104
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.607% 4/3/2028 (d)(e)(f)	183,846	183,013
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (d)(e)(f)(g)	405,000	406,519
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (d)(e)(f)	565,000	569,441
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (d)(e)(f)	877,800	878,485
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 9/29/2028 (d)(e)(f)	817,436	821,695
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 5/22/2031 (d)(e)(f)	396,495	398,787
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (d)(e)(f)	1,754,186	1,673,283
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (d)(e)(f)	1,504,778	1,499,135
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (d)(e)(f)	258,700	260,317
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0216% 5/10/2029 (d)(e)(f)	284,288	286,877
		10,954,098
TOTAL ENERGY		12,720,025

Financials - 11.5%
Capital Markets - 2.5%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 2/14/2031 (d)(e)(f)	1,544,661	1,546,685
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5526% 6/16/2031 (d)(e)(f)	1,048,118	1,050,686
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (d)(e)(f)	1,775,023	1,779,052
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/19/2031 (d)(e)(f)	603,488	601,762
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (d)(e)(f)	337,396	339,083
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/17/2031 (d)(e)(f)	1,431,277	1,443,257
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 9/10/2031 (d)(e)(f)(g)(i)	153,723	155,009
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (d)(e)(f)	850,000	852,389
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (d)(e)(f)	808,292	811,323
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3955% 12/15/2031 (d)(e)(f)	1,395,976	1,389,945
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/25/2031 (d)(e)(f)	290,000	292,174
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (d)(e)(f)	570,000	572,138
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 12/1/2028 (d)(e)(f)	355,097	356,695
		11,190,198
Financial Services - 3.5%
ACNR Holdings Inc term loan 13% (d)(f)(j)(k)	82,110	82,110
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/31/2031 (d)(e)(f)	2,394,000	2,403,480
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (d)(e)(f)	935,933	938,610
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (d)(e)(f)	2,200,000	2,201,826
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (d)(f)(j)	63,433	62,164
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (d)(f)	385,885	231,531
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (d)(f)	120,378	117,970
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (d)(f)(j)	3,566	3,565
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(f)(h)(j)	81,952	61,464
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (d)(e)(f)	401,709	402,838
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4435% 11/17/2031 (d)(e)(f)	1,390,000	1,391,307
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.707% 11/5/2029 (d)(e)(f)	335,000	333,981
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 7/18/2031 (d)(e)(f)	1,685,034	1,689,247
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.107% 5/16/2031 (d)(e)(f)	363,624	363,737
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (d)(e)(f)	416,850	420,368
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 5.624% 10/3/2029 (d)(e)(f)(j)	102,660	102,044
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 12.124% 9/30/2029 (d)(e)(f)(j)	219,989	164,992
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/6/2031 (d)(e)(f)	571,684	570,433
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/24/2031 (d)(e)(f)	469,015	467,959
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (d)(e)(f)	405,000	406,750
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (d)(e)(f)	660,349	666,952
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (d)(e)(f)	2,799,180	2,814,939
		15,898,267
Insurance - 5.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (d)(e)(f)	5,223,019	5,221,400
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7215% 2/19/2028 (d)(e)(f)	826,174	828,273
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (d)(e)(f)	535,113	534,444
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 8/19/2028 (d)(e)(f)	2,932,534	2,922,152
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 8/19/2028 (d)(e)(f)	1,240,776	1,240,776
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 9/19/2030 (d)(e)(f)	3,104,470	3,093,388
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/31/2028 (d)(e)(f)	2,050,000	1,997,295
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/20/2029 (d)(e)(f)	1,970,000	1,896,736
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7091% 7/31/2027 (d)(e)(f)	553,920	552,103
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (d)(e)(f)	2,503,043	2,515,558
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/15/2031 (d)(e)(f)	438,082	439,177
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(f)	618,421	631,692
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (d)(e)(f)	1,335,363	1,337,446
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (d)(e)(f)	890,222	887,890
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (d)(e)(f)	455,411	454,159
		24,552,489
TOTAL FINANCIALS		51,640,954

Health Care - 7.7%
Health Care Equipment & Supplies - 1.8%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.457% 11/8/2027 (d)(e)(f)	27,811	27,945
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/31/2029 (d)(e)(f)	636,820	633,368
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9788% 1/6/2029 (d)(e)(f)	430,195	431,628
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/1/2031 (d)(e)(f)	1,586,778	1,594,316
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/21/2028 (d)(e)(f)	3,792,382	3,802,584
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (d)(e)(f)	948,210	951,500
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (d)(e)(f)	428,925	429,195
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (d)(e)(f)	330,000	333,198
		8,203,734
Health Care Providers & Services - 3.9%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (d)(e)(f)	480,355	368,432
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.202% 2/11/2028 (d)(e)(f)	731,436	735,276
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (d)(e)(f)	678,300	678,727
Examworks Bidco Inc Tranche B 1LN, term loan 7.107% 11/1/2028 (d)(e)(f)	458,541	459,862
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (d)(e)(f)	2,719,671	2,628,263
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.357% 9/24/2031 (d)(e)(f)	2,820,000	2,816,476
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 10/23/2031 (d)(e)(f)	349,943	353,005
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (d)(e)(f)(g)(i)	45,057	45,451
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (d)(e)(f)	345,390	347,549
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (d)(e)(f)	86,054	86,592
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/15/2031 (d)(e)(f)	677,466	682,168
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 2/21/2031 (d)(e)(f)	472,625	473,868
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (d)(e)(f)	1,571,984	1,581,149
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7709% 4/18/2031 (d)(e)(f)	233,825	234,786
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 10/31/2031 (d)(e)(f)	1,720,000	1,730,320
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0887% 12/19/2030 (d)(e)(f)	647,726	652,150
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 7/18/2031 (d)(e)(f)	410,000	405,900
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.097% 11/20/2026 (d)(e)(f)	109,652	90,363
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 10/1/2028 (d)(e)(f)	1,856,303	1,844,701
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7849% 10/14/2031 (d)(e)(f)	320,435	322,640
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (d)(e)(f)(i)	14,565	14,665
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (d)(e)(f)	563,683	566,642
		17,118,985
Health Care Technology - 1.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (d)(e)(f)	2,152,191	2,154,494
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	235,000	236,323
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3027% 4/30/2031 (d)(e)(f)	1,402,950	1,409,095
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 9/28/2029 (d)(e)(f)	714,600	715,007
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 11/26/2031 (d)(e)(f)	1,005,000	1,007,513
		5,522,432
Pharmaceuticals - 0.8%
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4027% 8/1/2027 (d)(e)(f)	587,452	586,441
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/23/2031 (d)(e)(f)	937,650	943,276
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/5/2028 (d)(e)(f)	1,410,155	1,412,891
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (d)(e)(f)	796,129	797,124
		3,739,732
TOTAL HEALTH CARE		34,584,883

Industrials - 12.9%
Aerospace & Defense - 1.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (d)(e)(f)	368,701	370,371
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.847% 12/31/2027 (d)(e)(f)	134,479	134,915
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (d)(e)(f)(g)	485,000	484,758
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6726% 6/9/2031 (d)(e)(f)	295,000	296,475
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/21/2031 (d)(e)(f)	359,100	361,122
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3962% 12/11/2031 (d)(e)(f)	715,385	714,047
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (d)(e)(f)(g)(i)	59,615	59,504
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (d)(e)(f)	1,709,281	1,713,914
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 2/28/2031 (d)(e)(f)	416,855	417,418
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (d)(e)(f)	122,822	123,157
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (d)(e)(f)	608,475	609,424
		5,285,105
Air Freight & Logistics - 0.5%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (d)(e)(f)	615,778	618,087
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (d)(e)(f)	234,222	235,101
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 11/23/2028 (d)(e)(f)	488,216	480,619
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.207% 11/23/2028 (d)(e)(f)(j)	395,888	395,888
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.457% 11/23/2029 (d)(e)(f)(j)	175,000	174,999
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0788% 3/18/2030 (d)(e)(f)	534,017	536,553
		2,441,247
Building Products - 1.4%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (d)(e)(f)	938,960	756,530
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 1/3/2029 (d)(e)(f)	805,112	804,943
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/11/2029 (d)(e)(f)	321,860	322,722
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.707% 10/22/2028 (d)(e)(f)	555,433	558,071
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8288% 8/2/2031 (d)(e)(f)	389,025	390,161
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 1/24/2029 (d)(e)(f)	350,820	352,245
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4952% 4/29/2029 (d)(e)(f)	2,822,959	2,788,942
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 10/16/2028 (d)(e)(f)	263,612	262,019
		6,235,633
Commercial Services & Supplies - 4.8%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (d)(e)(f)	2,462,357	2,469,277
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 5/14/2028 (d)(e)(f)	2,768,857	2,775,530
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3027% 11/3/2031 (d)(e)(f)	542,414	545,294
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (d)(e)(f)(g)(i)	62,586	62,919
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(f)	1,004,146	993,823
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2028 (d)(e)(f)(g)	120,000	120,900
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (d)(e)(f)	402,975	405,997
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(f)	3,453,364	3,350,765
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (d)(e)(f)	239,400	240,197
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 10/10/2028 (d)(e)(f)	301,888	304,001
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.49% 5/3/2029 (d)(e)(f)	373,087	285,878
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8356% 2/10/2031 (d)(e)(f)	213,388	213,789
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 11/3/2029 (d)(e)(f)	173,570	174,329
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (d)(e)(f)	1,001,934	1,008,326
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (d)(e)(f)	722,506	727,383
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (d)(e)(f)	345,776	351,249
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (d)(e)(f)	1,275,524	1,278,917
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (d)(e)(f)	2,089,348	1,870,343
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3672% 7/25/2030 (d)(e)(f)	967,533	971,509
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 3/19/2028 (d)(e)(f)	301,611	303,119
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (d)(e)(f)	239,603	239,802
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (d)(e)(f)	424,553	425,084
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (d)(e)(f)	18,408	18,423
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (d)(e)(f)	23,316	23,345
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4532% 12/10/2026 (d)(e)(f)	300,353	301,855
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8288% 10/6/2031 (d)(e)(f)	280,000	281,576
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (d)(e)(f)	212,020	202,655
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (d)(e)(f)	498,750	499,064
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.7215% 10/19/2030 (d)(e)(f)(j)	366,974	291,745
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4808% 4/19/2030 (d)(e)(f)(j)	382,301	382,301
		21,119,395
Construction & Engineering - 0.6%
Arcosa Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/15/2031 (d)(e)(f)	875,000	881,020
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (d)(e)(f)	418,124	418,200
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8446% 11/3/2031 (d)(e)(f)	570,000	571,784
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 1/21/2028 (d)(e)(f)	239,726	241,332
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 2/16/2028 (d)(e)(f)	262,033	263,016
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6203% 1/24/2031 (d)(e)(f)	378,749	378,867
		2,754,219
Electrical Equipment - 0.4%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7032% 10/14/2027 (d)(e)(f)	547,312	546,858
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1935% 3/2/2027 (d)(e)(f)	1,320,759	1,321,036
		1,867,894
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (d)(e)(f)	798,000	795,645
Machinery - 0.6%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4715% 7/22/2029 (d)(e)(f)	318,000	318,531
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (d)(e)(f)	517,175	518,686
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0527% 9/28/2028 (d)(e)(f)	341,328	330,331
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9435% 10/10/2031 (d)(e)(f)	265,000	266,325
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (d)(e)(f)(g)	240,000	241,200
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 3/25/2031 (d)(e)(f)	893,250	895,037
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.605% 12/3/2026 (d)(e)(f)(j)	50,640	46,922
		2,617,032
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (d)(e)(f)	546,000	559,836
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9588% 6/4/2029 (d)(e)(f)	376,200	376,512
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (d)(e)(f)	182,135	185,181
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6348% 2/24/2031 (d)(e)(f)	987,822	989,590
		2,111,119
Professional Services - 1.8%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9715% 2/4/2028 (d)(e)(f)	580,329	582,024
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/29/2031 (d)(e)(f)	2,070,000	2,061,368
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2896% 10/30/2031 (d)(e)(f)	400,000	400,252
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 12/30/2028 (d)(e)(f)	854,247	826,621
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3955% 9/29/2028 (d)(e)(f)	475,424	476,613
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2755% 9/29/2028 (d)(e)(f)	198,000	199,401
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 6/2/2028 (d)(e)(f)	1,592,613	1,570,428
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0854% 3/3/2031 (d)(e)(f)	318,400	319,992
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 8/16/2028 (d)(e)(f)	499,970	501,095
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (d)(e)(f)	613,360	542,824
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (d)(e)(f)	660,492	663,794
		8,144,412
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/19/2028 (d)(e)(f)	198,000	198,475
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 10/7/2030 (d)(e)(f)	202,443	204,552
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5854% 1/29/2031 (d)(e)(f)	1,162,009	1,142,115
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 2/14/2031 (d)(e)(f)	372,188	374,886
		1,920,028
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.2784% 4/8/2030 (d)(e)(f)	778,735	783,438
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (d)(e)(f)	232,784	241,952
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (d)(e)(f)	541,111	408,539
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.7784% 1/2/2029 (d)(e)(f)	74,980	58,985
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.2784% 8/10/2029 (d)(e)(f)	143,520	52,623
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3288% 7/26/2028 (d)(e)(f)	859,586	863,764
		2,409,301
TOTAL INDUSTRIALS		57,701,030

Information Technology - 14.6%
Communications Equipment - 0.3%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3703% 10/24/2030 (d)(e)(f)	132,982	133,314
CommScope LLC 1LN, term loan 9.857% 12/17/2029 (d)(f)	1,339,194	1,353,430
		1,486,744
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 7/2/2029 (d)(e)(f)	869,025	869,929
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.2215% 3/31/2029 (d)(e)(f)	60,000	59,550
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/31/2028 (d)(e)(f)	790,606	796,868
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (d)(e)(f)(i)	32,366	32,622
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 11/12/2029 (d)(e)(f)	615,338	614,896
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/2/2031 (d)(e)(f)	587,361	586,597
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (d)(e)(f)	915,000	924,150
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (d)(e)(f)	530,000	530,663
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 5/30/2030 (d)(e)(f)	360,091	359,939
		4,775,214
IT Services - 1.5%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 2/3/2031 (d)(e)(f)	353,014	354,860
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (d)(e)(f)	1,176,768	1,047,323
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (d)(e)(f)	121,703	91,429
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 6/17/2031 (d)(e)(f)	1,286,775	1,285,720
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 2/1/2028 (d)(e)(f)	2,860,465	2,656,057
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (d)(e)(f)	325,000	327,438
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/31/2028 (d)(e)(f)	186,028	186,580
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 6/23/2031 (d)(e)(f)	765,000	766,438
		6,715,845
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (d)(e)(f)	794,372	795,864
Software - 11.2%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (d)(e)(f)	60,000	61,650
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (d)(e)(f)	841,981	849,542
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.207% 12/10/2029 (d)(e)(f)	2,005,000	1,984,950
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (d)(e)(f)	1,968,023	1,976,643
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/31/2031 (d)(e)(f)	1,207,291	1,205,408
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 3/24/2031 (d)(e)(f)	1,200,000	1,202,568
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (d)(e)(f)	2,235,898	2,240,728
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (d)(e)(f)	1,293,867	1,300,608
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 10/16/2026 (d)(e)(f)	1,952,049	1,870,317
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.357% 2/19/2029 (d)(e)(f)	845,000	676,000
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 10/29/2029 (d)(e)(f)	577,823	581,146
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (d)(e)(f)	1,149,122	1,156,419
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (d)(e)(f)	554,666	557,789
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/12/2029 (d)(e)(f)	1,199,455	1,194,621
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 12/1/2027 (d)(e)(f)	609,563	614,134
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (d)(e)(f)	2,710,000	2,705,339
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (d)(e)(f)	280,000	276,732
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8027% 3/1/2029 (d)(e)(f)	2,162,107	2,161,566
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (d)(e)(f)	5,497,216	5,496,227
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.607% 2/23/2029 (d)(e)(f)	225,000	222,329
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (d)(e)(f)	1,945,000	1,878,306
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (d)(e)(f)	771,590	632,943
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (d)(e)(f)	4,438,929	4,443,456
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (d)(e)(f)(g)	635,000	642,544
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (d)(e)(f)(g)	505,000	507,919
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (d)(e)(f)	1,086,801	1,093,083
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (d)(e)(f)	807,835	812,610
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8973% 7/17/2032 (d)(e)(f)	175,000	178,281
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/31/2028 (d)(e)(f)	1,210,432	1,215,431
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.347% 5/15/2028 (d)(e)(f)	629,330	362,041
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.847% 5/15/2028 (d)(e)(f)	146,596	151,544
RealPage Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 4/24/2028 (d)(e)(f)	310,000	310,775
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (d)(e)(f)	1,173,253	1,169,792
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.957% 9/30/2028 (d)(e)(f)	761,736	747,995
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/8/2030 (d)(e)(f)	1,295,720	1,291,587
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (d)(e)(f)	362,164	362,787
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9715% 8/11/2028 (d)(e)(f)	624,324	628,082
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (d)(e)(f)	1,094,028	1,096,500
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (d)(e)(f)	3,677,480	3,700,795
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (d)(e)(f)	743,860	748,509
		50,309,696
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (d)(e)(f)(g)	1,375,000	1,349,219
TOTAL INFORMATION TECHNOLOGY		65,432,582

Materials - 6.3%
Chemicals - 3.6%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (d)(e)(f)	695,373	606,713
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.207% 11/24/2028 (d)(e)(f)	410,000	399,578
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 11/24/2027 (d)(e)(f)	436,327	436,327
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 9/30/2028 (d)(e)(f)	1,801,420	1,809,760
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6367% 8/29/2029 (d)(e)(f)	482,327	483,634
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 12/16/2031 (d)(e)(f)(g)	805,000	799,631
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/18/2028 (d)(e)(f)	1,314,156	1,319,492
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.024% 11/1/2030 (d)(e)(f)	447,750	448,869
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (d)(e)(f)	1,620,206	1,627,497
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (d)(e)(f)	896,231	877,392
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4465% 3/15/2029 (d)(e)(f)	2,005,233	2,003,670
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8945% 3/15/2030 (d)(e)(f)	120,000	113,250
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/1/2030 (d)(e)(f)	167,450	167,555
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 4/2/2029 (d)(e)(f)	1,073,378	1,080,087
Koppers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6105% 4/10/2030 (d)(e)(f)	395,020	395,763
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0887% 8/22/2031 (d)(e)(f)	806,034	776,316
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (d)(e)(f)	446,318	420,378
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (d)(e)(f)	562,207	563,438
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5745% 3/16/2027 (d)(e)(f)	533,055	533,924
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 2/21/2031 (d)(e)(f)	633,413	638,359
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 9/30/2031 (d)(e)(f)	362,637	364,904
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (d)(e)(f)(g)(i)	37,363	37,596
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5788% 9/22/2028 (d)(e)(f)	172,335	173,714
		16,077,847
Construction Materials - 0.3%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/5/2030 (d)(e)(f)	152,832	153,214
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (d)(e)(f)	210,897	213,006
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 3/27/2028 (d)(e)(f)	381,911	383,224
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 10/19/2029 (d)(e)(f)	488,930	489,336
		1,238,780
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 3/3/2028 (d)(e)(f)	1,178,160	1,176,240
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0581% 6/9/2031 (d)(e)(f)	1,475,870	1,483,249
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3418% 7/1/2029 (d)(e)(f)	499,794	500,229
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5254% 12/2/2030 (d)(e)(f)	785,634	789,115
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (d)(e)(f)	3,275,129	3,278,601
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/4/2027 (d)(e)(f)	373,759	374,326
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 9/25/2028 (d)(e)(f)	469,481	471,097
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 8/3/2026 (d)(e)(f)	494,123	496,594
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 8/1/2026 (d)(e)(f)	96,750	97,113
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.207% 1/30/2027 (d)(e)(f)	475,847	477,079
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.107% 4/21/2031 (d)(e)(f)	1,417,409	1,427,161
		10,570,804
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 5/23/2031 (d)(e)(f)	497,000	497,249
TOTAL MATERIALS		28,384,680

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 1/31/2030 (d)(e)(f)	426,207	427,273
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/31/2030 (d)(e)(f)	174,563	176,308
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0887% 8/21/2030 (d)(e)(f)	340,024	342,149
		945,730
Utilities - 1.4%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (d)(e)(f)	638,392	638,341
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 12/20/2030 (d)(e)(f)	985,924	986,712
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 1/20/2031 (d)(e)(f)	2,071,250	2,070,815
		3,695,868
Independent Power and Renewable Electricity Producers - 0.5%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 9/30/2031 (d)(e)(f)	638,400	642,071
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/31/2030 (d)(e)(f)	423,375	422,079
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (d)(e)(f)	293,325	291,125
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0235% 12/10/2031 (d)(e)(f)	285,000	285,712
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2215% 3/25/2028 (d)(e)(f)	614,067	598,587
		2,239,574
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 6/23/2028 (d)(e)(f)	319,275	319,476
TOTAL UTILITIES		6,254,918

TOTAL UNITED STATES		365,066,409
TOTAL BANK LOAN OBLIGATIONS (Cost $405,955,292)		401,752,895

Common Stocks - 0.9%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (j)(l)	12,397	270,874
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (j)	85	235,387
UNITED STATES - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (j)(l)	15,069	195,596
Specialty Retail - 0.1%
Joann Inc (j)	94,692	197,906
TOTAL CONSUMER DISCRETIONARY		393,502

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
California Resources Corp	16,980	881,092
Expand Energy Corp	11,625	1,157,269
Expand Energy Corp (b)	103	10,254
Exxon Mobil Corp	4,943	531,719
New Fortress Energy Inc (m)	7,598	114,882
		2,695,216
Financials - 0.1%
Financial Services - 0.1%
ACNR Holdings Inc (j)	4,662	415,897
Carnelian Point Holdings LP warrants (j)(l)	329	960
Limetree Bay Cayman Ltd (j)(l)	38	1,928
		418,785
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (j)(l)	5,338	13,238
Tnt Crane & Rigging LLC warrants 10/31/2025 (j)(l)	1,797	0
		13,238
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (j)(l)	2,417	115,581
TOTAL UNITED STATES		3,636,322
TOTAL COMMON STOCKS (Cost $2,192,397)		4,142,583

Non-Convertible Corporate Bonds - 3.8%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	15,000	15,420
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 1/15/2029 (c)	170,000	128,003
Altice France SA 5.125% 7/15/2029 (c)	340,000	254,613
Altice France SA 5.5% 1/15/2028 (c)	95,000	70,030
Altice France SA 5.5% 10/15/2029 (c)	550,000	411,965

TOTAL FRANCE		864,611
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)	105,000	76,864
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)	250,000	200,585
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)	415,000	375,492

TOTAL PUERTO RICO		576,077
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (c)	520,000	581,513
UNITED STATES - 3.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	100,000	97,761
Level 3 Financing Inc 4.5% 4/1/2030 (c)	275,000	228,017
		325,778
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)	170,000	163,862
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)	330,000	315,292
DISH Network Corp 11.75% 11/15/2027 (c)	940,000	995,641
EchoStar Corp 10.75% 11/30/2029	827,687	890,000
Univision Communications Inc 6.625% 6/1/2027 (c)	105,000	104,577
Univision Communications Inc 8% 8/15/2028 (c)	150,000	152,718
Univision Communications Inc 8.5% 7/31/2031 (c)	240,000	235,320
		2,857,410
Consumer Discretionary - 1.1%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	175,000	178,201
Automobiles - 0.7%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(e)	2,580,000	2,585,722
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (c)	160,000	162,968
Carnival Corp 7.625% 3/1/2026 (c)	95,000	95,139
CEC Entertainment LLC 6.75% 5/1/2026 (c)	95,000	94,243
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	795,000	736,710
		1,089,060
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (c)	580,000	571,445
TOTAL CONSUMER DISCRETIONARY		4,424,428

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	45,000	45,046
CITGO Petroleum Corp 7% 6/15/2025 (c)	130,000	130,134
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	290,000	298,783
		473,963
Financials - 0.7%
Financial Services - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	520,000	434,347
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	435,000	417,473
NFE Financing LLC 12% 11/15/2029 (c)	1,185,432	1,245,319
		2,097,139
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	600,000	617,829
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	355,000	355,835
		973,664
TOTAL FINANCIALS		3,070,803

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	125,000	126,318
Industrials - 0.2%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (c)	505,000	506,122
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	110,000	111,958
GEO Group Inc/The 8.625% 4/15/2029	80,000	84,494
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	145,000	134,869
		331,321
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (c)	35,000	36,389
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	52,500	52,330
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)	23,303	23,156
		75,486
TOTAL INDUSTRIALS		949,318

Information Technology - 0.2%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	235,000	225,027
Software - 0.1%
Cloud Software Group Inc 8.25% 6/30/2032 (c)	444,000	457,564
Cloud Software Group Inc 9% 9/30/2029 (c)	190,000	192,906
		650,470
TOTAL INFORMATION TECHNOLOGY		875,497

Materials - 0.1%
Chemicals - 0.0%
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	200,000	212,203
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	300,000	314,537
TOTAL MATERIALS		526,740

Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	400,000	426,512
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	45,000	44,253
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	25,000	23,946
		494,711
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	657,604
TOTAL REAL ESTATE		1,152,315

TOTAL UNITED STATES		14,782,570
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,660,132)		16,897,055

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(k)	145,000	146,502
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 4.7% (d)(k)	505,000	511,819
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (c)(d)(k)	240,000	239,108
TOTAL UNITED STATES		897,429
TOTAL PREFERRED SECURITIES (Cost $884,761)		897,429

Money Market Funds - 9.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $40,902,129)	4.36	40,893,950	40,902,128

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $470,698,565)	468,645,941
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(19,782,797)
NET ASSETS - 100.0%	448,863,144

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,469,630 or 0.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,246,720 or 3.6% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $479,778 and $482,334, respectively.

(j)	Level 3 security
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $114,882 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	975

Fidelity Private Credit Company LLC	4/28/22 - 12/31/24	2,528,854

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	37,991,574	143,997,234	141,086,580	1,938,627	(99)	(1)	40,902,128	40,893,950	0.1%
Fidelity Securities Lending Cash Central Fund	919,300	2,425,605	3,344,905	871	-	-	-	-	0.0%
Total	38,910,874	146,422,839	144,431,485	1,939,498	(99)	(1)	40,902,128	40,893,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,010,491	543,631	-	370,904	-	(94,746)	2,459,376	254,068
	2,010,491	543,631	-	370,904	-	(94,746)	2,459,376	254,068

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,459,376	-	2,459,376	-

Asset-Backed Securities	1,594,475	-	1,594,475	-

Bank Loan Obligations
Communication Services	34,679,975	-	34,648,203	31,772
Consumer Discretionary	81,459,570	-	81,353,053	106,517
Consumer Staples	10,922,508	-	10,922,508	-
Energy	15,595,307	-	15,595,307	-
Financials	52,120,878	-	51,644,539	476,339
Health Care	35,805,340	-	35,805,340	-
Industrials	64,524,598	-	63,232,743	1,291,855
Information Technology	66,535,952	-	66,526,129	9,823
Materials	32,360,838	-	32,360,838	-
Real Estate	945,730	-	945,730	-
Utilities	6,802,199	-	6,802,199	-

Common Stocks
Communication Services	270,874	-	-	270,874
Consumer Discretionary	628,889	-	-	628,889
Energy	2,695,216	2,695,216	-	-
Financials	418,785	-	-	418,785
Industrials	13,238	-	-	13,238
Information Technology	115,581	-	-	115,581

Non-Convertible Corporate Bonds
Communication Services	4,700,740	-	4,700,740	-
Consumer Discretionary	4,439,848	-	4,439,848	-
Energy	1,055,476	-	1,055,476	-
Financials	3,070,803	-	3,070,803	-
Health Care	126,318	-	126,318	-
Industrials	949,318	-	949,318	-
Information Technology	875,497	-	875,497	-
Materials	526,740	-	526,740	-
Real Estate	1,152,315	-	1,152,315	-

Preferred Securities
Energy	146,502	-	146,502	-
Financials	511,819	-	511,819	-
Industrials	239,108	-	239,108	-

Money Market Funds	40,902,128	40,902,128	-	-
Total Investments in Securities:	468,645,941	43,597,344	421,684,924	3,363,673
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $427,267,582)	$425,284,437
Fidelity Central Funds (cost $40,902,129)	40,902,128
Other affiliated issuers (cost $2,528,854)	2,459,376

Total Investment in Securities (cost $470,698,565)		$468,645,941
Cash		1,005,065
Receivable for investments sold		4,099,335
Receivable for fund shares sold		560,313
Interest receivable		3,345,611
Distributions receivable from Fidelity Central Funds		164,213
Prepaid expenses		361
Total assets		477,820,839
Liabilities
Payable for investments purchased	$28,381,631
Payable for fund shares redeemed	248,975
Accrued management fee	242,894
Other payables and accrued expenses	84,195
Total liabilities		28,957,695
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$448,863,144
Net Assets consist of:
Paid in capital		$465,253,697
Total accumulated earnings (loss)		(16,390,553)
Net Assets		$448,863,144

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($110,132,108 ÷ 11,104,072 shares)		$9.92
Investor Class :
Net Asset Value, offering price and redemption price per share ($338,731,036 ÷ 34,128,675 shares)		$9.93
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$229,772
Affiliated issuers		334,720
Interest		33,190,754
Income from Fidelity Central Funds (including $871 from security lending)		1,939,498
Total income		35,694,744
Expenses
Management fee	$2,554,349
Transfer agent fees	55,730
Accounting fees	27,186
Custodian fees and expenses	63,866
Independent trustees' fees and expenses	1,674
Audit fees	74,302
Legal	11,561
Miscellaneous	4,197
Total expenses before reductions	2,792,865
Expense reductions	(40,253)
Total expenses after reductions		2,752,612
Net Investment income (loss)		32,942,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,402,989)
Fidelity Central Funds	(99)
Capital gain distributions from underlying funds:
Affiliated issuers	36,184
Total net realized gain (loss)		(2,366,904)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,317,049
Fidelity Central Funds	(1)
Other affiliated issuers	(94,746)
Total change in net unrealized appreciation (depreciation)		1,222,302
Net gain (loss)		(1,144,602)
Net increase (decrease) in net assets resulting from operations		$31,797,530
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,942,132	$23,288,853
Net realized gain (loss)	(2,366,904)	(1,194,256)
Change in net unrealized appreciation (depreciation)	1,222,302	9,754,741
Net increase (decrease) in net assets resulting from operations	31,797,530	31,849,338
Distributions to shareholders	(30,710,765)	(21,840,921)

Share transactions - net increase (decrease)	106,814,823	84,387,688
Total increase (decrease) in net assets	107,901,588	94,396,105

Net Assets
Beginning of period	340,961,556	246,565,451
End of period	$448,863,144	$340,961,556

Financial Highlights
VIP Floating Rate High Income Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.43	$9.90	$9.66	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.840	.832	.477	.323	.376
Net realized and unrealized gain (loss)	(.022)	.307	(.529)	.177	(.104)
Total from investment operations	.818	1.139	(.052)	.500	.272
Distributions from net investment income	(.758)	(.709)	(.418)	(.260)	(.462)
Total distributions	(.758)	(.709)	(.418)	(.260)	(.462)
Net asset value, end of period	$9.92	$9.86	$9.43	$9.90	$9.66
Total Return C,D	8.39%	12.29%	(.52)%	5.21%	2.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.68%	.71%	.72%	.72%	.73%
Expenses net of all reductions	.68%	.71%	.72%	.72%	.73%
Net investment income (loss)	8.30%	8.42%	4.93%	3.26%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$110,132	$53,564	$12,480	$9,840	$7,689
Portfolio turnover rate G	45%	31%	26%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.86	$9.43	$9.89	$9.66	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.838	.826	.474	.319	.373
Net realized and unrealized gain (loss)	(.024)	.307	(.520)	.169	(.105)
Total from investment operations	.814	1.133	(.046)	.488	.268
Distributions from net investment income	(.744)	(.703)	(.414)	(.258)	(.458)
Total distributions	(.744)	(.703)	(.414)	(.258)	(.458)
Net asset value, end of period	$9.93	$9.86	$9.43	$9.89	$9.66
Total Return C,D	8.36%	12.22%	(.46)%	5.08%	2.78%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.71%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.70%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.70%	.74%	.75%	.76%	.76%
Net investment income (loss)	8.29%	8.39%	4.90%	3.23%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$338,731	$287,398	$234,086	$233,965	$160,929
Portfolio turnover rate G	45%	31%	26%	37%	40%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for overnight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), market discount, partnerships, capital loss carryforwards, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,093,356
Gross unrealized depreciation	(8,835,536)
Net unrealized appreciation (depreciation)	$(742,180)
Tax Cost	$469,388,121

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,599,586
Capital loss carryforward	$(21,247,959)
Net unrealized appreciation (depreciation) on securities and other investments	$(742,180)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(3,268,519)
Long-term	(17,979,440)
Total capital loss carryforward	$(21,247,959)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$30,710,765	$ 21,840,921

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP Floating Rate High Income Portfolio	Fidelity Private Credit Company LLC	254,985
VIP Floating Rate High Income Portfolio	WH Borrower, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 2/15/27	485,000

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	286,417,898	168,768,956
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	6,285.0680
Investor Class	49,445.1020
	55,730

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Floating Rate High Income Portfolio	.0471

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Floating Rate High Income Portfolio	585
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Floating Rate High Income Portfolio	89	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $15,102.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $17,048.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,103.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$7,365,981	$2,844,454
Investor Class	23,344,784	18,996,467
Total	$30,710,765	$21,840,921
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	9,537,587	4,882,950	$96,693,065	$48,824,679
Reinvestment of distributions	744,385	293,402	7,365,981	2,844,454
Shares redeemed	(4,611,520)	(1,065,518)	(46,972,824)	(10,549,011)
Net increase (decrease)	5,670,452	4,110,834	$57,086,222	$41,120,122
Investor Class
Shares sold	7,543,171	7,581,221	$76,398,861	$75,336,182
Reinvestment of distributions	2,359,494	1,961,066	23,338,937	18,990,942
Shares redeemed	(4,933,467)	(5,211,557)	(50,009,197)	(51,059,558)
Net increase (decrease)	4,969,198	4,330,730	$49,728,601	$43,267,566
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Floating Rate High Income Portfolio	79%	1	14%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Floating Rate High Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Floating Rate High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $29,396,656 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9859331.110
VIPFHI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Overseas Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	601,600	7,410,926
BELGIUM - 1.0%
Financials - 0.8%
Banks - 0.8%
KBC Group NV	187,771	14,498,223
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	198,000	3,896,868
TOTAL BELGIUM		18,395,091
CANADA - 1.8%
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	9,595	29,669,840
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	13,095	1
Lumine Group Inc Subordinate Voting Shares (a)(c)	110,790	3,170,824

TOTAL CANADA		32,840,665
CHINA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Trip.com Group Ltd ADR (c)	135,800	9,324,027
DENMARK - 3.8%
Health Care - 2.0%
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	441,400	38,084,800
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	129,800	27,567,535
Materials - 0.3%
Chemicals - 0.3%
Novonesis (Novozymes) B Series B	108,200	6,127,506
TOTAL DENMARK		71,779,841
FRANCE - 11.7%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	428,500	20,841,228
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	49,316	32,439,732
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	108,705	26,529,048
Industrials - 3.0%
Aerospace & Defense - 3.0%
Safran SA	182,100	39,899,498
Thales SA	101,900	14,634,939
		54,534,437
Information Technology - 2.8%
IT Services - 1.5%
Alten SA	109,981	9,005,678
Capgemini SE	113,665	18,564,644
		27,570,322
Software - 1.3%
Dassault Systemes SE	703,200	24,333,489
TOTAL INFORMATION TECHNOLOGY		51,903,811

Materials - 1.7%
Chemicals - 1.7%
Air Liquide SA	197,712	32,140,015
TOTAL FRANCE		218,388,271
GERMANY - 9.5%
Financials - 4.8%
Capital Markets - 1.5%
Deutsche Boerse AG	129,439	29,817,091
Insurance - 3.3%
Allianz SE	105,586	32,453,245
Hannover Rueck SE	114,025	28,512,429
		60,965,674
TOTAL FINANCIALS		90,782,765

Health Care - 1.4%
Health Care Equipment & Supplies - 0.6%
Siemens Healthineers AG (a)(b)	207,000	10,978,353
Pharmaceuticals - 0.8%
Merck KGaA	106,900	15,556,401
TOTAL HEALTH CARE		26,534,754

Information Technology - 3.3%
Software - 3.3%
SAP SE	248,300	61,075,415
TOTAL GERMANY		178,392,934
INDIA - 0.8%
Financials - 0.8%
Banks - 0.8%
HDFC Bank Ltd/Gandhinagar	747,791	15,470,375
INDONESIA - 1.0%
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	31,749,500	19,030,433
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	257,500	18,791,225
ITALY - 3.5%
Financials - 2.4%
Banks - 2.4%
FinecoBank Banca Fineco SpA	1,045,599	18,184,976
UniCredit SpA	658,619	26,376,615
		44,561,591
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	306,819	16,081,614
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(b)(c)	109,736	555,846
Industrie De Nora SpA	21,107	165,508
Interpump Group SpA	90,300	3,990,300
		4,711,654
TOTAL ITALY		65,354,859
JAPAN - 15.8%
Communication Services - 1.8%
Entertainment - 1.8%
Capcom Co Ltd	517,888	11,434,382
Nintendo Co Ltd	397,200	23,133,642
		34,568,024
Consumer Staples - 1.6%
Food Products - 1.3%
Ajinomoto Co Inc	599,400	24,402,087
Personal Care Products - 0.3%
Rohto Pharmaceutical Co Ltd	268,800	4,915,771
TOTAL CONSUMER STAPLES		29,317,858

Financials - 2.0%
Insurance - 2.0%
Tokio Marine Holdings Inc	1,051,900	37,750,723
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	196,711	24,413,074
Industrials - 5.1%
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	66,400	3,549,857
Industrial Conglomerates - 2.3%
Hitachi Ltd	1,732,200	42,421,681
Machinery - 2.1%
Ebara Corp	346,300	5,313,148
Mitsubishi Heavy Industries Ltd	2,437,600	33,989,778
		39,302,926
Professional Services - 0.5%
BayCurrent Inc	249,800	8,446,001
TOTAL INDUSTRIALS		93,720,465

Information Technology - 2.3%
IT Services - 0.2%
TIS Inc	207,974	4,939,457
Semiconductors & Semiconductor Equipment - 1.1%
Disco Corp	15,200	4,032,216
Tokyo Electron Ltd	109,296	16,429,308
		20,461,524
Technology Hardware, Storage & Peripherals - 1.0%
FUJIFILM Holdings Corp	884,000	18,289,621
TOTAL INFORMATION TECHNOLOGY		43,690,602

Materials - 1.7%
Chemicals - 1.7%
NOF Corp	106,133	1,488,000
Shin-Etsu Chemical Co Ltd	939,600	30,947,729
		32,435,729
TOTAL JAPAN		295,896,475
NETHERLANDS - 6.4%
Industrials - 3.1%
Professional Services - 2.0%
Wolters Kluwer NV	222,117	36,904,815
Trading Companies & Distributors - 1.1%
IMCD NV	140,326	20,858,685
TOTAL INDUSTRIALS		57,763,500

Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	85,439	59,844,439
Software - 0.1%
Topicus.com Inc	23,814	2,013,533
TOTAL INFORMATION TECHNOLOGY		61,857,972

TOTAL NETHERLANDS		119,621,472
SPAIN - 1.2%
Financials - 1.2%
Banks - 1.2%
CaixaBank SA	4,003,400	21,735,151
SWEDEN - 2.5%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	541,224	6,716,473
Industrials - 2.2%
Machinery - 2.2%
Atlas Copco AB A Shares	1,239,876	18,922,560
Indutrade AB	859,265	21,512,983
		40,435,543
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(e)	27,308	546,505
TOTAL SWEDEN		47,698,521
SWITZERLAND - 3.8%
Financials - 1.5%
Capital Markets - 1.5%
Partners Group Holding AG	20,180	27,349,898
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (c)	88,267	9,788,101
Industrials - 1.6%
Electrical Equipment - 1.6%
ABB Ltd	529,060	28,568,454
Materials - 0.2%
Chemicals - 0.2%
Sika AG	19,462	4,643,772
TOTAL SWITZERLAND		70,350,225
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	885,600	28,771,077
UNITED KINGDOM - 17.9%
Consumer Discretionary - 3.7%
Hotels, Restaurants & Leisure - 3.7%
Compass Group PLC	1,203,739	40,052,530
InterContinental Hotels Group PLC	232,100	28,878,738
		68,931,268
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Tesco PLC	3,572,300	16,430,269
Financials - 5.0%
Banks - 1.2%
NatWest Group PLC	4,482,600	22,463,452
Capital Markets - 3.8%
3i Group PLC	704,600	31,364,034
London Stock Exchange Group PLC	279,600	39,466,928
		70,830,962
TOTAL FINANCIALS		93,294,414

Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC	242,100	31,564,923
Industrials - 5.8%
Aerospace & Defense - 2.7%
BAE Systems PLC	1,538,700	22,073,086
Rolls-Royce Holdings PLC (c)	3,969,900	28,152,123
		50,225,209
Professional Services - 2.2%
RELX PLC	918,748	41,627,540
Trading Companies & Distributors - 0.9%
Diploma PLC	299,735	15,947,625
TOTAL INDUSTRIALS		107,800,374

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Halma PLC	497,700	16,754,369
TOTAL UNITED KINGDOM		334,775,617
UNITED STATES - 15.4%
Financials - 4.7%
Capital Markets - 1.6%
S&P Global Inc	61,521	30,639,304
Financial Services - 1.3%
Visa Inc Class A	75,600	23,892,624
Insurance - 1.8%
Marsh & McLennan Cos Inc	153,276	32,557,355
TOTAL FINANCIALS		87,089,283

Health Care - 2.2%
Health Care Equipment & Supplies - 1.4%
Alcon AG	299,630	25,388,736
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc	31,800	16,543,314
TOTAL HEALTH CARE		41,932,050

Industrials - 4.5%
Electrical Equipment - 1.9%
Schneider Electric SE	141,400	35,202,388
Professional Services - 1.4%
Experian PLC	600,000	25,787,930
Trading Companies & Distributors - 1.2%
Ferguson Enterprises Inc (United Kingdom)	135,200	23,526,706
TOTAL INDUSTRIALS		84,517,024

Materials - 4.0%
Chemicals - 1.6%
Linde PLC	71,068	29,754,039
Construction Materials - 2.4%
CRH PLC	238,600	22,075,272
Holcim AG	243,660	23,460,795
		45,536,067
TOTAL MATERIALS		75,290,106

TOTAL UNITED STATES		288,828,463
TOTAL COMMON STOCKS (Cost $1,335,544,171)		1,862,855,648

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,335,544,171)	1,862,855,648
NET OTHER ASSETS (LIABILITIES) - 0.6%	10,672,216
NET ASSETS - 100.0%	1,873,527,864

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $22,115,949 or 1.2% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,945,125 or 1.0% of net assets.

(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $546,505 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,805,778

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,301,785	366,162,986	394,465,132	1,154,133	361	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	-	42,777,890	42,777,890	39,264	-	-	-	-	0.0%
Total	28,301,785	408,940,876	437,243,022	1,193,397	361	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	34,568,024	11,434,382	23,133,642	-
Consumer Discretionary	131,536,255	9,324,027	122,212,228	-
Consumer Staples	45,748,127	4,915,771	40,832,356	-
Financials	458,973,782	183,045,735	275,928,047	-
Health Care	221,644,837	112,025,639	109,619,198	-
Industrials	522,307,079	196,799,036	325,508,043	-
Information Technology	297,440,416	65,553,701	231,340,209	546,506
Materials	150,637,128	59,444,817	91,192,311	-

Total Investments in Securities:	1,862,855,648	642,543,108	1,219,766,034	546,506
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,335,544,171):		$1,862,855,648
Foreign currency held at value (cost $25,290)		25,232
Receivable for investments sold		628,635
Receivable for fund shares sold		5,217,372
Dividends receivable		586,026
Reclaims receivable		7,138,672
Distributions receivable from Fidelity Central Funds		23,677
Prepaid expenses		1,751
Other receivables		87,911
Total assets		1,876,564,924
Liabilities
Payable to custodian bank	$491,913
Payable for investments purchased	34,633
Payable for fund shares redeemed	790,809
Accrued management fee	1,175,768
Distribution and service plan fees payable	82,922
Deferred taxes	281,439
Other payables and accrued expenses	179,576
Total liabilities		3,037,060
Net Assets		$1,873,527,864
Net Assets consist of:
Paid in capital		$1,342,880,398
Total accumulated earnings (loss)		530,647,466
Net Assets		$1,873,527,864

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($989,940,852 ÷ 38,861,281 shares)		$25.47
Service Class :
Net Asset Value, offering price and redemption price per share ($162,251,104 ÷ 6,410,274 shares)		$25.31
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($321,412,860 ÷ 12,782,281 shares)		$25.15
Investor Class :
Net Asset Value, offering price and redemption price per share ($399,923,048 ÷ 15,768,238 shares)		$25.36
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$37,442,108
Income from Fidelity Central Funds (including $39,264 from security lending)		1,193,397
Income before foreign taxes withheld		$38,635,505
Less foreign taxes withheld		(3,359,221)
Total income		35,276,284
Expenses
Management fee	$13,934,549
Transfer agent fees	244,325
Distribution and service plan fees	1,001,246
Accounting fees	129,016
Custodian fees and expenses	95,803
Independent trustees' fees and expenses	8,343
Audit fees	109,615
Legal	3,703
Interest	3,644
Miscellaneous	104,049
Total expenses before reductions	15,634,293
Expense reductions	(81,238)
Total expenses after reductions		15,553,055
Net Investment income (loss)		19,723,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $595,045)	103,284,096
Fidelity Central Funds	361
Foreign currency transactions	(96,970)
Total net realized gain (loss)		103,187,487
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $708,890)	(33,484,990)
Assets and liabilities in foreign currencies	(444,175)
Total change in net unrealized appreciation (depreciation)		(33,929,165)
Net gain (loss)		69,258,322
Net increase (decrease) in net assets resulting from operations		$88,981,551
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,723,229	$17,477,716
Net realized gain (loss)	103,187,487	50,302,615
Change in net unrealized appreciation (depreciation)	(33,929,165)	255,201,295
Net increase (decrease) in net assets resulting from operations	88,981,551	322,981,626
Distributions to shareholders	(119,458,785)	(21,533,349)

Share transactions - net increase (decrease)	74,761,412	(75,417,700)
Total increase (decrease) in net assets	44,284,178	226,030,577

Net Assets
Beginning of period	1,829,243,686	1,603,213,109
End of period	$1,873,527,864	$1,829,243,686

Financial Highlights
VIP Overseas Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.83	$21.70	$29.28	$26.52	$23.13
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.25	.15	.13
Net realized and unrealized gain (loss)	1.07	4.19	(7.37)	4.91	3.46
Total from investment operations	1.37	4.45	(7.12)	5.06	3.59
Distributions from net investment income	(.46)	(.26)	(.25)	(.14) C	(.10)
Distributions from net realized gain	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(1.73)	(.32) D	(.46)	(2.30)	(.20)
Net asset value, end of period	$25.47	$25.83	$21.70	$29.28	$26.52
Total Return E,F	5.01%	20.55%	(24.48)%	19.70%	15.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	.74%	.76%	.77%	.77%	.79%
Expenses net of all reductions	.74%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.09%	1.09%	1.10%	.51%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$989,941	$944,202	$798,673	$1,034,416	$872,019
Portfolio turnover rate I	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.68	$21.58	$29.13	$26.40	$23.03
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.23	.12	.11
Net realized and unrealized gain (loss)	1.08	4.16	(7.35)	4.88	3.44
Total from investment operations	1.35	4.40	(7.12)	5.00	3.55
Distributions from net investment income	(.45)	(.23)	(.23)	(.11) C	(.08)
Distributions from net realized gain	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(1.72)	(.30)	(.43) D	(2.27)	(.18)
Net asset value, end of period	$25.31	$25.68	$21.58	$29.13	$26.40
Total Return E,F	4.95%	20.41%	(24.58)%	19.57%	15.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84%	.87%	.87%	.87%	.89%
Expenses net of fee waivers, if any	.84%	.86%	.87%	.87%	.89%
Expenses net of all reductions	.84%	.86%	.87%	.87%	.87%
Net investment income (loss)	.99%	.99%	1.00%	.41%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$162,251	$141,807	$125,827	$168,369	$151,886
Portfolio turnover rate I	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.51	$21.44	$28.94	$26.25	$22.90
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.19	.07	.08
Net realized and unrealized gain (loss)	1.07	4.13	(7.29)	4.86	3.42
Total from investment operations	1.30	4.33	(7.10)	4.93	3.50
Distributions from net investment income	(.39)	(.19)	(.19)	(.08) C	(.05)
Distributions from net realized gain	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(1.66)	(.26)	(.40)	(2.24)	(.15)
Net asset value, end of period	$25.15	$25.51	$21.44	$28.94	$26.25
Total Return D,E	4.81%	20.22%	(24.68)%	19.39%	15.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	1.02%	1.02%	1.02%	1.04%
Expenses net of fee waivers, if any	.98%	1.01%	1.02%	1.02%	1.04%
Expenses net of all reductions	.98%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	.84%	.84%	.85%	.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$321,413	$327,991	$306,315	$398,271	$352,459
Portfolio turnover rate H	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.71	$21.61	$29.16	$26.42	$23.05
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.23	.12	.11
Net realized and unrealized gain (loss)	1.07	4.16	(7.34)	4.90	3.44
Total from investment operations	1.35	4.40	(7.11)	5.02	3.55
Distributions from net investment income	(.43)	(.24)	(.23)	(.12) C	(.08)
Distributions from net realized gain	(1.27)	(.07)	(.21)	(2.16) C	(.10)
Total distributions	(1.70)	(.30) D	(.44)	(2.28)	(.18)
Net asset value, end of period	$25.36	$25.71	$21.61	$29.16	$26.42
Total Return E,F	4.97%	20.41%	(24.54)%	19.63%	15.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81%	.84%	.84%	.85%	.87%
Expenses net of fee waivers, if any	.81%	.84%	.84%	.84%	.86%
Expenses net of all reductions	.81%	.84%	.84%	.84%	.85%
Net investment income (loss)	1.01%	1.02%	1.02%	.43%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$399,923	$415,244	$372,398	$511,358	$419,888
Portfolio turnover rate I	40%	31%	33%	26%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$10,919

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$542,649,350
Gross unrealized depreciation	(29,975,757)
Net unrealized appreciation (depreciation)	$512,673,593
Tax Cost	$1,350,182,055

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,992,210
Undistributed long-term capital gain	$19,135,004
Net unrealized appreciation (depreciation) on securities and other investments	$512,299,215

The Fund intends to elect to defer to its next fiscal year $2,497,527 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$32,315,789	$ 16,934,937
Long-term Capital Gains	87,142,996	4,598,412
Total	$119,458,785	$ 21,533,349

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	759,994,720	772,952,306
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .42% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .65%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$155,698
Service Class 2	845,548
$1,001,246
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	98,967.0630
Service Class	14,885.0630
Service Class 2	34,221.0630
Investor Class	96,252.1390
	244,325

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Overseas Portfolio	.0424

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Overseas Portfolio	272

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Overseas Portfolio	Borrower	3,366,143	5.57%	3,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	21,492,696	21,594,420	3,758,393
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Overseas Portfolio	2,988
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Overseas Portfolio	4,145	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81,238.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$63,286,352	$11,730,141
Service Class	10,448,546	1,621,178
Service Class 2	20,119,858	3,306,521
Investor Class	25,604,029	4,875,509
Total	$119,458,785	$21,533,349
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Overseas Portfolio
Initial Class
Shares sold	7,177,165	7,131,371	$198,958,466	$169,104,395
Reinvestment of distributions	2,369,341	465,297	63,286,352	11,730,141
Shares redeemed	(7,246,670)	(7,840,714)	(199,722,639)	(188,695,511)
Net increase (decrease)	2,299,836	(244,046)	$62,522,179	$(7,860,975)
Service Class
Shares sold	1,799,520	388,571	$51,339,474	$9,278,175
Reinvestment of distributions	393,632	64,640	10,448,546	1,621,178
Shares redeemed	(1,304,083)	(761,886)	(35,949,449)	(18,219,563)
Net increase (decrease)	889,069	(308,675)	$25,838,571	$(7,320,210)
Service Class 2
Shares sold	967,939	1,483,415	$26,360,079	$35,056,314
Reinvestment of distributions	763,040	132,739	20,119,858	3,306,521
Shares redeemed	(1,805,849)	(3,046,710)	(48,736,646)	(71,642,550)
Net increase (decrease)	(74,870)	(1,430,556)	$(2,256,709)	$(33,279,715)
Investor Class
Shares sold	1,565,499	1,883,573	$44,429,166	$44,451,343
Reinvestment of distributions	963,006	194,166	25,604,029	4,875,509
Shares redeemed	(2,909,061)	(3,163,504)	(81,375,824)	(76,283,652)
Net increase (decrease)	(380,556)	(1,085,765)	$(11,342,629)	$(26,956,800)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders
VIP Overseas Portfolio	16%	1	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Overseas Portfolio	41%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Overseas Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Overseas Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $103,728,163, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $570,469 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 3%; Service Class designates 3%; Service Class 2 designates 4%; and Investor Class designates 4% of the dividend distributed in December 2024, during the fiscal year, as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
VIP Overseas Portfolio
Initial Class	12/11/2024	$0.4325	$0.0524
Service Class	12/11/2024	$0.4206	$0.0524
Service Class 2	12/11/2024	$0.3666	$0.0524
Investor Class	12/11/2024	$0.4069	$0.0524

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540205.127
VIPOVRS-ANN-0325
Fidelity® Variable Insurance Products:

VIP Value Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Value Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Aptiv PLC	55,333	3,346,540
CANADA - 4.0%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Gildan Activewear Inc	112,930	5,314,769
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd	160,366	4,951,159
Imperial Oil Ltd	94,716	5,837,344
MEG Energy Corp	178,100	2,924,039
		13,712,542
Materials - 0.6%
Chemicals - 0.6%
Methanex Corp (United States)	73,929	3,692,014
TOTAL CANADA		22,719,325
GERMANY - 0.8%
Industrials - 0.8%
Industrial Conglomerates - 0.8%
Siemens AG	22,000	4,289,884
PORTUGAL - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA	225,700	3,740,905
PUERTO RICO - 0.9%
Financials - 0.9%
Banks - 0.9%
Popular Inc	52,100	4,900,526
SPAIN - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)(b)	116,500	3,679,833
SWEDEN - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Autoliv Inc	40,843	3,830,665
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS Group AG	179,261	5,477,282
UNITED KINGDOM - 2.1%
Communication Services - 0.6%
Media - 0.6%
WPP PLC	324,200	3,341,803
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC ADR	128,335	8,408,509
TOTAL UNITED KINGDOM		11,750,312
UNITED STATES - 87.3%
Communication Services - 2.6%
Interactive Media & Services - 2.2%
Alphabet Inc Class A	39,044	7,391,029
Meta Platforms Inc Class A	5,441	3,185,760
ZoomInfo Technologies Inc (c)	204,100	2,145,091
		12,721,880
Media - 0.4%
Nexstar Media Group Inc	13,700	2,164,189
TOTAL COMMUNICATION SERVICES		14,886,069

Consumer Discretionary - 6.8%
Automobiles - 0.5%
Harley-Davidson Inc	94,958	2,861,085
Hotels, Restaurants & Leisure - 0.6%
Hilton Grand Vacations Inc (c)(d)	86,462	3,367,695
Household Durables - 0.9%
Tempur Sealy International Inc	90,413	5,125,513
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares (d)	43,100	2,195,103
Topgolf Callaway Brands Corp (c)	189,500	1,489,470
		3,684,573
Specialty Retail - 2.1%
Lithia Motors Inc Class A	15,938	5,696,719
Signet Jewelers Ltd	29,700	2,397,087
Upbound Group Inc	125,134	3,650,159
		11,743,965
Textiles, Apparel & Luxury Goods - 2.1%
PVH Corp	57,647	6,096,170
Tapestry Inc (d)	91,946	6,006,832
		12,103,002
TOTAL CONSUMER DISCRETIONARY		38,885,833

Consumer Staples - 7.5%
Beverages - 1.3%
Keurig Dr Pepper Inc	231,014	7,420,170
Consumer Staples Distribution & Retail - 1.1%
US Foods Holding Corp (c)	95,397	6,435,482
Food Products - 1.8%
Bunge Global SA	63,106	4,907,123
Darling Ingredients Inc (c)	163,292	5,501,307
		10,408,430
Personal Care Products - 1.3%
Kenvue Inc	356,575	7,612,876
Tobacco - 2.0%
Philip Morris International Inc	91,109	10,964,968
TOTAL CONSUMER STAPLES		42,841,926

Energy - 4.7%
Energy Equipment & Services - 0.6%
Expro Group Holdings NV (c)	296,825	3,701,408
Oil, Gas & Consumable Fuels - 4.1%
CONSOL Energy Inc	7,200	768,096
Exxon Mobil Corp	147,823	15,901,320
Shell PLC ADR	11,125	696,981
Targa Resources Corp	33,063	5,901,746
		23,268,143
TOTAL ENERGY		26,969,551

Financials - 21.6%
Banks - 6.6%
East West Bancorp Inc	109,968	10,530,536
First Citizens BancShares Inc/NC Class A	4,991	10,546,083
Wells Fargo & Co	230,816	16,212,516
		37,289,135
Capital Markets - 3.8%
Ameriprise Financial Inc	10,810	5,755,568
LPL Financial Holdings Inc	26,905	8,784,752
Raymond James Financial Inc	46,099	7,160,558
		21,700,878
Consumer Finance - 1.9%
OneMain Holdings Inc	121,140	6,315,028
SLM Corp	157,900	4,354,882
		10,669,910
Financial Services - 5.0%
Apollo Global Management Inc	67,034	11,071,336
Global Payments Inc	83,370	9,342,442
NCR Atleos Corp (c)	147,794	5,013,172
PennyMac Financial Services Inc	28,100	2,870,134
		28,297,084
Insurance - 4.3%
American Financial Group Inc/OH	39,072	5,350,129
Reinsurance Group of America Inc	43,223	9,233,729
The Travelers Companies, Inc.	42,039	10,126,775
		24,710,633
TOTAL FINANCIALS		122,667,640

Health Care - 10.3%
Biotechnology - 1.3%
Gilead Sciences Inc	80,956	7,477,906
Health Care Equipment & Supplies - 1.0%
Zimmer Biomet Holdings Inc	52,797	5,576,947
Health Care Providers & Services - 4.6%
Acadia Healthcare Co Inc (c)	105,000	4,163,250
Cigna Group/The	31,680	8,748,115
CVS Health Corp	158,550	7,117,310
Molina Healthcare Inc (c)	20,600	5,995,630
		26,024,305
Pharmaceuticals - 3.4%
GSK PLC ADR	256,284	8,667,525
Jazz Pharmaceuticals PLC (c)	34,444	4,241,778
Merck & Co Inc	64,689	6,435,262
		19,344,565
TOTAL HEALTH CARE		58,423,723

Industrials - 12.8%
Air Freight & Logistics - 1.1%
FedEx Corp	21,269	5,983,608
Building Products - 0.8%
Builders FirstSource Inc (c)	32,871	4,698,252
Commercial Services & Supplies - 2.1%
Brink's Co/The	56,718	5,261,729
Vestis Corp	430,342	6,558,412
		11,820,141
Electrical Equipment - 1.0%
Regal Rexnord Corp	38,294	5,940,548
Ground Transportation - 1.7%
U-Haul Holding Co Class N	81,526	5,221,740
XPO Inc (c)	34,719	4,553,397
		9,775,137
Machinery - 5.0%
Allison Transmission Holdings Inc	79,954	8,639,829
Atmus Filtration Technologies Inc	77,404	3,032,689
Chart Industries Inc (c)	18,500	3,530,540
Gates Industrial Corp PLC (c)	168,100	3,457,817
Oshkosh Corp	39,600	3,764,772
Timken Co/The	81,187	5,794,316
		28,219,963
Professional Services - 0.3%
Concentrix Corp (d)	45,328	1,961,343
Trading Companies & Distributors - 0.8%
Wesco International Inc	25,223	4,564,354
TOTAL INDUSTRIALS		72,963,346

Information Technology - 6.1%
Communications Equipment - 1.9%
Lumentum Holdings Inc (c)	126,923	10,655,186
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics Inc (c)	51,193	5,790,952
Jabil Inc	59,851	8,612,559
Vontier Corp	77,500	2,826,425
		17,229,936
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp (c)	42,300	2,667,015
Software - 0.8%
NCR Voyix Corp (c)	321,897	4,455,054
TOTAL INFORMATION TECHNOLOGY		35,007,191

Materials - 4.8%
Chemicals - 2.2%
Chemours Co/The	224,738	3,798,072
Olin Corp	110,912	3,748,826
Westlake Corp	37,600	4,310,840
		11,857,738
Containers & Packaging - 1.9%
International Paper Co	89,129	4,796,923
Smurfit WestRock PLC	114,634	6,174,187
		10,971,110
Metals & Mining - 0.7%
Arch Resources Inc Class A	30,200	4,264,844
TOTAL MATERIALS		27,093,692

Real Estate - 4.6%
Health Care REITs - 2.3%
Ventas Inc	113,755	6,699,032
Welltower Inc	50,604	6,377,622
		13,076,654
Industrial REITs - 0.9%
Prologis Inc	46,745	4,940,946
Residential REITs - 1.4%
Camden Property Trust	25,011	2,902,276
Sun Communities Inc	40,960	5,036,852
		7,939,128
TOTAL REAL ESTATE		25,956,728

Utilities - 5.5%
Electric Utilities - 4.0%
Constellation Energy Corp	20,659	4,621,625
Edison International	52,400	4,183,616
Eversource Energy	59,800	3,434,313
FirstEnergy Corp	96,314	3,831,371
PG&E Corp	329,364	6,646,566
		22,717,491
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	312,256	4,018,735
Multi-Utilities - 0.8%
Sempra	55,115	4,834,688
TOTAL UTILITIES		31,570,914

TOTAL UNITED STATES		497,266,613
TOTAL COMMON STOCKS (Cost $455,363,450)		561,001,885

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	5,520,692	5,521,796
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	9,676,190	9,677,157
TOTAL MONEY MARKET FUNDS (Cost $15,198,953)			15,198,953

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $470,562,403)	576,200,838
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(6,385,301)
NET ASSETS - 100.0%	569,815,537

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,679,833 or 0.6% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,679,833 or 0.6% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	491,297	120,641,484	115,610,718	291,423	(267)	-	5,521,796	5,520,692	0.0%
Fidelity Securities Lending Cash Central Fund	4,049,156	136,409,115	130,781,114	11,456	-	-	9,677,157	9,676,190	0.0%
Total	4,540,453	257,050,599	246,391,832	302,879	(267)	-	15,198,953	15,196,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,907,705	14,886,069	7,021,636	-
Consumer Discretionary	51,377,807	51,377,807	-	-
Consumer Staples	42,841,926	42,841,926	-	-
Energy	44,422,998	40,682,093	3,740,905	-
Financials	133,045,448	133,045,448	-	-
Health Care	66,832,232	66,832,232	-	-
Industrials	77,253,230	72,963,346	4,289,884	-
Information Technology	35,007,191	35,007,191	-	-
Materials	30,785,706	30,785,706	-	-
Real Estate	25,956,728	25,956,728	-	-
Utilities	31,570,914	31,570,914	-	-

Money Market Funds	15,198,953	15,198,953	-	-
Total Investments in Securities:	576,200,838	561,148,413	15,052,425	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $9,413,792) - See accompanying schedule:
Unaffiliated issuers (cost $455,363,450)	$561,001,885
Fidelity Central Funds (cost $15,198,953)	15,198,953

Total Investment in Securities (cost $470,562,403)		$576,200,838
Cash		11,627
Foreign currency held at value (cost $11)		11
Receivable for fund shares sold		2,809,837
Dividends receivable		865,185
Distributions receivable from Fidelity Central Funds		16,088
Prepaid expenses		483
Total assets		579,904,069
Liabilities
Payable for fund shares redeemed	$36,014
Accrued management fee	301,609
Distribution and service plan fees payable	18,502
Other payables and accrued expenses	55,405
Collateral on securities loaned	9,677,002
Total liabilities		10,088,532
Net Assets		$569,815,537
Net Assets consist of:
Paid in capital		$442,911,191
Total accumulated earnings (loss)		126,904,346
Net Assets		$569,815,537

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($149,729,734 ÷ 7,880,291 shares)		$19.00
Service Class :
Net Asset Value, offering price and redemption price per share ($254,897 ÷ 13,408 shares)		$19.01
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($87,335,611 ÷ 4,718,732 shares)		$18.51
Investor Class :
Net Asset Value, offering price and redemption price per share ($332,495,295 ÷ 17,553,186 shares)		$18.94
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$10,272,656
Income from Fidelity Central Funds (including $11,456 from security lending)		302,879
Total income		10,575,535
Expenses
Management fee	$3,385,876
Transfer agent fees	94,570
Distribution and service plan fees	189,643
Accounting fees	30,372
Custodian fees and expenses	18,749
Independent trustees' fees and expenses	2,368
Audit fees	73,669
Legal	4,519
Interest	805
Miscellaneous	7,007
Total expenses before reductions	3,807,578
Expense reductions	(23,002)
Total expenses after reductions		3,784,576
Net Investment income (loss)		6,790,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	66,567,830
Fidelity Central Funds	(267)
Foreign currency transactions	(14,572)
Total net realized gain (loss)		66,552,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,531,412)
Assets and liabilities in foreign currencies	(17,745)
Total change in net unrealized appreciation (depreciation)		(12,549,157)
Net gain (loss)		54,003,834
Net increase (decrease) in net assets resulting from operations		$60,794,793
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,790,959	$5,633,026
Net realized gain (loss)	66,552,991	29,035,524
Change in net unrealized appreciation (depreciation)	(12,549,157)	52,768,827
Net increase (decrease) in net assets resulting from operations	60,794,793	87,437,377
Distributions to shareholders	(62,470,728)	(23,255,866)

Share transactions - net increase (decrease)	54,645,571	(30,607,116)
Total increase (decrease) in net assets	52,969,636	33,574,395

Net Assets
Beginning of period	516,845,901	483,271,506
End of period	$569,815,537	$516,845,901

Financial Highlights
VIP Value Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.11	$16.73	$18.28	$15.96	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.26	.22	.23	.31	.19
Net realized and unrealized gain (loss)	1.95	3.06	(.96)	4.41	.75
Total from investment operations	2.21	3.28	(.73)	4.72	.94
Distributions from net investment income	(.27)	(.24)	(.23)	(.32)	(.20)
Distributions from net realized gain	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(2.32)	(.90) C	(.82)	(2.40) C	(.76)
Net asset value, end of period	$19.00	$19.11	$16.73	$18.28	$15.96
Total Return D,E	11.37%	19.79%	(4.11)%	30.07%	6.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.65%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.60%	.64%	.64%	.64%	.67%
Expenses net of all reductions	.60%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.31%	1.24%	1.32%	1.62%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$149,730	$129,716	$121,880	$159,917	$131,037
Portfolio turnover rate H	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.12	$16.74	$18.28	$15.96	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.24	.20	.21	.29	.18
Net realized and unrealized gain (loss)	1.94	3.07	(.95)	4.40	.75
Total from investment operations	2.18	3.27	(.74)	4.69	.93
Distributions from net investment income	(.24)	(.22)	(.21)	(.30)	(.19)
Distributions from net realized gain	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(2.29)	(.89)	(.80)	(2.37)	(.75)
Net asset value, end of period	$19.01	$19.12	$16.74	$18.28	$15.96
Total Return C,D	11.23%	19.67%	(4.17)%	29.92%	6.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.75%	.74%	.74%	.77%
Expenses net of fee waivers, if any	.69%	.74%	.74%	.74%	.77%
Expenses net of all reductions	.69%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.21%	1.14%	1.22%	1.52%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$255	$281	$240	$337	$275
Portfolio turnover rate G	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$16.39	$17.93	$15.70	$15.55
Income from Investment Operations
Net investment income (loss) A,B	.21	.17	.18	.26	.16
Net realized and unrealized gain (loss)	1.89	2.99	(.93)	4.33	.72
Total from investment operations	2.10	3.16	(.75)	4.59	.88
Distributions from net investment income	(.24)	(.20)	(.20)	(.28)	(.17)
Distributions from net realized gain	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(2.28) C	(.86) C	(.79)	(2.36) C	(.73)
Net asset value, end of period	$18.51	$18.69	$16.39	$17.93	$15.70
Total Return D,E	11.08%	19.47%	(4.29)%	29.72%	6.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.90%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.86%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.91%
Net investment income (loss)	1.05%	.99%	1.07%	1.37%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$87,336	$65,168	$43,667	$26,890	$10,204
Portfolio turnover rate H	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$16.69	$18.23	$15.92	$15.75
Income from Investment Operations
Net investment income (loss) A,B	.25	.21	.22	.29	.18
Net realized and unrealized gain (loss)	1.93	3.05	(.95)	4.40	.74
Total from investment operations	2.18	3.26	(.73)	4.69	.92
Distributions from net investment income	(.25)	(.22)	(.22)	(.31)	(.19)
Distributions from net realized gain	(2.05)	(.67)	(.59)	(2.07)	(.56)
Total distributions	(2.30)	(.89)	(.81)	(2.38)	(.75)
Net asset value, end of period	$18.94	$19.06	$16.69	$18.23	$15.92
Total Return C,D	11.25%	19.68%	(4.13)%	29.98%	6.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.68%	.72%	.72%	.72%	.74%
Expenses net of all reductions	.68%	.72%	.72%	.72%	.73%
Net investment income (loss)	1.23%	1.16%	1.24%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$332,495	$321,682	$317,484	$290,021	$190,229
Portfolio turnover rate G	51%	51%	48%	68%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$139,525,952
Gross unrealized depreciation	(34,629,113)
Net unrealized appreciation (depreciation)	$104,896,839
Tax Cost	$471,303,999

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,009,238
Undistributed long-term capital gain	$14,998,272
Net unrealized appreciation (depreciation) on securities and other investments	$104,896,834

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$17,023,465	$ 5,786,810
Long-term Capital Gains	45,447,263	17,469,056
Total	$62,470,728	$ 23,255,866

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	277,993,387	286,152,892
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$275
Service Class 2	189,368
$189,643
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	13,735.0630
Service Class	29.0630
Service Class 2	6,980.0630
Investor Class	73,826.1390
	94,570
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Value Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Portfolio	4,637

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Value Portfolio	Borrower	5,188,000	5.59%	805

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	55,355,555	21,686,519	4,549,894
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Value Portfolio	842
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Portfolio	1,253	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,002.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Value Portfolio
Distributions to shareholders
Initial Class	$16,096,705	$6,051,925
Service Class	29,741	12,584
Service Class 2	9,458,302	2,844,063
Investor Class	36,885,980	14,347,294
Total	$62,470,728	$23,255,866
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Value Portfolio
Initial Class
Shares sold	2,372,372	1,469,173	$47,055,188	$26,125,211
Reinvestment of distributions	820,914	326,778	16,096,705	6,051,925
Shares redeemed	(2,099,435)	(2,293,424)	(42,936,822)	(41,328,763)
Net increase (decrease)	1,093,851	(497,473)	$20,215,071	$(9,151,627)
Service Class
Shares sold	-	-	$7	$5
Reinvestment of distributions	982	460	19,226	8,518
Shares redeemed	(2,249)	(140)	(43,703)	(2,533)
Net increase (decrease)	(1,267)	320	$(24,470)	$5,990
Service Class 2
Shares sold	1,301,642	1,379,622	$25,551,678	$24,333,754
Reinvestment of distributions	494,318	156,957	9,458,302	2,844,063
Shares redeemed	(564,177)	(714,540)	(10,860,198)	(12,184,219)
Net increase (decrease)	1,231,783	822,039	$24,149,782	$14,993,598
Investor Class
Shares sold	2,031,471	1,141,669	$39,873,563	$20,426,631
Reinvestment of distributions	1,887,999	776,789	36,885,980	14,347,294
Shares redeemed	(3,243,841)	(4,066,386)	(66,454,355)	(71,229,002)
Net increase (decrease)	675,629	(2,147,928)	$10,305,188	$(36,455,077)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	58%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Portfolio	24%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and the Shareholders of VIP Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Value Portfolio (the "Fund"), a fund of Variable Insurance Products Fund, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $49,681,261, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $292,184 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 44%, Service Class designates 46%, Service Class 2 designates 46% and Investor Class designates 45% of the dividend distributed in December 2024, as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.768949.123
VIPVAL-ANN-0325
Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP High Income Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $13,238,658)	1,330,055	12,874,932

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	175,000	177,580
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (d)(e)(f)	100,000	100,799
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (d)(e)(f)	150,000	150,006
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	100,000	100,744
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (d)(e)(f)	250,000	254,180
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (d)(e)(f)	250,000	253,512
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (d)(e)(f)	100,000	102,339
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (d)(e)(f)	100,000	102,335
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (d)(e)(f)	125,000	126,111
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	121,000	122,998
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (d)(e)(f)	1,000,000	1,021,754
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	250,000	250,014
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (d)(e)(f)	125,000	126,554
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,711,346
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	308,000	314,800
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (d)(e)(f)	250,000	254,652
TOTAL UNITED STATES		569,452
TOTAL ASSET-BACKED SECURITIES (Cost $3,404,000)		3,458,378

Bank Loan Obligations - 5.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (e)(f)(g)(h)	47,000	46,999
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (e)(f)(g)	1,588,000	1,540,360
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Media - 0.0%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (g)	405,000	397,913
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (e)(f)(g)	1,201,854	1,211,084
TOTAL UNITED KINGDOM		1,608,997
UNITED STATES - 5.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 12/30/2027 (e)(f)(g)	1,329,572	1,267,522
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 7/8/2031 (e)(f)(g)	49,875	50,124
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (e)(f)(g)	310,273	263,927
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9715% 9/30/2026 (e)(f)(g)	618,290	608,861
		872,788
TOTAL COMMUNICATION SERVICES		2,190,434

Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (e)(f)(g)	411,782	390,369
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (e)(f)(g)	642,495	574,069
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (e)(f)(g)	1,521,746	1,527,072
		2,101,141
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (e)(f)(g)	3,339,038	2,804,025
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (e)(g)	856,487	772,979
		3,577,004
Hotels, Restaurants & Leisure - 0.7%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (e)(f)(g)	1,320,179	1,322,384
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 12/22/2031 (e)(f)(g)(i)	750,000	745,313
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (e)(f)(g)	817,881	795,684
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (e)(f)(g)	1,701,071	1,633,029
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8354% 3/1/2026 (e)(f)(g)	625,000	601,337
		5,097,747
Household Durables - 0.4%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (e)(f)(g)	1,020,831	1,019,341
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.707% 6/29/2028 (e)(f)(g)	589,909	573,621
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/30/2027 (e)(f)(g)	1,006,789	1,002,068
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 10/30/2027 (e)(f)(g)	254,346	253,392
		2,848,422
Specialty Retail - 0.4%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (e)(f)(g)	175,000	174,937
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (e)(f)(g)	2,333,494	2,310,416
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7215% 4/16/2028 (e)(f)(g)	443,112	443,112
		2,928,465
TOTAL CONSUMER DISCRETIONARY		16,943,148

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (e)(f)(g)(i)	160,000	160,000
Mesquite Energy Inc 1LN, term loan 0% (e)(g)(h)(i)(j)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(g)(h)(i)(j)	1,525,908	0
		160,000
Financials - 0.2%
Financial Services - 0.2%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (e)(f)(g)	85,000	85,070
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 7/18/2031 (e)(f)(g)	1,142,138	1,144,993
		1,230,063
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.106% 9/19/2031 (e)(f)(g)	104,806	104,970
TOTAL FINANCIALS		1,335,033

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (e)(f)(g)	394,504	386,614
WCG Intermediate Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/8/2027 (e)(f)(g)	72,532	72,764
		459,378
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (e)(f)(g)	1,159,463	1,160,704
TOTAL HEALTH CARE		1,620,082

Industrials - 0.4%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (e)(f)(g)(i)	85,000	84,958
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (e)(f)(g)	735,291	737,357
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (e)(f)(g)	390,077	378,488
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (e)(f)(g)	99,499	100,134
		1,215,979
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 0% 11/30/2025 (e)(f)(g)(h)(i)	540,491	539,140
Professional Services - 0.2%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 6/2/2028 (e)(f)(g)	1,533,304	1,511,945
TOTAL INDUSTRIALS		3,352,022

Information Technology - 1.4%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (e)(f)(g)	1,097,612	976,875
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (e)(f)(g)	1,183,493	889,099
		1,865,974
Software - 1.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.207% 12/10/2029 (e)(f)(g)	130,000	128,700
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (e)(f)(g)	1,265,850	1,271,394
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3348% 11/15/2032 (e)(f)(g)	400,000	406,668
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 10/29/2029 (e)(f)(g)	334,721	336,645
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (e)(f)(g)(h)	2,012,438	2,012,439
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (e)(f)(g)	1,545,000	1,542,343
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.847% 5/15/2028 (e)(f)(g)	326,336	337,350
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (e)(f)(g)	1,508,693	1,518,258
		7,553,797
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (e)(f)(g)(i)	1,120,000	1,098,999
TOTAL INFORMATION TECHNOLOGY		10,518,770

Materials - 0.8%
Chemicals - 0.8%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (e)(f)(g)	948,108	852,406
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (e)(f)(g)(k)	576,119	582,359
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (e)(f)(g)	538,567	544,400
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (e)(f)(g)	1,205,591	1,211,017
GrafTech Finance Inc Tranche NEW $ 1LN, term loan CME Term SOFR 3 month Index + 6%, 0% 11/8/2029 (e)(f)(g)(h)(i)	126,991	126,991
GrafTech Finance Inc Tranche NEW $ 1LN, term loan CME Term SOFR 3 month Index + 6%, 0% 11/8/2029 (e)(f)(g)(h)(i)	72,566	72,565
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (e)(f)(g)	802,988	786,109
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4465% 3/15/2029 (e)(f)(g)	2,108,820	2,107,175
		6,283,022
Construction Materials - 0.0%
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 10/19/2029 (e)(f)(g)	15,000	15,012
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (e)(f)(g)	210,718	210,942
TOTAL MATERIALS		6,508,976

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2215% 3/25/2028 (e)(f)(g)	408,941	398,631
TOTAL UNITED STATES		43,027,096
TOTAL BANK LOAN OBLIGATIONS (Cost $47,266,900)		46,223,452

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.3125% 6/15/2038 (d)(e)(f)	522,536	518,693
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1795% 11/15/2038 (d)(e)(f)	746,132	746,132
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.2115% 7/15/2038 (d)(e)(f)	287,138	288,551
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(e)	475,000	451,951
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.7125% 7/15/2038 (d)(e)(f)	1,111,000	1,106,834
TOTAL UNITED STATES		3,112,161
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,991,822)		3,112,161

Common Stocks - 2.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	7,500	453,600
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (l)	1,416,100	1,622,126
UNITED STATES - 1.8%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp (b)	32,893	753,250
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (l)	42,300	332,478
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Albertsons Cos Inc	12,400	243,536
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp	4,568	237,033
Mesquite Energy Inc (h)(l)	82,533	7,130,832
New Fortress Energy Inc (m)	28,760	434,851
		7,802,716
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (h)	65,803	798,190
Cano Health LLC warrants (h)(l)	2,914	11,161
Surgery Partners Inc (l)	37,000	783,290
		1,592,641
Industrials - 0.0%
Machinery - 0.0%
Chart Industries Inc (l)	1,400	267,176
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (l)	5,800	549,434
IT Services - 0.1%
GTT Communications Inc (h)(l)	23,507	1,124,105
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc	3,500	365,365
ON Semiconductor Corp (l)	8,700	548,535
		913,900
TOTAL INFORMATION TECHNOLOGY		2,587,439

Real Estate - 0.1%
Specialized REITs - 0.1%
SBA Communications Corp Class A	3,300	672,540
TOTAL UNITED STATES		14,251,776
TOTAL COMMON STOCKS (Cost $10,776,926)		16,327,502

Convertible Corporate Bonds - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,231,244	3,390,494
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Rivian Automotive Inc 3.625% 10/15/2030	1,678,000	1,560,178
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	9,799
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (d)	110,000	237,738
TOTAL CONSUMER DISCRETIONARY		1,807,715

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	20,000	21,301
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	1,960,000	812,224
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (d)	120,000	130,128
TOTAL INFORMATION TECHNOLOGY		942,352

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,670,000	1,477,950
Redfin Corp 0.5% 4/1/2027	1,931,000	1,479,725
		2,957,675
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	634,433
TOTAL UNITED STATES		9,753,970
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $9,705,793)		9,753,970

Fixed-Income Funds - 0.0%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (n) (Cost $772,242)	21,300	783,626

Non-Convertible Corporate Bonds - 84.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	422,000	408,083
Mineral Resources Ltd 8.5% 5/1/2030 (d)	790,000	805,845
Mineral Resources Ltd 9.25% 10/1/2028 (d)	675,000	708,190

TOTAL AUSTRALIA		1,922,118
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	615,000	600,367
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	3,065,000	2,953,894
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (d)(o)	800,000	794,744
CANADA - 3.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	580,000	548,488
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	3,200,000	2,861,882
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	1,540,000	1,545,657
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	410,000	421,476
		5,377,503
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)	695,000	639,466
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	770,000	733,444
		1,372,910
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)	1,005,000	979,272
Parkland Corp 6.625% 8/15/2032 (d)	1,535,000	1,519,038
Teine Energy Ltd 6.875% 4/15/2029 (d)	167,000	162,161
		2,660,471
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	230,000	248,658
Health Care - 0.1%
Pharmaceuticals - 0.1%
1375209 Bc Ltd 9% 1/30/2028 (d)	835,000	834,334
Industrials - 0.9%
Aerospace & Defense - 0.4%
Bombardier Inc 7% 6/1/2032 (d)	770,000	783,291
Bombardier Inc 7.25% 7/1/2031 (d)	1,105,000	1,139,560
Bombardier Inc 7.875% 4/15/2027 (d)	1,194,000	1,195,809
		3,118,660
Commercial Services & Supplies - 0.5%
Garda World Security Corp 8.25% 8/1/2032 (d)	775,000	787,574
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(n)	3,080,000	3,135,437
		3,923,011
Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)	1,020,000	922,649
Open Text Holdings Inc 4.125% 12/1/2031 (d)(n)	1,110,000	984,242
Open Text Holdings Inc 4.125% 2/15/2030 (d)(n)	1,465,000	1,328,573
		3,235,464
Materials - 1.0%
Chemicals - 1.0%
Methanex Corp 5.125% 10/15/2027	2,855,000	2,794,189
Methanex Corp 5.65% 12/1/2044	1,542,000	1,323,026
NOVA Chemicals Corp 4.25% 5/15/2029 (d)	1,135,000	1,026,331
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	1,245,000	1,209,685
NOVA Chemicals Corp 7% 12/1/2031 (d)	700,000	696,656
NOVA Chemicals Corp 9% 2/15/2030 (d)	370,000	390,293
		7,440,180
Utilities - 0.1%
Gas Utilities - 0.1%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	670,000	609,169
TOTAL CANADA		28,820,360
COLOMBIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	2,730,000	1,513,840
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)(n)	770,000	780,108
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,270,000	1,206,500
TOTAL FINLAND		1,986,608
FRANCE - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 5.125% 1/15/2029 (d)	2,490,000	1,874,869
Altice France SA 5.125% 7/15/2029 (d)	3,325,000	2,489,970
Altice France SA 5.5% 1/15/2028 (d)	795,000	586,038
Altice France SA 5.5% 10/15/2029 (d)	1,215,000	910,068
Iliad Holding SASU 7% 4/15/2032 (d)	555,000	557,808
		6,418,753
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 8.75% 4/1/2027 (d)	855,000	839,880
TOTAL FRANCE		7,258,633
GERMANY - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.875% 4/14/2028 (d)	370,000	368,957
ZF North America Capital Inc 7.125% 4/14/2030 (d)	370,000	363,218
		732,175
Industrials - 0.4%
Machinery - 0.4%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(n)	3,410,000	3,338,101
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 12.875% 10/1/2028 (d)	75,000	80,733
Mercer International Inc 5.125% 2/1/2029	475,000	410,585
		491,318
TOTAL GERMANY		4,561,594
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	585,000	549,900
Tullow Oil PLC 10.25% 5/15/2026 (d)	1,790,000	1,530,450

TOTAL GHANA		2,080,350
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (d)	555,000	551,707
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	770,000	785,316

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,337,023
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	270,000	237,262
HONG KONG - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
Seaspan Corp 5.5% 8/1/2029 (d)	2,170,000	2,026,319
IRELAND - 0.7%
Financials - 0.5%
Financial Services - 0.5%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	970,000	982,216
GGAM Finance Ltd 8% 2/15/2027 (d)	1,565,000	1,614,229
GGAM Finance Ltd 8% 6/15/2028 (d)	1,040,000	1,092,004
		3,688,449
Industrials - 0.2%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(e)	685,000	683,502
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (d)	935,000	928,875
TOTAL IRELAND		5,300,826
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	210,000	226,326
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	210,000	234,709

TOTAL ISRAEL		461,035
ITALY - 0.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Optics Bidco SpA 6% 9/30/2034 (d)	1,113,000	1,068,524
Optics Bidco SpA 7.2% 7/18/2036 (d)	633,000	646,116
Optics Bidco SpA 7.721% 6/4/2038 (d)	235,000	247,037
Telecom Italia Capital SA 6% 9/30/2034	72,000	69,344
Telecom Italia Capital SA 7.2% 7/18/2036	212,000	212,959
		2,243,980
Financials - 0.3%
Banks - 0.3%
UniCredit SpA 5.861% 6/19/2032 (d)(e)	1,532,000	1,534,203
UniCredit SpA 7.296% 4/2/2034 (d)(e)	863,000	901,616
		2,435,819
TOTAL ITALY		4,679,799
LUXEMBOURG - 0.7%
Communication Services - 0.5%
Media - 0.4%
Altice Financing SA 5.75% 8/15/2029 (d)	3,570,000	2,613,391
Altice France Holding SA 6% 2/15/2028 (d)	975,000	257,331
		2,870,722
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	1,095,000	1,009,998
Information Technology - 0.2%
Software - 0.2%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	1,283,000	1,212,835
TOTAL LUXEMBOURG		5,093,555
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (d)	990,000	909,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (d)	390,000	385,994
Materials - 0.2%
Containers & Packaging - 0.2%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)	365,000	359,777
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)	655,000	653,994
		1,013,771
TOTAL NETHERLANDS		2,309,421
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (d)	560,000	552,126
IHS Holding Ltd 8.25% 11/29/2031 (d)	560,000	553,525

TOTAL NIGERIA		1,105,651
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	580,000	591,502
TGS ASA 8.5% 1/15/2030 (d)	775,000	792,128

TOTAL NORWAY		1,383,630
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	1,310,000	1,278,219
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	1,798,000	1,777,102
TOTAL PANAMA		3,055,321
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	3,320,000	2,663,765
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	1,285,000	1,002,814
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	370,000	340,004
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	1,480,000	1,398,370
TOTAL SPAIN		1,738,374
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	1,860,000	1,625,313
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	280,000	272,542
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	275,000	276,727
		2,174,582
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	1,170,000	1,123,078
TOTAL SWITZERLAND		3,297,660
TANZANIA - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	2,720,000	2,762,106
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	350,000	342,832
UNITED KINGDOM - 2.0%
Communication Services - 0.6%
Media - 0.6%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	3,830,000	3,307,909
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (d)	851,000	802,212
		4,110,121
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	415,000	354,159
TOTAL COMMUNICATION SERVICES		4,464,280

Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	255,000	262,378
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	685,000	724,462
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	735,000	770,407
		1,757,247
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	1,025,000	1,019,279
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	1,200,000	1,187,676
TOTAL CONSUMER DISCRETIONARY		3,964,202

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (d)	3,085,000	3,449,940
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	650,000	593,604
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	1,440,000	1,520,582
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	1,290,000	1,286,576
TOTAL UNITED KINGDOM		15,279,184
UNITED STATES - 70.0%
Communication Services - 7.7%
Diversified Telecommunication Services - 1.5%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)	455,000	430,738
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	360,000	333,954
Consolidated Communications Inc 5% 10/1/2028 (d)	980,000	911,749
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,360,000	1,329,556
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)	940,000	937,020
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,000	611,586
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)	955,000	1,009,329
Level 3 Financing Inc 10.5% 5/15/2030 (d)	2,370,000	2,580,930
Level 3 Financing Inc 11% 11/15/2029 (d)	712,350	801,336
Level 3 Financing Inc 3.875% 10/15/2030 (d)	975,000	778,148
Level 3 Financing Inc 4% 4/15/2031 (d)	840,000	661,500
Level 3 Financing Inc 4.5% 4/1/2030 (d)	890,000	737,947
Zayo Group Holdings Inc 4% 3/1/2027 (d)	345,000	318,179
		11,441,972
Media - 6.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	1,755,000	1,665,924
Block Communications Inc 4.875% 3/1/2028 (d)(n)	167,000	154,904
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)	1,370,000	1,111,467
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	1,120,000	976,108
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	2,885,000	2,481,571
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	1,750,000	1,570,793
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(n)	1,975,000	1,733,415
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	905,000	872,324
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	1,144,000	1,124,117
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)	780,000	802,771
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)	1,895,000	1,984,493
CSC Holdings LLC 3.375% 2/15/2031 (d)	2,500,000	1,753,531
CSC Holdings LLC 4.125% 12/1/2030 (d)	375,000	269,386
CSC Holdings LLC 4.5% 11/15/2031 (d)	345,000	248,411
CSC Holdings LLC 4.625% 12/1/2030 (d)	2,515,000	1,313,969
CSC Holdings LLC 5.375% 2/1/2028 (d)	1,930,000	1,665,025
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)	527,000	513,455
DISH DBS Corp 5.125% 6/1/2029	1,440,000	922,075
DISH DBS Corp 7.375% 7/1/2028	1,640,000	1,173,819
EchoStar Corp 10.75% 11/30/2029	13,849,657	14,892,335
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	3,757,017	3,407,422
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)	815,000	711,480
Sirius XM Radio LLC 3.125% 9/1/2026 (d)	167,000	160,412
Sirius XM Radio LLC 4.125% 7/1/2030 (d)(n)	1,360,000	1,186,937
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(n)	410,000	393,114
TEGNA Inc 4.625% 3/15/2028	1,100,000	1,039,503
TEGNA Inc 5% 9/15/2029	425,000	397,472
Univision Communications Inc 4.5% 5/1/2029 (d)	370,000	331,179
Univision Communications Inc 6.625% 6/1/2027 (d)	890,000	886,415
Univision Communications Inc 8% 8/15/2028 (d)(n)	2,240,000	2,280,591
Univision Communications Inc 8.5% 7/31/2031 (d)	235,000	230,417
		48,254,835
TOTAL COMMUNICATION SERVICES		59,696,807

Consumer Discretionary - 10.4%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	205,000	207,435
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (d)	83,000	82,747
Dana Inc 4.25% 9/1/2030	167,000	155,422
Dana Inc 5.375% 11/15/2027	167,000	164,599
Hertz Corp/The 4.625% 12/1/2026 (d)	660,000	557,419
Patrick Industries Inc 6.375% 11/1/2032 (d)(n)	1,195,000	1,156,381
Phinia Inc 6.75% 4/15/2029 (d)	585,000	596,703
		2,920,706
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)	205,000	205,455
Broadline Retail - 0.7%
CMG Media Corp 8.875% 6/18/2029 (d)	1,760,000	1,320,405
Kohl's Corp 4.25% 7/17/2025	85,000	83,924
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	220,000	187,738
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	847,000	750,241
Match Group Holdings II LLC 5% 12/15/2027 (d)	167,000	161,511
Nordstrom Inc 4.25% 8/1/2031	950,000	830,828
Nordstrom Inc 4.375% 4/1/2030 (n)	635,000	576,540
Saks Global Enterprises LLC 11% 12/15/2029 (d)	635,000	610,739
Wayfair LLC 7.25% 10/31/2029 (d)(n)	780,000	779,610
		5,301,536
Distributors - 0.1%
Gates Corp/DE 6.875% 7/1/2029 (d)	1,160,000	1,179,973
Diversified Consumer Services - 0.8%
Service Corp International/US 4% 5/15/2031 (n)	582,000	518,623
Service Corp International/US 4.625% 12/15/2027	167,000	162,500
Service Corp International/US 5.125% 6/1/2029	365,000	353,132
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,377,376
Sotheby's 7.375% 10/15/2027 (d)	810,000	800,972
TKC Holdings Inc 10.5% 5/15/2029 (d)	1,790,000	1,802,063
TKC Holdings Inc 6.875% 5/15/2028 (d)(n)	1,290,000	1,275,401
		6,290,067
Hotels, Restaurants & Leisure - 5.3%
Caesars Entertainment Inc 6% 10/15/2032 (d)(n)	800,000	771,334
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	2,200,000	2,209,930
Caesars Entertainment Inc 7% 2/15/2030 (d)	875,000	891,231
Carnival Corp 10.5% 6/1/2030 (d)	1,230,000	1,313,749
Carnival Corp 5.75% 3/1/2027 (d)	905,000	903,004
Carnival Corp 6% 5/1/2029 (d)	1,310,000	1,306,901
Carnival Corp 6.65% 1/15/2028	175,000	180,923
Carnival Corp 7% 8/15/2029 (d)	1,535,000	1,596,715
Churchill Downs Inc 5.75% 4/1/2030 (d)(n)	2,470,000	2,424,188
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)	195,000	191,100
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)(n)	1,847,000	1,711,578
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	2,140,000	1,974,200
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)(n)	2,820,000	2,449,669
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	295,000	271,837
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,615,000	1,452,437
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	550,000	541,183
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)(n)	1,530,000	1,534,971
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	555,000	535,602
Las Vegas Sands Corp 2.9% 6/25/2025	167,000	165,183
Las Vegas Sands Corp 3.5% 8/18/2026	167,000	162,667
Life Time Inc 6% 11/15/2031 (d)	1,595,000	1,579,060
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	965,000	841,145
NCL Corp Ltd 5.875% 3/15/2026 (d)	525,000	524,287
NCL Corp Ltd 7.75% 2/15/2029 (d)	1,920,000	2,016,047
NCL Finance Ltd 6.125% 3/15/2028 (d)	370,000	371,187
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(n)	335,000	359,303
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	875,000	869,547
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	870,000	855,783
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	2,705,000	2,698,577
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	975,000	986,681
Station Casinos LLC 4.5% 2/15/2028 (d)	750,000	711,647
Station Casinos LLC 6.625% 3/15/2032 (d)(n)	1,540,000	1,530,362
Viking Cruises Ltd 9.125% 7/15/2031 (d)	760,000	817,197
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	370,000	364,131
VOC Escrow Ltd 5% 2/15/2028 (d)	510,000	496,301
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(n)	1,185,000	1,164,246
Yum! Brands Inc 3.625% 3/15/2031	365,000	322,681
Yum! Brands Inc 4.625% 1/31/2032	1,985,000	1,834,203
Yum! Brands Inc 4.75% 1/15/2030 (d)	167,000	159,707
Yum! Brands Inc 5.375% 4/1/2032 (n)	290,000	280,855
		41,371,349
Household Durables - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	565,000	519,808
Beazer Homes USA Inc 7.5% 3/15/2031 (d)(n)	610,000	619,501
Landsea Homes Corp 8.875% 4/1/2029 (d)	755,000	754,306
LGI Homes Inc 7% 11/15/2032 (d)	1,420,000	1,405,999
LGI Homes Inc 8.75% 12/15/2028 (d)	575,000	603,144
Newell Brands Inc 5.7% 4/1/2026 (p)	216,000	215,908
Newell Brands Inc 6.375% 5/15/2030	795,000	796,310
Newell Brands Inc 6.375% 9/15/2027 (n)	350,000	351,207
Newell Brands Inc 6.625% 5/15/2032	680,000	683,799
Newell Brands Inc 6.625% 9/15/2029 (n)	380,000	386,426
Newell Brands Inc 7% 4/1/2046 (n)(p)	290,000	276,814
TopBuild Corp 4.125% 2/15/2032 (d)	800,000	708,635
Tri Pointe Homes Inc 5.7% 6/15/2028	140,000	139,092
		7,460,949
Leisure Products - 0.0%
Mattel Inc 5.45% 11/1/2041	290,000	259,461
Mattel Inc 5.875% 12/15/2027 (d)	167,000	167,303
		426,764
Specialty Retail - 1.6%
Bath & Body Works Inc 6.694% 1/15/2027	375,000	382,979
Carvana Co 10.25% 5/1/2030 (d)	85,000	89,038
Carvana Co 12% 12/1/2028 pay-in-kind (d)(e)	335,900	358,662
Carvana Co 13% 6/1/2030 pay-in-kind (d)(e)	597,877	656,441
Carvana Co 14% 6/1/2031 pay-in-kind (d)(e)	714,815	857,036
Carvana Co 4.875% 9/1/2029 (d)	1,170,000	982,800
Carvana Co 5.5% 4/15/2027 (d)	622,000	578,460
Carvana Co 5.875% 10/1/2028 (d)	305,000	271,450
Foot Locker Inc 4% 10/1/2029 (d)	440,000	379,466
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(n)	740,000	741,478
Hudson Automotive Group 8% 5/15/2032 (d)	470,000	487,693
LBM Acquisition LLC 6.25% 1/15/2029 (d)	1,295,000	1,191,169
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	470,000	487,561
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	610,000	460,556
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (n)	780,000	781,345
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (d)	320,000	324,759
Staples Inc 10.75% 9/1/2029 (d)	1,555,000	1,529,787
Staples Inc 12.75% 1/15/2030 (d)	1,150,000	899,208
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	975,000	1,001,446
		12,461,334
Textiles, Apparel & Luxury Goods - 0.5%
Crocs Inc 4.125% 8/15/2031 (d)(n)	477,000	414,998
Crocs Inc 4.25% 3/15/2029 (d)	167,000	154,376
Hanesbrands Inc 4.875% 5/15/2026 (d)	167,000	164,406
Kontoor Brands Inc 4.125% 11/15/2029 (d)	335,000	308,464
Levi Strauss & Co 3.5% 3/1/2031 (d)	410,000	358,588
Under Armour Inc 3.25% 6/15/2026 (n)	334,000	322,445
William Carter Co/The 5.625% 3/15/2027 (d)	167,000	165,584
Wolverine World Wide Inc 4% 8/15/2029 (d)	1,855,000	1,628,915
		3,517,776
TOTAL CONSUMER DISCRETIONARY		81,135,909

Consumer Staples - 3.2%
Beverages - 0.4%
Triton Water Holdings 6.25% 4/1/2029 (d)	2,910,000	2,888,795
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (d)	195,000	190,238
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,662,000	1,512,687
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	1,200,000	1,143,396
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,465,000	1,240,578
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	1,145,000	1,187,911
Performance Food Group Inc 4.25% 8/1/2029 (d)(n)	1,650,000	1,530,925
Performance Food Group Inc 5.5% 10/15/2027 (d)	125,000	123,943
Performance Food Group Inc 6.125% 9/15/2032 (d)	705,000	704,968
United Natural Foods Inc 6.75% 10/15/2028 (d)	145,000	142,848
US Foods Inc 4.625% 6/1/2030 (d)(n)	475,000	446,714
US Foods Inc 4.75% 2/15/2029 (d)	1,285,000	1,230,612
US Foods Inc 5.75% 4/15/2033 (d)(n)	700,000	680,257
US Foods Inc 7.25% 1/15/2032 (d)(n)	750,000	776,186
Walgreens Boots Alliance Inc 8.125% 8/15/2029	515,000	509,789
		11,421,052
Food Products - 1.3%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(e)	605,000	639,799
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)	290,000	279,163
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)	885,000	915,165
Darling Ingredients Inc 6% 6/15/2030 (d)	510,000	503,105
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	705,000	735,839
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	445,000	466,174
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	630,000	576,029
Pilgrim's Pride Corp 4.25% 4/15/2031	457,000	421,086
Post Holdings Inc 4.625% 4/15/2030 (d)	1,125,000	1,037,529
Post Holdings Inc 5.5% 12/15/2029 (d)	1,655,000	1,601,393
Post Holdings Inc 6.25% 10/15/2034 (d)(n)	720,000	701,381
Post Holdings Inc 6.25% 2/15/2032 (d)	305,000	302,709
Post Holdings Inc 6.375% 3/1/2033 (d)	1,000,000	978,863
TreeHouse Foods Inc 4% 9/1/2028	480,000	435,846
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (d)	160,000	157,176
		9,751,257
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)(n)	820,000	821,023
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)	290,000	297,009
TOTAL CONSUMER STAPLES		25,179,136

Energy - 8.8%
Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)(n)	920,000	918,855
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	1,150,000	1,173,054
Nabors Industries Inc 8.875% 8/15/2031 (d)	985,000	914,658
Transocean Inc 8% 2/1/2027 (d)	1,095,000	1,092,934
Transocean Inc 8.25% 5/15/2029 (d)	2,690,000	2,635,044
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	357,000	356,404
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	915,000	931,147
Valaris Ltd 8.375% 4/30/2030 (d)	1,320,000	1,333,898
		9,355,994
Oil, Gas & Consumable Fuels - 7.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)	985,000	1,007,328
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	532,000	529,520
Antero Resources Corp 7.625% 2/1/2029 (d)	167,000	170,951
Apache Corp 4.25% 1/15/2030	612,000	575,226
Apache Corp 5.1% 9/1/2040	655,000	570,768
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)(n)	320,000	318,076
California Resources Corp 7.125% 2/1/2026 (d)	191,000	190,866
California Resources Corp 8.25% 6/15/2029 (d)	2,545,000	2,580,751
Cheniere Energy Inc 4.625% 10/15/2028	167,000	163,378
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,535,000	1,536,569
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	755,000	777,866
CNX Resources Corp 7.375% 1/15/2031 (d)(n)	385,000	395,500
Comstock Resources Inc 5.875% 1/15/2030 (d)	880,000	820,705
Comstock Resources Inc 6.75% 3/1/2029 (d)(n)	1,585,000	1,545,110
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	925,000	972,485
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	920,000	931,520
CVR CHC LP 5.75% 2/15/2028 (d)	1,334,000	1,229,244
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	2,255,000	2,243,527
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	915,000	946,052
DT Midstream Inc 4.125% 6/15/2029 (d)	935,000	873,176
DT Midstream Inc 4.375% 6/15/2031 (d)	365,000	333,034
Energy Transfer LP 7.375% 2/1/2031 (d)	725,000	758,151
EQM Midstream Partners LP 6.5% 7/1/2027 (d)	415,000	420,382
Expand Energy Corp 4.75% 2/1/2032	925,000	860,994
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	375,000	367,250
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,210,660
Global Partners LP / GLP Finance Corp 7% 8/1/2027	1,132,000	1,135,888
Harvest Midstream I LP 7.5% 5/15/2032 (d)(n)	1,430,000	1,456,065
Harvest Midstream I LP 7.5% 9/1/2028 (d)	645,000	650,696
Hess Midstream Operations LP 4.25% 2/15/2030 (d)(n)	635,000	585,420
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	2,465,000	2,397,598
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	365,000	352,865
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	770,000	782,221
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	745,000	782,441
Kinetik Holdings LP 5.875% 6/15/2030 (d)	890,000	876,030
Kinetik Holdings LP 6.625% 12/15/2028 (d)(n)	1,050,000	1,074,160
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)	620,000	596,697
Matador Resources Co 6.25% 4/15/2033 (d)(n)	400,000	387,649
Matador Resources Co 6.5% 4/15/2032 (d)	1,305,000	1,290,224
Mesquite Energy Inc 7.25% (d)(h)(j)	5,722,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)(n)	770,000	752,931
Murphy Oil Corp 6% 10/1/2032	795,000	763,840
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	460,000	405,443
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)(n)	1,150,000	1,165,117
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	1,085,000	1,101,628
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	345,000	356,110
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(n)	2,215,000	2,173,569
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,010,000	991,009
Permian Resources Operating LLC 7% 1/15/2032 (d)	1,670,000	1,695,233
Prairie Acquiror LP 9% 8/1/2029 (d)	605,000	623,291
Range Resources Corp 4.875% 5/15/2025	167,000	166,455
Range Resources Corp 8.25% 1/15/2029	167,000	171,942
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	250,000	234,871
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	1,010,000	958,921
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)(n)	385,000	365,994
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	1,407,000	1,446,503
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	620,000	643,027
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	582,383
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	497,958
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	2,252,000	2,165,818
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	2,100,000	1,982,051
Talos Production Inc 9% 2/1/2029 (d)	330,000	338,567
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031 (n)	730,000	704,845
Venture Global Calcasieu 3.875% 8/15/2029 (d)	2,305,000	2,117,646
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,085,000	971,649
Venture Global Calcasieu 6.25% 1/15/2030 (d)(n)	935,000	943,725
		59,017,570
TOTAL ENERGY		68,373,564

Financials - 7.7%
Banks - 0.3%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	895,000	932,518
Western Alliance Bancorp 3% 6/15/2031 (e)	1,080,000	1,017,674
		1,950,192
Capital Markets - 1.7%
AssuredPartners Inc 5.625% 1/15/2029 (d)	795,000	803,337
AssuredPartners Inc 7.5% 2/15/2032 (d)	1,205,000	1,296,922
Coinbase Global Inc 3.375% 10/1/2028 (d)(n)	690,000	620,931
Focus Financial Partners LLC 6.75% 9/15/2031 (d)(n)	1,185,000	1,180,291
Hightower Holding LLC 6.75% 4/15/2029 (d)	1,110,000	1,105,169
Hightower Holding LLC 9.125% 1/31/2030 (d)	1,455,000	1,532,486
Intercontinental Exchange Inc 3.625% 9/1/2028	2,525,000	2,420,402
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	560,000	524,407
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)(n)	1,090,000	1,079,854
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)	372,000	348,949
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	1,190,000	1,188,115
LPL Holdings Inc 4.375% 5/15/2031 (d)(n)	365,000	336,673
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	910,000	935,983
		13,373,519
Consumer Finance - 1.0%
Ally Financial Inc 5.75% 11/20/2025 (n)	235,000	236,212
Ally Financial Inc 6.7% 2/14/2033 (n)	1,465,000	1,476,819
Capstone Borrower Inc 8% 6/15/2030 (d)	420,000	434,746
Encore Capital Group Inc 9.25% 4/1/2029 (d)	565,000	601,953
Ford Motor Credit Co LLC 4% 11/13/2030	350,000	315,287
OneMain Finance Corp 3.5% 1/15/2027	1,905,000	1,817,140
OneMain Finance Corp 6.625% 5/15/2029	555,000	561,910
OneMain Finance Corp 7.125% 11/15/2031	385,000	392,246
OneMain Finance Corp 7.5% 5/15/2031 (n)	1,535,000	1,575,419
PRA Group Inc 8.875% 1/31/2030 (d)	390,000	403,934
		7,815,666
Financial Services - 2.5%
Block Inc 6.5% 5/15/2032 (d)	1,525,000	1,539,721
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	940,000	985,458
GN Bondco LLC 9.5% 10/15/2031 (d)(n)	1,535,000	1,616,339
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	460,000	461,086
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	2,455,000	2,050,616
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,785,000	1,689,995
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,205,000	1,156,449
Jefferson Capital Holdin 9.5% 2/15/2029 (d)	615,000	651,466
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	1,160,000	1,158,035
NFE Financing LLC 12% 11/15/2029 (d)	4,486,914	4,713,591
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)	295,000	245,695
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	920,000	935,692
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	2,210,000	2,282,538
		19,486,681
Insurance - 2.0%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)	290,000	272,636
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	880,000	911,241
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	535,000	557,520
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	840,000	806,972
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	4,250,000	4,214,854
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)(n)	365,000	365,858
AmWINS Group Inc 4.875% 6/30/2029 (d)	2,230,000	2,093,965
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	795,000	805,746
HUB International Ltd 7.25% 6/15/2030 (d)	2,210,000	2,264,698
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	1,275,000	1,287,743
Ryan Specialty LLC 5.875% 8/1/2032 (d)	1,515,000	1,499,006
USI Inc/NY 7.5% 1/15/2032 (d)	470,000	486,077
		15,566,316
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp 8% 4/1/2029 (d)	465,000	465,284
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	1,110,000	1,111,393
		1,576,677
TOTAL FINANCIALS		59,769,051

Health Care - 6.6%
Biotechnology - 0.2%
Amgen Inc 5.6% 3/2/2043	805,000	782,561
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	480,000	392,591
		1,175,152
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (d)(n)	830,000	758,789
Avantor Funding Inc 4.625% 7/15/2028 (d)	548,000	523,068
Embecta Corp 5% 2/15/2030 (d)	270,000	248,687
Hologic Inc 3.25% 2/15/2029 (d)	500,000	452,170
Medline Borrower LP 3.875% 4/1/2029 (d)	2,555,000	2,365,897
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	1,540,000	1,556,238
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)(n)	760,000	769,957
Teleflex Inc 4.25% 6/1/2028 (d)	535,000	507,527
		7,182,333
Health Care Providers & Services - 3.9%
AMN Healthcare Inc 4% 4/15/2029 (d)(n)	420,000	376,838
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,405,000	1,866,174
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	4,605,000	3,782,215
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)	1,515,000	1,453,972
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	470,000	322,519
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	520,000	392,779
CHS/Community Health Systems Inc 8% 12/15/2027 (d)	167,000	166,693
DaVita Inc 3.75% 2/15/2031 (d)(n)	510,000	441,282
DaVita Inc 4.625% 6/1/2030 (d)	2,795,000	2,569,514
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	1,425,000	1,426,134
HealthEquity Inc 4.5% 10/1/2029 (d)	1,275,000	1,195,127
Humana Inc 5.875% 3/1/2033	730,000	732,692
LifePoint Health Inc 11% 10/15/2030 (d)(n)	1,840,000	2,019,700
Modivcare Inc 5% 10/1/2029 (d)	120,000	70,571
Molina Healthcare Inc 3.875% 11/15/2030 (d)(n)	855,000	761,147
Molina Healthcare Inc 3.875% 5/15/2032 (d)	390,000	336,789
Molina Healthcare Inc 6.25% 1/15/2033 (d)	80,000	79,067
Option Care Health Inc 4.375% 10/31/2029 (d)(n)	205,000	189,054
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	1,670,000	1,594,701
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(e)	917,511	906,042
Select Medical Corp 6.25% 12/1/2032 (d)	1,195,000	1,150,141
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	1,125,000	1,147,606
Tenet Healthcare Corp 4.25% 6/1/2029	1,545,000	1,450,445
Tenet Healthcare Corp 4.375% 1/15/2030	1,660,000	1,541,818
Tenet Healthcare Corp 4.625% 6/15/2028	750,000	717,741
Tenet Healthcare Corp 6.125% 6/15/2030	1,640,000	1,627,074
Tenet Healthcare Corp 6.25% 2/1/2027	1,195,000	1,194,028
Tenet Healthcare Corp 6.75% 5/15/2031	240,000	242,457
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	330,000	336,306
		30,090,626
Health Care Technology - 0.1%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)	450,000	427,656
IQVIA Inc 6.5% 5/15/2030 (d)(n)	690,000	702,124
		1,129,780
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	660,000	605,272
Charles River Laboratories International Inc 4% 3/15/2031 (d)(n)	822,000	731,231
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	290,000	275,136
		1,611,639
Pharmaceuticals - 1.3%
Bausch Health Americas Inc 9.25% 4/1/2026 (d)	410,000	391,790
Bausch Health Cos Inc 11% 9/30/2028 (d)	835,000	793,250
Bausch Health Cos Inc 4.875% 6/1/2028 (d)	1,175,000	940,000
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	760,000	414,200
Bausch Health Cos Inc 5.5% 11/1/2025 (d)	3,350,000	3,266,894
Bausch Health Cos Inc 9% 12/15/2025 (d)	405,000	393,336
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,250,000	1,178,591
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	2,265,000	2,127,933
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(n)	730,000	656,131
		10,162,125
TOTAL HEALTH CARE		51,351,655

Industrials - 9.5%
Aerospace & Defense - 1.9%
BWX Technologies Inc 4.125% 6/30/2028 (d)	2,000,000	1,872,542
Goat Holdco LLC 6.75% 2/1/2032 (d)	1,190,000	1,178,374
Howmet Aerospace Inc 5.95% 2/1/2037	290,000	299,923
Moog Inc 4.25% 12/15/2027 (d)	110,000	104,990
OneSky Flight LLC 8.875% 12/15/2029 (d)	365,000	365,256
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	565,000	625,234
TransDigm Inc 4.625% 1/15/2029	855,000	800,381
TransDigm Inc 5.5% 11/15/2027	2,020,000	1,984,921
TransDigm Inc 6% 1/15/2033 (d)(n)	2,350,000	2,303,131
TransDigm Inc 6.375% 3/1/2029 (d)	3,820,000	3,828,487
TransDigm Inc 6.75% 8/15/2028 (d)	1,100,000	1,109,625
		14,472,864
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (d)(n)	1,720,000	1,729,431
Building Products - 0.8%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	1,207,000	1,184,479
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	300,000	300,026
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (d)	495,000	527,656
Builders FirstSource Inc 4.25% 2/1/2032 (d)	1,270,000	1,121,553
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	2,975,000	2,978,967
		6,112,681
Commercial Services & Supplies - 3.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	1,265,000	1,152,613
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)	915,000	921,264
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	1,370,000	1,400,257
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,365,000	1,285,509
Artera Services LLC 8.5% 2/15/2031 (d)	4,495,000	4,332,605
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,090,000	3,145,009
Clean Harbors Inc 6.375% 2/1/2031 (d)	340,000	342,305
CoreCivic Inc 4.75% 10/15/2027	1,240,000	1,209,870
CoreCivic Inc 8.25% 4/15/2029	1,530,000	1,618,131
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,673,548
GEO Group Inc/The 8.625% 4/15/2029	750,000	792,134
GFL Environmental Inc 5.125% 12/15/2026 (d)	315,000	313,306
GFL Environmental Inc 6.75% 1/15/2031 (d)	555,000	569,905
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,515,000	1,434,172
Madison IAQ LLC 5.875% 6/30/2029 (d)	830,000	783,715
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	1,410,000	1,311,474
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)	705,000	704,605
Reworld Holding Corp 4.875% 12/1/2029 (d)(n)	985,000	910,947
		23,901,369
Construction & Engineering - 0.6%
Arcosa Inc 6.875% 8/15/2032 (d)	460,000	467,404
Great Lakes Dredge & Dock Corp 5.25% 6/1/2029 (d)	595,000	551,900
Pike Corp 5.5% 9/1/2028 (d)	1,425,000	1,370,083
Pike Corp 8.625% 1/31/2031 (d)	850,000	896,711
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	1,160,000	1,160,514
		4,446,612
Electrical Equipment - 0.6%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (d)	675,000	600,750
Regal Rexnord Corp 6.05% 2/15/2026	1,050,000	1,059,466
Regal Rexnord Corp 6.05% 4/15/2028	705,000	717,069
Regal Rexnord Corp 6.3% 2/15/2030 (n)	705,000	725,214
Sensata Technologies BV 4% 4/15/2029 (d)	2,060,000	1,890,354
		4,992,853
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)(n)	630,000	649,702
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	1,155,000	1,161,964
XPO Inc 6.25% 6/1/2028 (d)	205,000	206,252
XPO Inc 7.125% 2/1/2032 (d)	975,000	997,732
XPO Inc 7.125% 6/1/2031 (d)(n)	345,000	353,726
		3,369,376
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)(n)	820,000	773,197
Machinery - 0.2%
Allison Transmission Inc 4.75% 10/1/2027 (d)	167,000	161,832
Mueller Water Products Inc 4% 6/15/2029 (d)(n)	1,277,000	1,179,792
		1,341,624
Passenger Airlines - 0.4%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(n)	365,000	374,135
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)	1,245,000	1,307,168
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	615,000	653,368
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)	175,000	176,103
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)	440,000	341,000
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)	415,000	321,625
		3,173,399
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(n)	915,000	921,925
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	2,678,000	2,539,064
Corelogic Inc 4.5% 5/1/2028 (d)	485,000	451,300
		3,912,289
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	825,000	837,002
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)	480,000	463,211
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)(n)	385,000	392,588
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)(n)	1,090,000	1,147,244
United Rentals North America Inc 6% 12/15/2029 (d)	365,000	368,472
United Rentals North America Inc 6.125% 3/15/2034 (d)	1,925,000	1,909,945
		5,118,462
Transportation Infrastructure - 0.0%
First Student Bidco Inc / First Transit Parent Inc 4% 7/31/2029 (d)	680,000	624,204
TOTAL INDUSTRIALS		73,968,361

Information Technology - 4.6%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)	825,000	734,804
Viasat Inc 5.625% 9/15/2025 (d)	1,175,000	1,164,385
		1,899,189
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp 5% 12/15/2029 (d)(n)	1,990,000	1,899,042
CPI CG Inc 10% 7/15/2029 (d)(n)	415,000	443,393
Insight Enterprises Inc 6.625% 5/15/2032 (d)	635,000	638,580
Lightning Power LLC 7.25% 8/15/2032 (d)	715,000	735,115
Sensata Technologies Inc 3.75% 2/15/2031 (d)	365,000	319,097
Sensata Technologies Inc 6.625% 7/15/2032 (d)(n)	860,000	859,072
TTM Technologies Inc 4% 3/1/2029 (d)	3,020,000	2,802,409
		7,696,708
IT Services - 0.7%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)(n)	1,745,000	1,577,978
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	825,000	789,988
ASGN Inc 4.625% 5/15/2028 (d)	635,000	603,123
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)	935,000	935,301
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)(n)	1,232,000	1,125,513
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	322,000	316,292
		5,348,195
Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc 3.625% 5/1/2029 (d)(n)	630,000	570,580
Entegris Inc 5.95% 6/15/2030 (d)(n)	2,980,000	2,955,684
ON Semiconductor Corp 3.875% 9/1/2028 (d)	1,282,000	1,202,288
Wolfspeed Inc 7.9583% 6/23/2030 pay-in-kind (d)(e)(h)(k)	1,395,000	1,342,688
		6,071,240
Software - 1.7%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)(n)	1,495,000	1,516,550
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)	405,000	377,546
Cloud Software Group Inc 6.5% 3/31/2029 (d)	1,840,000	1,806,039
Cloud Software Group Inc 8.25% 6/30/2032 (d)	385,000	396,762
Cloud Software Group Inc 9% 9/30/2029 (d)	3,160,000	3,208,329
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	160,000	160,068
Fair Isaac Corp 5.25% 5/15/2026 (d)	167,000	166,539
Gen Digital Inc 5% 4/15/2025 (d)	685,000	683,436
Gen Digital Inc 7.125% 9/30/2030 (d)(n)	340,000	348,668
McAfee Corp 7.375% 2/15/2030 (d)	835,000	810,974
Rackspace Finance LLC 3.5% 5/15/2028 (d)	1,415,325	852,733
SS&C Technologies Inc 5.5% 9/30/2027 (d)	270,000	267,411
SS&C Technologies Inc 6.5% 6/1/2032 (d)	1,520,000	1,533,274
UKG Inc 6.875% 2/1/2031 (d)(n)	945,000	958,733
		13,087,062
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 5.75% 12/1/2034	755,000	726,539
Seagate HDD Cayman 8.25% 12/15/2029	345,000	367,595
Seagate HDD Cayman 8.5% 7/15/2031	415,000	443,784
		1,537,918
TOTAL INFORMATION TECHNOLOGY		35,640,312

Materials - 6.3%
Chemicals - 2.9%
Avient Corp 6.25% 11/1/2031 (d)(n)	785,000	774,315
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	1,430,000	1,479,814
Chemours Co/The 5.75% 11/15/2028 (d)	1,745,000	1,620,992
Chemours Co/The 8% 1/15/2033 (d)	400,000	390,823
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	1,029,000	1,001,284
Element Solutions Inc 3.875% 9/1/2028 (d)	645,000	611,800
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	2,579,298	2,185,955
LSB Industries Inc 6.25% 10/15/2028 (d)	620,000	601,101
Methanex US Operations Inc 6.25% 3/15/2032 (d)	1,195,000	1,182,274
Olin Corp 5% 2/1/2030 (n)	690,000	647,776
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	1,180,000	1,102,685
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)	1,250,000	1,187,430
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)	770,000	782,120
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	785,000	832,898
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	2,375,000	2,234,230
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,125,000	1,067,978
Scotts Miracle-Gro Co/The 4% 4/1/2031	145,000	126,428
Scotts Miracle-Gro Co/The 4.375% 2/1/2032	220,000	192,083
Tronox Inc 4.625% 3/15/2029 (d)(n)	2,370,000	2,127,195
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,490,000	2,290,011
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	295,000	301,259
		22,740,451
Construction Materials - 0.4%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)	1,360,000	1,381,971
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	1,290,000	1,352,507
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)(n)	570,000	604,819
		3,339,297
Containers & Packaging - 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	935,000	803,158
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	1,155,000	1,145,970
Ball Corp 2.875% 8/15/2030	365,000	312,351
Ball Corp 6% 6/15/2029	440,000	443,189
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)(n)	1,995,000	2,008,224
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	1,205,000	1,218,097
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	350,000	344,892
Graphic Packaging International LLC 3.75% 2/1/2030 (d)	500,000	451,608
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	1,520,000	1,524,506
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	1,095,000	1,117,130
Mauser Packaging Solutions Holding Co 9.25% 4/15/2027 (d)	830,000	839,712
Sealed Air Corp 5% 4/15/2029 (d)	890,000	856,525
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	435,000	436,447
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	1,415,000	1,458,582
		12,960,391
Metals & Mining - 1.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	300,000	310,015
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	460,000	476,007
ATI Inc 4.875% 10/1/2029	250,000	238,133
ATI Inc 5.875% 12/1/2027	770,000	763,119
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	145,000	129,434
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)	400,000	395,720
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(n)	1,535,000	1,507,540
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(n)	400,000	392,881
Commercial Metals Co 3.875% 2/15/2031	440,000	388,761
Commercial Metals Co 4.125% 1/15/2030	940,000	863,962
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)(n)	485,000	427,528
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	1,735,000	1,631,298
Novelis Corp 3.25% 11/15/2026 (d)	205,000	195,263
Novelis Corp 3.875% 8/15/2031 (d)	340,000	292,738
Vibrantz Technologies Inc 9% 2/15/2030 (d)	1,185,000	1,087,926
		9,100,325
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (d)	385,000	371,592
LABL Inc 5.875% 11/1/2028 (d)	205,000	182,635
LABL Inc 9.5% 11/1/2028 (d)	135,000	135,181
Magnera Corp 7.25% 11/15/2031 (d)(n)	555,000	541,819
		1,231,227
TOTAL MATERIALS		49,371,691

Real Estate - 2.6%
Diversified REITs - 0.9%
Safehold GL Holdings LLC 2.85% 1/15/2032	1,005,000	844,378
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	2,165,000	1,900,872
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	1,455,000	1,551,438
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	2,475,000	2,245,725
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)(n)	730,000	678,292
		7,220,705
Health Care REITs - 1.0%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	1,200,000	1,137,448
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	2,877,000	1,812,818
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,780,000	1,275,458
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,092,000	2,606,808
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	1,117,000	1,028,358
		7,860,890
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	525,000	532,667
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(n)	543,200	481,897
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	16,000	12,033
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	20,000	15,993
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	345,000	364,545
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	555,000	512,846
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	455,000	409,657
Kennedy-Wilson Inc 4.75% 2/1/2030	975,000	862,458
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	352,000	336,838
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	167,000	167,602
		3,163,869
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (d)	365,000	333,686
Iron Mountain Inc 6.25% 1/15/2033 (d)	395,000	393,423
SBA Communications Corp 3.125% 2/1/2029	372,000	335,781
SBA Communications Corp 3.875% 2/15/2027	167,000	159,873
		1,222,763
TOTAL REAL ESTATE		20,000,894

Utilities - 2.6%
Electric Utilities - 2.1%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	170,000	145,111
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,525,000	1,327,955
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)(n)	585,000	559,455
DPL Inc 4.35% 4/15/2029	120,000	111,770
FirstEnergy Corp 1.6% 1/15/2026	167,000	160,997
FirstEnergy Corp 2.05% 3/1/2025	167,000	165,901
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(n)	1,470,000	1,503,584
NRG Energy Inc 3.375% 2/15/2029 (d)	1,535,000	1,392,672
NRG Energy Inc 3.625% 2/15/2031 (d)	525,000	459,092
NRG Energy Inc 5.25% 6/15/2029 (d)	1,405,000	1,364,580
NRG Energy Inc 5.75% 7/15/2029 (d)	690,000	670,763
NRG Energy Inc 6.25% 11/1/2034 (d)	795,000	779,772
PG&E Corp 5.25% 7/1/2030	4,230,000	4,140,437
PG&E Corp 7.375% 3/15/2055 (e)	712,000	730,677
Vistra Operations Co LLC 5% 7/31/2027 (d)	167,000	163,859
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	1,455,000	1,449,171
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	1,475,000	1,547,372
		16,673,168
Gas Utilities - 0.1%
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (d)	167,000	165,244
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027	302,000	299,621
		464,865
Independent Power and Renewable Electricity Producers - 0.4%
Alpha Generation LLC 6.75% 10/15/2032 (d)	935,000	925,065
Sunnova Energy Corp 11.75% 10/1/2028 (d)	455,000	325,325
Sunnova Energy Corp 5.875% 9/1/2026 (d)	1,850,000	1,537,496
		2,787,886
TOTAL UTILITIES		19,925,919

TOTAL UNITED STATES		544,413,299
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	1,693,000	1,684,010
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	260,000	266,419
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,905,000	2,015,738

TOTAL ZAMBIA		3,966,167
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $666,447,175)		654,948,551

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Financials - 1.1%
Banks - 0.7%
Bank of America Corp 5.875% (e)(n)(q)	1,360,000	1,386,926
Citigroup Inc 6.75% (e)(q)	965,000	962,257
Citigroup Inc 7.125% (e)(q)	1,440,000	1,482,337
JPMorgan Chase & Co 4.6% (e)(q)	980,000	994,372
Wells Fargo & Co 7.625% (e)(n)(q)	385,000	409,919
		5,235,811
Capital Markets - 0.1%
Charles Schwab Corp/The 4% (e)(q)	870,000	753,972
Goldman Sachs Group Inc/The 6.125% (e)(n)(q)	395,000	396,371
		1,150,343
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (e)(q)	1,110,000	976,735
Ally Financial Inc 4.7% (e)(q)	1,120,000	1,051,873
		2,028,608
TOTAL PREFERRED SECURITIES (Cost $7,321,353)		8,414,762

U.S. Treasury Obligations - 1.1%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $8,794,906)	4.24 to 4.36	8,904,000	8,684,239

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.36	9,444,963	9,446,852
Fidelity Securities Lending Cash Central Fund (s)(t)	4.35	59,496,288	59,502,238
TOTAL MONEY MARKET FUNDS (Cost $68,949,090)			68,949,090

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $839,668,865)	833,530,663
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(55,272,648)
NET ASSETS - 100.0%	778,258,015

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,628,182 or 1.8% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $556,888,888 or 71.6% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,361,355 and $1,331,152, respectively.

(l)	Non-income producing
(m)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $434,851 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(n)	Security or a portion of the security is on loan at period end.
(o)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $794,744 or 0.1% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	762,924

Fidelity Private Credit Company LLC	4/23/22 - 12/31/24	13,238,658

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,022,143	258,599,075	290,174,738	1,141,005	372	-	9,446,852	9,444,963	0.0%
Fidelity Securities Lending Cash Central Fund	1,715,225	187,272,926	129,485,913	97,349	-	-	59,502,238	59,496,288	0.3%
Total	42,737,368	445,872,001	419,660,651	1,238,354	372	-	68,949,090	68,941,251

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	10,518,936	2,851,884	-	1,941,045	-	(495,888)	12,874,932	1,330,055
	10,518,936	2,851,884	-	1,941,045	-	(495,888)	12,874,932	1,330,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	12,874,932	-	12,874,932	-

Asset-Backed Securities	3,458,378	-	3,458,378	-

Bank Loan Obligations
Communication Services	2,588,347	-	2,588,347	-
Consumer Discretionary	16,943,148	-	16,943,148	-
Energy	1,371,084	-	1,371,084	-
Financials	1,335,033	-	1,335,033	-
Health Care	1,620,082	-	1,620,082	-
Industrials	3,352,022	-	2,812,882	539,140
Information Technology	10,565,769	-	8,506,331	2,059,438
Materials	8,049,336	-	7,849,780	199,556
Utilities	398,631	-	398,631	-

Commercial Mortgage Securities	3,112,161	-	3,112,161	-

Common Stocks
Communication Services	2,375,376	2,375,376	-	-
Consumer Discretionary	786,078	786,078	-	-
Consumer Staples	243,536	243,536	-	-
Energy	7,802,716	671,884	-	7,130,832
Health Care	1,592,641	783,290	-	809,351
Industrials	267,176	267,176	-	-
Information Technology	2,587,439	1,463,334	-	1,124,105
Real Estate	672,540	672,540	-	-

Convertible Corporate Bonds
Communication Services	3,390,494	-	3,390,494	-
Consumer Discretionary	1,807,715	-	1,807,715	-
Financials	21,301	-	21,301	-
Information Technology	942,352	-	942,352	-
Real Estate	2,957,675	-	2,957,675	-
Utilities	634,433	-	634,433	-

Fixed-Income Funds	783,626	783,626	-	-

Non-Convertible Corporate Bonds
Communication Services	85,679,009	-	85,679,009	-
Consumer Discretionary	92,590,264	-	92,590,264	-
Consumer Staples	26,938,040	-	26,938,040	-
Energy	81,096,419	-	81,096,418	1
Financials	67,479,000	-	67,479,000	-
Health Care	53,580,632	-	53,580,632	-
Industrials	90,161,411	-	90,161,411	-
Information Technology	42,850,717	-	41,508,029	1,342,688
Materials	71,352,131	-	71,352,131	-
Real Estate	20,000,894	-	20,000,894	-
Utilities	23,220,034	-	23,220,034	-

Preferred Securities
Financials	8,414,762	-	8,414,762	-

U.S. Treasury Obligations	8,684,239	-	8,684,239	-

Money Market Funds	68,949,090	68,949,090	-	-
Total Investments in Securities:	833,530,663	76,995,930	743,329,622	13,205,111
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$11,995,556
Net Realized Gain (Loss) on Investment Securities	(804,309)
Net Unrealized Gain (Loss) on Investment Securities	1,713,720
Cost of Purchases	3,495,792
Proceeds of Sales	(3,208,323)
Amortization/Accretion	12,675
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$13,205,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$132,862

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $57,385,385) - See accompanying schedule:
Unaffiliated issuers (cost $757,481,117)	$751,706,641
Fidelity Central Funds (cost $68,949,090)	68,949,090
Other affiliated issuers (cost $13,238,658)	12,874,932

Total Investment in Securities (cost $839,668,865)		$833,530,663
Receivable for investments sold		1,981,706
Receivable for fund shares sold		84,480
Interest receivable		11,775,482
Distributions receivable from Fidelity Central Funds		54,678
Prepaid expenses		689
Total assets		847,427,698
Liabilities
Payable to custodian bank	$178,291
Payable for investments purchased	7,780,630
Payable for fund shares redeemed	1,129,953
Accrued management fee	416,155
Distribution and service plan fees payable	36,916
Other payables and accrued expenses	125,500
Collateral on securities loaned	59,502,238
Total liabilities		69,169,683
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$778,258,015
Net Assets consist of:
Paid in capital		$949,710,033
Total accumulated earnings (loss)		(171,452,018)
Net Assets		$778,258,015

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($229,559,844 ÷ 48,678,731 shares)		$4.72
Service Class :
Net Asset Value, offering price and redemption price per share ($43,831,073 ÷ 9,366,606 shares)		$4.68
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($156,357,093 ÷ 34,990,179 shares)		$4.47
Investor Class :
Net Asset Value, offering price and redemption price per share ($348,510,005 ÷ 74,536,477 shares)		$4.68
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$872,335
Affiliated issuers		1,751,621
Interest		52,066,761
Income from Fidelity Central Funds (including $97,349 from security lending)		1,238,354
Total income		55,929,071
Expenses
Management fee	$4,895,110
Transfer agent fees	104,739
Distribution and service plan fees	393,410
Accounting fees	47,384
Custodian fees and expenses	10,719
Independent trustees' fees and expenses	3,368
Audit fees	92,217
Legal	38,703
Miscellaneous	61,387
Total expenses before reductions	5,647,037
Expense reductions	(109,162)
Total expenses after reductions		5,537,875
Net Investment income (loss)		50,391,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,109,015)
Fidelity Central Funds	372
Foreign currency transactions	771
Capital gain distributions from underlying funds:
Affiliated issuers	189,424
Total net realized gain (loss)		(15,918,448)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,594,585
Affiliated issuers	(495,888)
Total change in net unrealized appreciation (depreciation)		31,098,697
Net gain (loss)		15,180,249
Net increase (decrease) in net assets resulting from operations		$65,571,445
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,391,196	$45,309,946
Net realized gain (loss)	(15,918,448)	(50,484,485)
Change in net unrealized appreciation (depreciation)	31,098,697	76,944,152
Net increase (decrease) in net assets resulting from operations	65,571,445	71,769,613
Distributions to shareholders	(46,744,062)	(42,281,263)

Share transactions - net increase (decrease)	(10,705,545)	(2,892,847)
Total increase (decrease) in net assets	8,121,838	26,595,503

Net Assets
Beginning of period	770,136,177	743,540,674
End of period	$778,258,015	$770,136,177

Financial Highlights
VIP High Income Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.60	$4.41	$5.25	$5.31	$5.43
Income from Investment Operations
Net investment income (loss) A,B	.313	.281	.251	.245	.266
Net realized and unrealized gain (loss)	.102	.175	(.842)	(.016)	(.121)
Total from investment operations	.415	.456	(.591)	.229	.145
Distributions from net investment income	(.295)	(.266)	(.249)	(.289)	(.265)
Total distributions	(.295)	(.266)	(.249)	(.289)	(.265)
Net asset value, end of period	$4.72	$4.60	$4.41	$5.25	$5.31
Total Return C,D	8.97%	10.48%	(11.37)%	4.41%	2.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.68%	.72%	.67%	.67%
Expenses net of fee waivers, if any	.65%	.67%	.71%	.66%	.67%
Expenses net of all reductions	.64%	.67%	.71%	.66%	.67%
Net investment income (loss)	6.55%	6.15%	5.22%	4.57%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$229,560	$239,269	$235,522	$312,771	$313,973
Portfolio turnover rate G	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.56	$4.37	$5.21	$5.26	$5.38
Income from Investment Operations
Net investment income (loss) A,B	.305	.274	.244	.238	.259
Net realized and unrealized gain (loss)	.095	.179	(.840)	(.007)	(.120)
Total from investment operations	.400	.453	(.596)	.231	.139
Distributions from net investment income	(.280)	(.263)	(.244)	(.281)	(.259)
Total distributions	(.280)	(.263)	(.244)	(.281)	(.259)
Net asset value, end of period	$4.68	$4.56	$4.37	$5.21	$5.26
Total Return C,D	8.72%	10.50%	(11.56)%	4.50%	2.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.78%	.81%	.77%	.77%
Expenses net of fee waivers, if any	.74%	.77%	.81%	.76%	.77%
Expenses net of all reductions	.74%	.77%	.81%	.76%	.77%
Net investment income (loss)	6.46%	6.05%	5.12%	4.47%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$43,831	$64,790	$43,707	$53,927	$53,326
Portfolio turnover rate G	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.38	$4.21	$5.03	$5.09	$5.22
Income from Investment Operations
Net investment income (loss) A,B	.286	.257	.228	.222	.244
Net realized and unrealized gain (loss)	.094	.168	(.809)	(.009)	(.121)
Total from investment operations	.380	.425	(.581)	.213	.123
Distributions from net investment income	(.290)	(.255)	(.239)	(.273)	(.253)
Total distributions	(.290)	(.255)	(.239)	(.273)	(.253)
Net asset value, end of period	$4.47	$4.38	$4.21	$5.03	$5.09
Total Return C,D	8.62%	10.24%	(11.67)%	4.29%	2.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.93%	.96%	.92%	.92%
Expenses net of fee waivers, if any	.90%	.92%	.96%	.91%	.92%
Expenses net of all reductions	.90%	.92%	.96%	.91%	.92%
Net investment income (loss)	6.30%	5.90%	4.97%	4.32%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$156,357	$128,067	$127,406	$166,773	$170,257
Portfolio turnover rate G	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$4.56	$4.38	$5.22	$5.27	$5.39
Income from Investment Operations
Net investment income (loss) A,B	.309	.278	.248	.242	.263
Net realized and unrealized gain (loss)	.106	.167	(.840)	(.004)	(.119)
Total from investment operations	.415	.445	(.592)	.238	.144
Distributions from net investment income	(.295)	(.265)	(.248)	(.288)	(.264)
Total distributions	(.295)	(.265)	(.248)	(.288)	(.264)
Net asset value, end of period	$4.68	$4.56	$4.38	$5.22	$5.27
Total Return C,D	9.05%	10.30%	(11.46)%	4.63%	2.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.71%	.75%	.70%	.71%
Expenses net of fee waivers, if any	.69%	.70%	.75%	.70%	.71%
Expenses net of all reductions	.68%	.70%	.75%	.70%	.71%
Net investment income (loss)	6.51%	6.12%	5.19%	4.53%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$348,510	$338,010	$336,906	$441,896	$431,557
Portfolio turnover rate G	42%	48%	32%	66%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

 1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities, U.S. government and government agency obligations and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$2,798,134	Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	11.8%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$99.75	Increase
Common Stocks	$9,064,288	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.5	Increase
		Discounted cash flow	Discount rate	10.7%	Decrease
		Black scholes	Discount rate	4.4%	Increase
			Term	4.5	Increase
			Volatility	58.0%	Increase
Non-Convertible Corporate Bonds	$1,342,689	Discounted cash flow	Yield	15.9%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,656,114
Gross unrealized depreciation	(29,052,745)
Net unrealized appreciation (depreciation)	$603,369
Tax Cost	$832,927,294

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,340,907
Capital loss carryforward	$(173,396,293)
Net unrealized appreciation (depreciation) on securities and other investments	$603,369

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(51,797,224)
Long-term	(121,599,069)
Total capital loss carryforward	$(173,396,293)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$46,744,062	$ 42,281,263

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
VIP High Income Portfolio	Fidelity Private Credit Company LLC	1,340,010

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	312,706,778	294,772,849
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$61,870
Service Class 2	331,540
$393,410

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	26,698.0680
Service Class	7,203.0680
Service Class 2	14,389.0680
Investor Class	56,449.1020
	104,739

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP High Income Portfolio	.0375

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP High Income Portfolio	335

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP High Income Portfolio	359,508	591,757	91,966
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP High Income Portfolio	1,218
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP High Income Portfolio	10,188	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $79,027.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12,160.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,975.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$13,658,357	$13,114,360
Service Class	2,500,065	3,543,798
Service Class 2	9,839,737	7,099,148
Investor Class	20,745,903	18,523,957
Total	$46,744,062	$42,281,263
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP High Income Portfolio
Initial Class
Shares sold	4,541,977	4,085,545	$21,979,321	$18,635,821
Reinvestment of distributions	2,870,141	2,913,457	13,658,357	13,114,360
Shares redeemed	(10,755,831)	(8,388,864)	(52,214,040)	(38,240,085)
Net increase (decrease)	(3,343,713)	(1,389,862)	$(16,576,362)	$(6,489,904)
Service Class
Shares sold	940,380	14,002,336	$4,560,148	$63,721,950
Reinvestment of distributions	529,870	794,336	2,500,065	3,543,798
Shares redeemed	(6,321,936)	(10,574,975)	(30,874,434)	(47,263,576)
Net increase (decrease)	(4,851,686)	4,221,697	$(23,814,221)	$20,002,172
Service Class 2
Shares sold	14,991,891	9,151,684	$69,337,250	$40,144,654
Reinvestment of distributions	2,181,760	1,658,293	9,839,737	7,099,148
Shares redeemed	(11,432,312)	(11,824,363)	(51,665,017)	(51,160,252)
Net increase (decrease)	5,741,339	(1,014,386)	$27,511,970	$(3,916,450)
Investor Class
Shares sold	5,777,065	12,415,738	$27,767,030	$56,409,510
Reinvestment of distributions	4,396,178	4,151,973	20,745,500	18,523,957
Shares redeemed	(9,692,502)	(19,458,901)	(46,339,462)	(87,422,132)
Net increase (decrease)	480,741	(2,891,190)	$2,173,068	$(12,488,665)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP High Income Portfolio	50	1	11
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP High Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $46,620,334 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540029.127
VIPHI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Equity-Income Portfolio℠
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
CANADA - 2.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B (a)	1,003,900	21,999,270
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	314,100	20,472,384
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	439,400	24,368,825
Metro Inc/CN	297,000	18,626,422
		42,995,247
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd	1,176,700	36,329,574
Cenovus Energy Inc	169,800	2,573,962
Imperial Oil Ltd	655,535	40,400,602
		79,304,138
TOTAL CANADA		164,771,039
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	304,800	63,352,680
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	778,000	13,232,735
GERMANY - 0.3%
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	102,129	19,914,619
IRELAND - 1.0%
Information Technology - 1.0%
IT Services - 1.0%
Accenture PLC Class A	180,700	63,568,453
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	181,300	11,579,723
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	997,700	24,433,732
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	982,746	34,926,351
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	509,991	100,718,123
UNITED KINGDOM - 1.7%
Consumer Staples - 0.4%
Personal Care Products - 0.4%
Unilever PLC	408,300	23,199,859
Health Care - 1.0%
Pharmaceuticals - 1.0%
Astrazeneca PLC	453,136	59,079,732
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (b)	3,213,300	22,786,774
TOTAL UNITED KINGDOM		105,066,365
UNITED STATES - 85.9%
Communication Services - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc	2,030,770	46,240,633
Verizon Communications Inc	1,233,860	49,342,061
		95,582,694
Entertainment - 1.1%
Walt Disney Co/The	617,800	68,792,030
Interactive Media & Services - 0.6%
Alphabet Inc Class A	220,160	41,676,288
Media - 1.3%
Comcast Corp Class A	1,656,333	62,162,178
Interpublic Group of Cos Inc/The	542,873	15,211,301
		77,373,479
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc	319,418	70,505,135
TOTAL COMMUNICATION SERVICES		353,929,626

Consumer Discretionary - 5.9%
Diversified Consumer Services - 0.4%
H&R Block Inc	479,300	25,326,212
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	283,980	82,322,962
Starbucks Corp	114,900	10,484,625
		92,807,587
Specialty Retail - 3.5%
Burlington Stores Inc (b)	137,578	39,217,985
Dick's Sporting Goods Inc	158,000	36,156,720
Lowe's Cos Inc	249,100	61,477,880
TJX Cos Inc/The	607,374	73,376,853
		210,229,438
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co (a)	47,100	3,953,103
Tapestry Inc	431,400	28,183,362
		32,136,465
TOTAL CONSUMER DISCRETIONARY		360,499,702

Consumer Staples - 8.6%
Beverages - 1.8%
Coca-Cola Co/The	926,446	57,680,528
Keurig Dr Pepper Inc	1,686,600	54,173,592
		111,854,120
Consumer Staples Distribution & Retail - 3.8%
Albertsons Cos Inc	400,800	7,871,712
BJ's Wholesale Club Holdings Inc (b)	396,005	35,383,047
Costco Wholesale Corp	7,700	7,055,279
Target Corp	297,708	40,244,167
Walmart Inc	1,576,535	142,439,937
		232,994,142
Food Products - 0.8%
JM Smucker Co	177,100	19,502,252
Mondelez International Inc	467,171	27,904,124
		47,406,376
Household Products - 1.8%
Procter & Gamble Co/The	644,744	108,091,332
Personal Care Products - 0.4%
Kenvue Inc	1,092,091	23,316,143
TOTAL CONSUMER STAPLES		523,662,113

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Enterprise Products Partners LP	1,251,744	39,254,692
Exxon Mobil Corp	1,632,266	175,582,854
Hess Corp	274,400	36,497,944
Phillips 66	171,900	19,584,567
Shell PLC	1,263,467	39,383,533
Valero Energy Corp	128,134	15,707,946
		326,011,536
Financials - 20.5%
Banks - 11.8%
Bank of America Corp	2,689,709	118,212,711
Huntington Bancshares Inc/OH	3,092,670	50,317,741
JPMorgan Chase & Co	941,575	225,704,943
M&T Bank Corp	341,667	64,236,813
PNC Financial Services Group Inc/The	527,400	101,709,090
US Bancorp	1,049,100	50,178,453
Wells Fargo & Co	1,604,101	112,672,054
		723,031,805
Capital Markets - 0.9%
Blackrock Inc	51,600	52,895,676
Consumer Finance - 0.8%
Capital One Financial Corp	270,316	48,202,749
Financial Services - 1.4%
Apollo Global Management Inc	260,800	43,073,728
Visa Inc Class A	135,642	42,868,298
		85,942,026
Insurance - 5.6%
American Financial Group Inc/OH	256,200	35,081,465
Chubb Ltd	362,682	100,209,037
Hartford Financial Services Group Inc/The	727,200	79,555,680
Marsh & McLennan Cos Inc	283,400	60,196,994
The Travelers Companies, Inc.	279,540	67,338,391
		342,381,567
TOTAL FINANCIALS		1,252,453,823

Health Care - 12.5%
Biotechnology - 3.2%
AbbVie Inc	639,600	113,656,920
Gilead Sciences Inc	841,900	77,766,303
		191,423,223
Health Care Providers & Services - 2.7%
Cigna Group/The	115,009	31,758,585
UnitedHealth Group Inc	269,512	136,335,341
		168,093,926
Life Sciences Tools & Services - 1.7%
Danaher Corp	463,668	106,434,989
Pharmaceuticals - 4.9%
Eli Lilly & Co	55,058	42,504,776
GSK PLC	1,093,700	18,447,742
Johnson & Johnson	611,958	88,501,366
Merck & Co Inc	617,000	61,379,160
Roche Holding AG	104,221	29,140,895
Royalty Pharma PLC Class A	548,700	13,997,337
Sanofi SA	425,507	41,363,875
		295,335,151
TOTAL HEALTH CARE		761,287,289

Industrials - 10.6%
Aerospace & Defense - 3.5%
GE Aerospace	613,020	102,245,606
General Dynamics Corp	159,900	42,132,051
Huntington Ingalls Industries Inc	136,900	25,869,993
Northrop Grumman Corp	93,301	43,785,226
		214,032,876
Building Products - 0.7%
Johnson Controls International plc	543,200	42,874,776
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	311,300	13,877,424
Veralto Corp	177,622	18,090,801
		31,968,225
Electrical Equipment - 2.0%
AMETEK Inc	269,852	48,643,522
GE Vernova Inc	180,555	59,389,956
Regal Rexnord Corp	92,500	14,349,525
		122,383,003
Ground Transportation - 0.7%
Norfolk Southern Corp	179,600	42,152,120
Machinery - 2.2%
Crane Co	323,800	49,136,650
Hillenbrand Inc	272,500	8,387,550
ITT Inc	517,452	73,933,542
		131,457,742
Professional Services - 0.3%
KBR Inc	376,400	21,804,851
Trading Companies & Distributors - 0.7%
Watsco Inc	85,958	40,734,637
TOTAL INDUSTRIALS		647,408,230

Information Technology - 4.9%
Communications Equipment - 1.1%
Cisco Systems Inc	1,181,354	69,936,157
Electronic Equipment, Instruments & Components - 0.4%
Crane NXT Co	405,100	23,584,922
IT Services - 0.6%
Amdocs Ltd	451,833	38,469,062
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices Inc	175,700	37,329,222
Broadcom Inc	38,000	8,809,920
		46,139,142
Software - 1.5%
Gen Digital Inc	586,700	16,063,846
Microsoft Corp	168,950	71,212,425
		87,276,271
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	127,929	32,035,980
TOTAL INFORMATION TECHNOLOGY		297,441,534

Materials - 4.2%
Chemicals - 2.2%
Linde PLC	313,889	131,415,908
Containers & Packaging - 1.3%
Ball Corp	627,000	34,566,510
Crown Holdings Inc	549,759	45,459,572
		80,026,082
Metals & Mining - 0.7%
Freeport-McMoRan Inc	1,157,700	44,085,215
TOTAL MATERIALS		255,527,205

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	169,173	31,028,020
Lamar Advertising Co Class A	495,208	60,286,622
Public Storage Operating Co	113,096	33,865,466
		125,180,108
Utilities - 5.6%
Electric Utilities - 3.8%
Constellation Energy Corp	231,849	51,866,940
Exelon Corp	489,349	18,419,096
FirstEnergy Corp	395,300	15,725,034
NextEra Energy Inc	992,516	71,153,472
PG&E Corp	1,201,800	24,252,324
Southern Co/The	613,600	50,511,552
		231,928,418
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	206,800	14,622,828
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	259,701	35,804,977
Multi-Utilities - 1.0%
Ameren Corp	228,158	20,338,004
CenterPoint Energy Inc	623,368	19,779,467
WEC Energy Group Inc	229,025	21,537,511
		61,654,982
TOTAL UTILITIES		344,011,205

TOTAL UNITED STATES		5,247,412,371
TOTAL COMMON STOCKS (Cost $3,535,914,634)		5,848,976,191

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	258,197,414	258,249,053
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	14,019,377	14,020,779
TOTAL MONEY MARKET FUNDS (Cost $272,269,832)			272,269,832

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,808,184,466)	6,121,246,023
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,850,654)
NET ASSETS - 100.0%	6,113,395,369

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	77,915,607	857,095,761	676,762,886	7,328,101	571	-	258,249,053	258,197,414	0.5%
Fidelity Securities Lending Cash Central Fund	33,640,130	418,423,939	438,043,290	56,204	-	-	14,020,779	14,019,377	0.1%
Total	111,555,737	1,275,519,700	1,114,806,176	7,384,305	571	-	272,269,832	272,216,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	375,928,896	375,928,896	-	-
Consumer Discretionary	380,972,086	380,972,086	-	-
Consumer Staples	589,857,219	566,657,360	23,199,859	-
Energy	418,548,409	379,164,876	39,383,533	-
Financials	1,252,453,823	1,252,453,823	-	-
Health Care	820,367,021	672,334,777	148,032,244	-
Industrials	726,123,078	658,987,953	67,135,125	-
Information Technology	560,007,141	525,080,790	34,926,351	-
Materials	255,527,205	255,527,205	-	-
Real Estate	125,180,108	125,180,108	-	-
Utilities	344,011,205	344,011,205	-	-

Money Market Funds	272,269,832	272,269,832	-	-
Total Investments in Securities:	6,121,246,023	5,808,568,911	312,677,112	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $13,488,731) - See accompanying schedule:
Unaffiliated issuers (cost $3,535,914,634)	$5,848,976,191
Fidelity Central Funds (cost $272,269,832)	272,269,832

Total Investment in Securities (cost $3,808,184,466)		$6,121,246,023
Cash		527
Foreign currency held at value (cost $18,083)		18,083
Receivable for fund shares sold		1,539,093
Dividends receivable		8,550,595
Distributions receivable from Fidelity Central Funds		804,549
Prepaid expenses		5,422
Other receivables		17,874
Total assets		6,132,182,166
Liabilities
Payable for fund shares redeemed	$1,639,685
Accrued management fee	2,448,314
Distribution and service plan fees payable	366,991
Other payables and accrued expenses	311,028
Collateral on securities loaned	14,020,779
Total liabilities		18,786,797
Net Assets		$6,113,395,369
Net Assets consist of:
Paid in capital		$3,753,435,168
Total accumulated earnings (loss)		2,359,960,201
Net Assets		$6,113,395,369

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,486,238,413 ÷ 131,128,373 shares)		$26.59
Service Class :
Net Asset Value, offering price and redemption price per share ($297,122,141 ÷ 11,272,117 shares)		$26.36
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,602,461,796 ÷ 62,833,859 shares)		$25.50
Investor Class :
Net Asset Value, offering price and redemption price per share ($727,573,019 ÷ 27,616,520 shares)		$26.35
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$131,994,443
Interest		1,574
Income from Fidelity Central Funds (including $56,204 from security lending)		7,384,305
Total income		139,380,322
Expenses
Management fee	$28,431,281
Transfer agent fees	690,699
Distribution and service plan fees	4,334,848
Accounting fees	166,640
Custodian fees and expenses	76,425
Independent trustees' fees and expenses	26,342
Audit fees	100,377
Legal	7,515
Miscellaneous	327,654
Total expenses before reductions	34,161,781
Expense reductions	(273,895)
Total expenses after reductions		33,887,886
Net Investment income (loss)		105,492,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	374,120,277
Fidelity Central Funds	571
Foreign currency transactions	(43,097)
Total net realized gain (loss)		374,077,751
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	379,593,784
Assets and liabilities in foreign currencies	(184,077)
Total change in net unrealized appreciation (depreciation)		379,409,707
Net gain (loss)		753,487,458
Net increase (decrease) in net assets resulting from operations		$858,979,894
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$105,492,436	$105,861,512
Net realized gain (loss)	374,077,751	203,907,951
Change in net unrealized appreciation (depreciation)	379,409,707	255,882,254
Net increase (decrease) in net assets resulting from operations	858,979,894	565,651,717
Distributions to shareholders	(459,560,916)	(266,340,236)

Share transactions - net increase (decrease)	(89,569,222)	(124,343,471)
Total increase (decrease) in net assets	309,849,756	174,968,010

Net Assets
Beginning of period	5,803,545,613	5,628,577,603
End of period	$6,113,395,369	$5,803,545,613

Financial Highlights
VIP Equity-Income Portfolio℠ Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.85	$23.56	$26.15	$23.90	$23.77
Income from Investment Operations
Net investment income (loss) A,B	.49	.48	.48	.43	.39
Net realized and unrealized gain (loss)	3.37	2.01	(1.76)	5.29	1.12
Total from investment operations	3.86	2.49	(1.28)	5.72	1.51
Distributions from net investment income	(.50)	(.48)	(.47) C	(.51)	(.39)
Distributions from net realized gain	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(2.12)	(1.20)	(1.31)	(3.47) D	(1.38)
Net asset value, end of period	$26.59	$24.85	$23.56	$26.15	$23.90
Total Return E,F	15.35%	10.65%	(4.96)%	24.89%	6.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.47%	.50%	.51%	.51%	.53%
Expenses net of all reductions	.47%	.50%	.51%	.51%	.52%
Net investment income (loss)	1.80%	1.97%	1.94%	1.63%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,486,238	$3,351,006	$3,235,040	$3,766,480	$3,185,391
Portfolio turnover rate I	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.38	$25.97	$23.74	$23.63
Income from Investment Operations
Net investment income (loss) A,B	.46	.45	.45	.40	.37
Net realized and unrealized gain (loss)	3.34	1.99	(1.75)	5.26	1.10
Total from investment operations	3.80	2.44	(1.30)	5.66	1.47
Distributions from net investment income	(.47)	(.45)	(.45) C	(.48)	(.37)
Distributions from net realized gain	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(2.09)	(1.17)	(1.29)	(3.43)	(1.36)
Net asset value, end of period	$26.36	$24.65	$23.38	$25.97	$23.74
Total Return D,E	15.24%	10.53%	(5.09)%	24.83%	6.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58%	.61%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.57%	.60%	.61%	.61%	.63%
Expenses net of all reductions	.57%	.60%	.61%	.61%	.62%
Net investment income (loss)	1.70%	1.87%	1.84%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$297,122	$287,149	$286,805	$326,787	$284,767
Portfolio turnover rate H	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.91	$22.71	$25.27	$23.18	$23.10
Income from Investment Operations
Net investment income (loss) A,B	.41	.40	.40	.35	.33
Net realized and unrealized gain (loss)	3.24	1.94	(1.71)	5.13	1.09
Total from investment operations	3.65	2.34	(1.31)	5.48	1.42
Distributions from net investment income	(.43)	(.42)	(.41) C	(.44)	(.34)
Distributions from net realized gain	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(2.06) D	(1.14)	(1.25)	(3.39)	(1.34) D
Net asset value, end of period	$25.50	$23.91	$22.71	$25.27	$23.18
Total Return E,F	15.06%	10.38%	(5.25)%	24.60%	6.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73%	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.72%	.75%	.76%	.76%	.77%
Net investment income (loss)	1.55%	1.72%	1.69%	1.38%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$1,602,462	$1,529,540	$1,509,527	$1,659,719	$1,563,662
Portfolio turnover rate I	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.65	$23.38	$25.96	$23.74	$23.63
Income from Investment Operations
Net investment income (loss) A,B	.47	.45	.45	.41	.38
Net realized and unrealized gain (loss)	3.34	2.00	(1.74)	5.26	1.10
Total from investment operations	3.81	2.45	(1.29)	5.67	1.48
Distributions from net investment income	(.49)	(.46)	(.45) C	(.49)	(.38)
Distributions from net realized gain	(1.62)	(.72)	(.84) C	(2.95)	(.99)
Total distributions	(2.11)	(1.18)	(1.29)	(3.45) D	(1.37)
Net asset value, end of period	$26.35	$24.65	$23.38	$25.96	$23.74
Total Return E,F	15.26%	10.56%	(5.02)%	24.83%	6.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56%	.59%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.55%	.58%	.58%	.58%	.60%
Expenses net of all reductions	.55%	.58%	.58%	.58%	.60%
Net investment income (loss)	1.73%	1.90%	1.86%	1.55%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$727,573	$635,851	$597,206	$627,711	$464,283
Portfolio turnover rate I	21%	21%	20%	27%	57%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$17,874

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,405,375,288
Gross unrealized depreciation	(79,446,495)
Net unrealized appreciation (depreciation)	$2,325,928,793
Tax Cost	$3,795,317,230

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$46,713,327
Net unrealized appreciation (depreciation) on securities and other investments	$2,313,246,873

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$116,174,582	$ 103,858,806
Long-term Capital Gains	343,386,334	162,481,430
Total	$459,560,916	$ 266,340,236

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	1,286,621,782	1,913,119,340
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.46
Service Class	.46
Service Class 2.46
Investor Class	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$299,803
Service Class 2	4,035,045
$4,334,848

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	352,846.063
Service Class	30,042.063
Service Class 2	160,886.063
Investor Class	146,925.139
	690,699

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Equity-Income Portfolio	.0172

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Equity-Income Portfolio	16,776

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	127,822,823	182,303,350	43,700,588
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Equity-Income Portfolio	9,468
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Equity-Income Portfolio	5,999	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $16,216.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $257,679.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$261,935,164	$154,813,451
Service Class	22,301,600	13,133,958
Service Class 2	121,175,422	69,549,024
Investor Class	54,148,730	28,843,803
Total	$459,560,916	$266,340,236
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Equity-Income Portfolio
Initial Class
Shares sold	5,073,394	7,950,840	$138,217,269	$190,891,414
Reinvestment of distributions	9,588,960	6,337,022	261,935,164	154,813,451
Shares redeemed	(18,395,453)	(16,750,463)	(501,230,489)	(404,310,702)
Net increase (decrease)	(3,733,099)	(2,462,601)	$(101,078,056)	$(58,605,837)
Service Class
Shares sold	428,713	363,643	$11,894,736	$8,727,743
Reinvestment of distributions	823,612	541,830	22,301,600	13,133,958
Shares redeemed	(1,628,094)	(1,523,885)	(43,946,545)	(36,506,597)
Net increase (decrease)	(375,769)	(618,412)	$(9,750,209)	$(14,644,896)
Service Class 2
Shares sold	4,180,360	4,999,477	$108,816,565	$116,004,256
Reinvestment of distributions	4,624,079	2,957,016	121,175,422	69,549,024
Shares redeemed	(9,932,452)	(10,450,857)	(260,514,955)	(243,127,879)
Net increase (decrease)	(1,128,013)	(2,494,364)	$(30,522,968)	$(57,574,599)
Investor Class
Shares sold	2,367,380	2,241,218	$65,679,455	$53,669,572
Reinvestment of distributions	1,999,165	1,189,926	54,148,730	28,843,803
Shares redeemed	(2,550,044)	(3,179,037)	(68,046,174)	(76,031,514)
Net increase (decrease)	1,816,501	252,107	$51,782,011	$6,481,861
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	18%	2	28%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Equity-Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Equity-Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $359,287,272, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $5,178,720 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 84%; Service Class designates 88%; Service Class 2 designates 95%; and Investor Class designates 86% of the dividends distributed in December 2024 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540027.127
VIPEI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Stock Selector Portfolio
(formerly VIP Stock Selector All Cap Portfolio)

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Stock Selector Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	85,500	5,171,040
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	56,000	11,149,061
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	54,124	3,043,934
CANADA - 1.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (b)	110,500	7,202,160
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	63,800	3,538,305
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Africa Oil Corp	1,688,700	2,314,334
Athabasca Oil Corp (c)	1,310,900	4,860,758
Imperial Oil Ltd	182,300	11,235,144
MEG Energy Corp	553,900	9,093,909
South Bow Corp	84,200	1,986,896
		29,491,041
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	6,405	8,911,614
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (c)	70,023	2,744,902
Information Technology - 0.0%
IT Services - 0.0%
Shopify Inc Class A (United States) (c)	10,141	1,078,292
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,600	0
Materials - 0.0%
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	31,400	1,272,642
TOTAL CANADA		54,238,956
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	13,493	2,804,520
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	188,400	2,235,976
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	48,500	6,676,995
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	36,100	1,009,356
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	49,278	8,048,463
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	16,000	1,823,200
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	662,100	2,635,384
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar ADR	32,700	2,088,222
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Ireland Group PLC	627,800	5,726,600
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	20,800	12,792,000
Merus NV (c)	85,000	3,574,250

TOTAL NETHERLANDS		16,366,250
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	401,400	6,653,076
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	108,400	10,196,104
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States)	162,572	4,929,183
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	187,897	37,107,779
UNITED KINGDOM - 0.5%
Consumer Staples - 0.3%
Beverages - 0.2%
Diageo PLC	183,436	5,829,199
Food Products - 0.1%
Nomad Foods Ltd	181,982	3,053,658
Tobacco - 0.0%
British American Tobacco PLC ADR	54,300	1,972,176
Financials - 0.2%
Capital Markets - 0.1%
London Stock Exchange Group PLC	33,000	4,658,114
Insurance - 0.1%
Beazley PLC	457,250	4,673,901
TOTAL FINANCIALS		9,332,015

TOTAL UNITED KINGDOM		20,187,048
UNITED STATES - 90.4%
Communication Services - 9.0%
Diversified Telecommunication Services - 0.0%
AT&T Inc	242,800	5,528,555
Entertainment - 1.7%
Liberty Media Corp-Liberty Formula One Class C (c)	16,800	1,556,688
Live Nation Entertainment Inc (c)	44,500	5,762,750
Netflix Inc (c)	40,000	35,652,800
ROBLOX Corp Class A (c)	34,100	1,973,026
Take-Two Interactive Software Inc (c)	22,400	4,123,392
TKO Group Holdings Inc Class A (c)	12,723	1,808,066
Walt Disney Co/The	171,900	19,141,065
Warner Bros Discovery Inc (c)	324,800	3,433,136
		73,450,923
Interactive Media & Services - 7.1%
Alphabet Inc Class A	1,037,674	196,431,688
Meta Platforms Inc Class A	192,100	112,476,471
Reddit Inc Class A	12,300	2,010,312
Snap Inc Class A (c)	123,800	1,333,326
		312,251,797
Media - 0.2%
Fox Corp Class A	50,300	2,443,574
Liberty Broadband Corp Class A (c)	15,933	1,184,778
Magnite Inc (c)	108,328	1,724,582
Trade Desk Inc (The) Class A (c)	14,000	1,645,420
		6,998,354
TOTAL COMMUNICATION SERVICES		398,229,629

Consumer Discretionary - 10.2%
Automobiles - 1.7%
Tesla Inc (c)	187,763	75,826,210
Broadline Retail - 4.4%
Amazon.com Inc (c)	864,436	189,648,615
Etsy Inc (c)	32,300	1,708,347
		191,356,962
Distributors - 0.1%
LKQ Corp	105,700	3,884,475
Diversified Consumer Services - 0.1%
Service Corp International/US	60,733	4,847,708
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (c)	62,500	8,213,125
Booking Holdings Inc	1,612	8,009,093
Caesars Entertainment Inc (b)(c)	67,300	2,249,166
Churchill Downs Inc	47,002	6,276,647
Domino's Pizza Inc	19,154	8,040,083
DraftKings Inc Class A (c)	120,000	4,464,000
Dutch Bros Inc Class A (c)	35,900	1,880,442
Hilton Worldwide Holdings Inc	24,182	5,976,823
Marriott International Inc/MD Class A1	53,295	14,866,107
Red Rock Resorts Inc Class A	51,736	2,392,273
Starbucks Corp	54,600	4,982,250
Yum! Brands Inc	61,300	8,224,008
		75,574,017
Household Durables - 0.0%
PulteGroup Inc	837	91,149
Leisure Products - 0.0%
Brunswick Corp/DE	20,462	1,323,482
Specialty Retail - 1.6%
Foot Locker Inc (c)	72,400	1,575,424
Home Depot Inc/The	36,824	14,324,168
Lowe's Cos Inc	146,189	36,079,445
Ross Stores Inc	64,900	9,817,423
TJX Cos Inc/The	78,120	9,437,677
		71,234,137
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	145,569	11,015,206
PVH Corp	74,455	7,873,616
Tapestry Inc	110,097	7,192,637
		26,081,459
TOTAL CONSUMER DISCRETIONARY		450,219,599

Consumer Staples - 5.2%
Beverages - 2.1%
Boston Beer Co Inc/The Class A (c)	26,050	7,814,479
Brown-Forman Corp Class B (b)	44,500	1,690,110
Celsius Holdings Inc (c)	30,379	800,183
Coca-Cola Co/The	476,200	29,648,212
Constellation Brands Inc Class A	48,185	10,648,885
Keurig Dr Pepper Inc	717,079	23,032,577
Monster Beverage Corp (c)	145,200	7,631,712
PepsiCo Inc	63,800	9,701,428
		90,967,586
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc	184,610	3,625,740
Costco Wholesale Corp	2,500	2,290,675
Target Corp	82,635	11,170,599
Walmart Inc	242,100	21,873,736
		38,960,750
Food Products - 0.7%
Archer-Daniels-Midland Co	136,264	6,884,057
JM Smucker Co	73,300	8,071,797
Kraft Heinz Co/The	92,600	2,843,746
Lamb Weston Holdings Inc	36,200	2,419,246
Mondelez International Inc	103,900	6,205,947
TreeHouse Foods Inc (c)	115,794	4,067,843
Tyson Foods Inc Class A	22,000	1,263,680
		31,756,316
Household Products - 0.9%
Energizer Holdings Inc	217,401	7,585,121
Procter & Gamble Co/The	192,500	32,272,625
Reynolds Consumer Products Inc	26,560	716,854
		40,574,600
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	157,400	11,801,852
Kenvue Inc	339,400	7,246,190
		19,048,042
Tobacco - 0.2%
Philip Morris International Inc	64,900	7,810,715
TOTAL CONSUMER STAPLES		229,118,009

Energy - 2.2%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	4,715	192,513
Weatherford International PLC	21,900	1,568,697
		1,761,210
Oil, Gas & Consumable Fuels - 2.2%
DT Midstream Inc	20,355	2,023,898
Expand Energy Corp	30,095	2,995,957
Exxon Mobil Corp	580,500	62,444,385
Marathon Petroleum Corp	21,700	3,027,150
Shell PLC ADR	202,600	12,692,890
Targa Resources Corp	21,600	3,855,600
Valero Energy Corp	57,400	7,036,666
		94,076,546
TOTAL ENERGY		95,837,756

Financials - 11.7%
Banks - 4.4%
Bancorp Inc/The (c)	213,100	11,215,453
Bank of America Corp	783,212	34,422,168
Citigroup Inc	333,555	23,478,936
East West Bancorp Inc	19,793	1,895,378
JPMorgan Chase & Co	97,318	23,328,098
KeyCorp	383,810	6,578,503
M&T Bank Corp	62,406	11,732,952
Synovus Financial Corp	41,800	2,141,414
Truist Financial Corp	191,700	8,315,946
US Bancorp	427,743	20,458,948
Wells Fargo & Co	650,547	45,694,422
		189,262,218
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	130,664	10,038,915
Blackrock Inc	6,400	6,560,704
Cboe Global Markets Inc	38,475	7,518,015
Charles Schwab Corp/The	117,900	8,725,779
Coinbase Global Inc Class A (c)	8,300	2,060,890
Intercontinental Exchange Inc	85,700	12,770,157
LPL Financial Holdings Inc	35,563	11,611,675
MarketAxess Holdings Inc	52,217	11,803,131
Morgan Stanley	179,899	22,616,902
Northern Trust Corp	75,737	7,763,043
State Street Corp	122,205	11,994,421
Tradeweb Markets Inc Class A	33,600	4,398,912
Virtu Financial Inc Class A	259,069	9,243,582
		127,106,126
Consumer Finance - 0.3%
Discover Financial Services	61,404	10,637,015
OneMain Holdings Inc	76,399	3,982,680
		14,619,695
Financial Services - 2.3%
Affirm Holdings Inc Class A (c)	32,700	1,991,430
Apollo Global Management Inc	72,735	12,012,913
AvidXchange Holdings Inc (c)	14,495	149,878
Berkshire Hathaway Inc Class A (c)	10	6,809,200
Block Inc Class A (c)	89,869	7,637,966
Fiserv Inc (c)	81,412	16,723,653
Mastercard Inc Class A	42,900	22,589,853
PayPal Holdings Inc (c)	47,400	4,045,590
UWM Holdings Corp Class A	24,854	145,893
Visa Inc Class A	98,181	31,029,123
		103,135,499
Insurance - 1.8%
Arthur J Gallagher & Co	39,664	11,258,626
Chubb Ltd	71,868	19,857,129
Hartford Financial Services Group Inc/The	93,381	10,215,881
Marsh & McLennan Cos Inc	86,151	18,299,335
Reinsurance Group of America Inc	19,269	4,116,436
The Travelers Companies, Inc.	45,133	10,872,088
Unum Group	69,480	5,074,124
Willis Towers Watson PLC	3,900	1,221,636
		80,915,255
TOTAL FINANCIALS		515,038,793

Health Care - 8.6%
Biotechnology - 1.4%
AbbVie Inc	17,800	3,163,060
Alnylam Pharmaceuticals Inc (c)	26,404	6,213,125
Cargo Therapeutics Inc (c)	90,000	1,297,800
Crinetics Pharmaceuticals Inc (c)	31,285	1,599,602
Cytokinetics Inc (c)	42,000	1,975,680
Exact Sciences Corp (c)	133,200	7,484,508
Gilead Sciences Inc	75,000	6,927,750
Janux Therapeutics Inc (c)	60,000	3,212,400
Keros Therapeutics Inc (c)	41,500	656,945
Legend Biotech Corp ADR (c)	190,000	6,182,600
MoonLake Immunotherapeutics Class A (c)	50,500	2,734,575
Nurix Therapeutics Inc (c)	120,000	2,260,800
Nuvalent Inc Class A (c)	40,000	3,131,200
Oruka Therapeutics Inc	65,000	1,260,350
Regeneron Pharmaceuticals Inc (c)	12,000	8,547,961
Spyre Therapeutics Inc (c)	2,200	51,216
Vaxcyte Inc (c)	55,177	4,516,789
		61,216,361
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp (c)	513,919	45,903,245
Glaukos Corp (c)	37,358	5,601,459
Inspire Medical Systems Inc (c)	26,043	4,827,851
Insulet Corp (c)	54,766	14,297,760
Intuitive Surgical Inc (c)	12,000	6,263,520
Masimo Corp (c)	94,000	15,538,200
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	1,141	14,011
Penumbra Inc (c)	91,800	21,800,664
Stryker Corp	44,800	16,130,240
		130,376,950
Health Care Providers & Services - 2.1%
Cigna Group/The	27,400	7,566,236
CVS Health Corp	118,000	5,297,020
LifeStance Health Group Inc (c)	372,938	2,748,553
McKesson Corp	17,000	9,688,470
Molina Healthcare Inc (c)	13,498	3,928,593
Privia Health Group Inc (c)	300,000	5,865,000
Surgery Partners Inc (c)	231,234	4,895,224
UnitedHealth Group Inc	101,400	51,294,204
		91,283,300
Health Care Technology - 0.1%
Phreesia Inc (c)	90,000	2,264,400
Veeva Systems Inc Class A (c)	27,000	5,676,750
		7,941,150
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (c)	200,000	2,872,000
Bruker Corp	64,320	3,770,438
Danaher Corp	100,000	22,955,000
Thermo Fisher Scientific Inc	26,000	13,525,980
West Pharmaceutical Services Inc	16,000	5,240,960
		48,364,378
Pharmaceuticals - 0.9%
Eli Lilly & Co	36,500	28,178,000
Merck & Co Inc	96,000	9,550,080
Royalty Pharma PLC Class A	83,000	2,117,330
		39,845,410
TOTAL HEALTH CARE		379,027,549

Industrials - 8.0%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (c)	4,996	2,969,223
Boeing Co (c)	108,390	19,185,030
GE Aerospace	163,900	27,336,881
General Dynamics Corp	8,676	2,286,039
HEICO Corp Class A	18,339	3,412,521
Howmet Aerospace Inc	123,400	13,496,258
Lockheed Martin Corp	22,661	11,011,886
Northrop Grumman Corp	1,500	703,935
RTX Corp	40,821	4,723,806
Standardaero Inc	2,856	70,715
TransDigm Group Inc	11,000	13,940,080
		99,136,374
Building Products - 0.7%
AZEK Co Inc/The Class A (c)	153,944	7,307,722
Carlisle Cos Inc	5,001	1,844,569
Fortune Brands Innovations Inc	23,100	1,578,422
Trane Technologies PLC	60,013	22,165,802
		32,896,515
Construction & Engineering - 0.2%
EMCOR Group Inc	1,658	752,566
Quanta Services Inc	26,600	8,406,931
WillScot Holdings Corp (c)	49,714	1,662,933
		10,822,430
Electrical Equipment - 1.1%
AMETEK Inc	119,100	21,468,966
Eaton Corp PLC	45,000	14,934,150
GE Vernova Inc	42,275	13,905,516
		50,308,632
Ground Transportation - 0.8%
CSX Corp	304,800	9,835,896
Old Dominion Freight Line Inc	73,828	13,023,259
Uber Technologies Inc (c)	64,300	3,878,576
Union Pacific Corp	46,600	10,626,664
		37,364,395
Machinery - 2.6%
Caterpillar Inc	42,800	15,526,128
Chart Industries Inc (c)	9,744	1,859,545
Deere & Co	26,297	11,142,039
Dover Corp	98,641	18,505,052
Fortive Corp	105,700	7,927,500
Ingersoll Rand Inc	215,833	19,524,253
Parker-Hannifin Corp	42,200	26,840,466
Westinghouse Air Brake Technologies Corp	56,597	10,730,225
		112,055,208
Passenger Airlines - 0.0%
Delta Air Lines Inc	15,565	941,683
Professional Services - 0.0%
Dun & Bradstreet Holdings Inc	19,011	236,876
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd	6,327	911,341
Watsco Inc	17,200	8,150,908
		9,062,249
TOTAL INDUSTRIALS		352,824,362

Information Technology - 29.7%
Communications Equipment - 0.5%
Arista Networks Inc	51,547	5,697,490
Cisco Systems Inc	289,579	17,143,077
		22,840,567
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	48,895	3,395,758
IT Services - 0.9%
Cognizant Technology Solutions Corp Class A	39,052	3,003,098
EPAM Systems Inc (c)	40,707	9,518,111
Gartner Inc (c)	6,301	3,052,645
MongoDB Inc Class A (c)	57,000	13,270,170
Okta Inc Class A (c)	55,937	4,407,836
Snowflake Inc Class A (c)	22,853	3,528,732
Twilio Inc Class A (c)	39,060	4,221,605
		41,002,197
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices Inc (c)	127,614	15,414,495
Analog Devices Inc	164,900	35,034,654
Astera Labs Inc (c)	19,667	2,604,894
Broadcom Inc	97,700	22,650,768
Entegris Inc	28,594	2,832,522
Lam Research Corp	31,230	2,255,743
Lattice Semiconductor Corp (c)	18,476	1,046,665
Marvell Technology Inc	246,800	27,259,060
Microchip Technology Inc	19,612	1,124,748
Micron Technology Inc	314,676	26,483,132
NVIDIA Corp	2,171,261	291,578,640
ON Semiconductor Corp (c)	116,164	7,324,140
		435,609,461
Software - 11.5%
Adobe Inc (c)	65,249	29,014,925
AppLovin Corp Class A (c)	10,600	3,432,598
Atlassian Corp Class A (c)	22,477	5,470,452
Autodesk Inc (c)	39,527	11,682,995
BILL Holdings Inc (c)	13,152	1,114,106
BlackLine Inc (c)	145,179	8,821,076
Cadence Design Systems Inc (c)	21,557	6,477,016
Datadog Inc Class A (c)	51,510	7,360,264
Elastic NV (c)	102,841	10,189,486
Five9 Inc (c)	375,055	15,242,235
Gen Digital Inc	8,397	229,910
HubSpot Inc (c)	25,645	17,868,667
Microsoft Corp	740,157	311,976,177
OpenAI Global LLC rights (c)(d)(e)	403,380	403,380
Oracle Corp	4,966	827,534
Palantir Technologies Inc Class A (c)	20,383	1,541,566
Palo Alto Networks Inc (c)	18,409	3,349,702
Salesforce Inc	83,666	27,972,054
Servicenow Inc (c)	2,592	2,747,831
Tenable Holdings Inc (c)	261,500	10,297,870
Unity Software Inc (c)	77,313	1,737,223
Workday Inc Class A (c)	41,064	10,595,744
Workiva Inc Class A (c)	120,095	13,150,403
		501,503,214
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	1,189,530	297,882,103
TOTAL INFORMATION TECHNOLOGY		1,302,233,300

Materials - 1.8%
Chemicals - 1.3%
Air Products and Chemicals Inc	22,700	6,583,908
Axalta Coating Systems Ltd (c)	71,600	2,450,152
Balchem Corp	16,525	2,693,492
Cabot Corp	15,386	1,404,896
Chemours Co/The	83,700	1,414,530
Corteva Inc	75,100	4,277,696
Dow Inc	70,800	2,841,204
Ecolab Inc	33,600	7,873,152
Element Solutions Inc	95,413	2,426,353
Linde PLC	42,800	17,919,076
Sherwin-Williams Co/The	7,300	2,481,489
Tronox Holdings PLC	153,361	1,544,345
		53,910,293
Construction Materials - 0.1%
CRH PLC	2,967	274,506
Martin Marietta Materials Inc	7,400	3,822,100
		4,096,606
Containers & Packaging - 0.2%
AptarGroup Inc	24,463	3,843,137
Avery Dennison Corp	6,660	1,246,286
International Paper Co	76,700	4,127,994
		9,217,417
Metals & Mining - 0.2%
ATI Inc (c)	35,200	1,937,408
Freeport-McMoRan Inc	68,500	2,608,480
Hecla Mining Co	46,093	226,317
Nucor Corp	25,100	2,929,421
Steel Dynamics Inc	23,142	2,639,808
		10,341,434
TOTAL MATERIALS		77,565,750

Real Estate - 2.0%
Health Care REITs - 0.2%
Omega Healthcare Investors Inc	9,387	355,298
Ventas Inc	159,500	9,392,955
		9,748,253
Hotel & Resort REITs - 0.0%
Ryman Hospitality Properties Inc	9,557	997,176
Industrial REITs - 0.2%
Prologis Inc	85,585	9,046,335
Terreno Realty Corp	20,138	1,190,961
		10,237,296
Office REITs - 0.0%
Douglas Emmett Inc	69,300	1,286,208
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (c)	35,000	8,859,900
Zillow Group Inc Class C (c)	34,400	2,547,320
		11,407,220
Residential REITs - 0.2%
Invitation Homes Inc	62,243	1,989,909
Mid-America Apartment Communities Inc	46,200	7,141,134
Sun Communities Inc	14,000	1,721,580
		10,852,623
Retail REITs - 0.3%
Curbline Properties Corp	22,880	531,274
Federal Realty Investment Trust	36,774	4,116,849
Macerich Co/The	257,400	5,127,408
NNN REIT Inc	84,800	3,464,080
		13,239,611
Specialized REITs - 0.8%
American Tower Corp	46,500	8,528,565
Equinix Inc	13,750	12,964,738
Public Storage Operating Co	27,500	8,234,600
		29,727,903
TOTAL REAL ESTATE		87,496,290

Utilities - 2.0%
Electric Utilities - 1.3%
Constellation Energy Corp	28,978	6,482,668
Duke Energy Corp	19,500	2,100,930
Edison International	61,809	4,934,831
Entergy Corp	73,200	5,550,024
Evergy Inc	31,400	1,932,670
Eversource Energy	35,600	2,044,508
Exelon Corp	75,000	2,823,000
FirstEnergy Corp	69,400	2,760,732
NextEra Energy Inc	146,365	10,492,907
NRG Energy Inc	9,207	830,656
PG&E Corp	458,357	9,249,644
Pinnacle West Capital Corp	27,400	2,322,698
Southern Co/The	22,798	1,876,731
Xcel Energy Inc	66,400	4,483,328
		57,885,327
Gas Utilities - 0.0%
UGI Corp	2,566	72,438
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	190,700	2,454,309
Vistra Corp	37,400	5,156,338
		7,610,647
Multi-Utilities - 0.5%
Ameren Corp	41,100	3,663,654
CenterPoint Energy Inc	135,100	4,286,723
NiSource Inc	96,645	3,552,670
Public Service Enterprise Group Inc	49,500	4,182,255
Sempra	89,008	7,807,782
		23,493,084
TOTAL UTILITIES		89,061,496

TOTAL UNITED STATES		3,976,652,533
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	196,574	2,534,012
TOTAL COMMON STOCKS (Cost $3,199,946,889)		4,181,277,692

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (d)(e)	894,646	787,288
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC (d)(e)	5,369	416,795
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	75,279	508,886
Health Care - 0.1%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (d)(e)	100,705	656,597
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (d)(e)	22,820	753,745
TOTAL HEALTH CARE		1,410,342

TOTAL UNITED STATES		2,336,023
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,239,652)		3,123,311

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $944,135)	944,135	915,412

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/30/2025	4.47	70,000	69,770
US Treasury Bills 0% 2/13/2025	4.45	20,000	19,901
US Treasury Bills 0% 2/27/2025 (g)	4.45	260,000	258,293
US Treasury Bills 0% 2/6/2025	4.47	40,000	39,836
US Treasury Bills 0% 3/20/2025 (g)	4.28	110,000	109,017
TOTAL U.S. TREASURY OBLIGATIONS (Cost $496,649)			496,817

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	52,422,329	52,432,813
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	8,552,263	8,553,119
TOTAL MONEY MARKET FUNDS (Cost $60,985,931)			60,985,932

TOTAL INVESTMENT IN SECURITIES - 96.5% (Cost $3,265,613,256)	4,246,799,164
NET OTHER ASSETS (LIABILITIES) - 3.5%	153,737,829
NET ASSETS - 100.0%	4,400,536,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	522	Mar 2025	154,923,075	(184,541)	(184,541)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,456,114 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $241,144.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Endeavor BioMedicines Inc Series C	4/22/24	657,060

InSightec Ltd Series G	6/17/24	794,267

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	944,135

Medical Microinstruments Inc/Italy Series C	2/16/24	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

OpenAI Global LLC rights	9/30/24	403,380

Saluda Medical Inc Series E	4/06/23	607,788

Waymo LLC	10/18/24	419,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,008,494	945,672,142	949,249,509	2,825,037	1,686	-	52,432,813	52,422,329	0.1%
Fidelity Securities Lending Cash Central Fund	13,497,128	146,627,168	151,571,177	16,732	-	-	8,553,119	8,552,263	0.0%
Total	69,505,622	1,092,299,310	1,100,820,686	2,841,769	1,686	-	60,985,932	60,974,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	398,229,629	398,229,629	-	-
Consumer Discretionary	463,602,155	463,602,155	-	-
Consumer Staples	243,511,347	237,682,148	5,829,199	-
Energy	131,981,873	125,328,797	6,653,076	-
Financials	558,857,915	551,564,417	7,293,498	-
Health Care	417,787,957	417,773,946	-	14,011
Industrials	352,824,362	352,824,362	-	-
Information Technology	1,351,272,354	1,342,820,511	8,048,463	403,380
Materials	86,652,314	86,652,314	-	-
Real Estate	87,496,290	87,496,290	-	-
Utilities	89,061,496	89,061,496	-	-

Convertible Preferred Stocks
Consumer Discretionary	416,795	-	-	416,795
Financials	508,886	-	-	508,886
Health Care	2,197,630	-	-	2,197,630

Preferred Securities
Health Care	915,412	-	-	915,412

U.S. Treasury Obligations	496,817	-	496,817	-

Money Market Funds	60,985,932	60,985,932	-	-
Total Investments in Securities:	4,246,799,164	4,214,021,997	28,321,053	4,456,114
Derivative Instruments: Liabilities
Futures Contracts	(184,541)	(184,541)	-	-
Total Liabilities	(184,541)	(184,541)	-	-
Total Derivative Instruments:	(184,541)	(184,541)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(184,541)
Total Equity Risk	0	(184,541)
Total Value of Derivatives	0	(184,541)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $8,225,164) - See accompanying schedule:
Unaffiliated issuers (cost $3,204,627,325)	$4,185,813,232
Fidelity Central Funds (cost $60,985,931)	60,985,932

Total Investment in Securities (cost $3,265,613,256)		$4,246,799,164
Cash		133,611
Foreign currency held at value (cost $92)		92
Receivable for investments sold		531,153,070
Dividends receivable		2,530,601
Interest receivable		23,705
Distributions receivable from Fidelity Central Funds		183,027
Prepaid expenses		4,190
Total assets		4,780,827,460
Liabilities
Payable for investments purchased	$118,661,439
Payable for fund shares redeemed	250,672,922
Accrued management fee	2,241,884
Distribution and service plan fees payable	37
Payable for daily variation margin on futures contracts	57,246
Other payables and accrued expenses	103,820
Collateral on securities loaned	8,553,119
Total liabilities		380,290,467
Net Assets		$4,400,536,993
Net Assets consist of:
Paid in capital		$3,726,963,794
Total accumulated earnings (loss)		673,573,199
Net Assets		$4,400,536,993

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($121,949 ÷ 10,000 shares)		$12.19
Service Class :
Net Asset Value, offering price and redemption price per share ($121,922 ÷ 10,000 shares)		$12.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($121,893 ÷ 10,000 shares)		$12.19
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,400,171,229 ÷ 360,655,055 shares)		$12.20
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$58,482,528
Interest		58,108
Income from Fidelity Central Funds (including $16,732 from security lending)		2,841,769
Total income		61,382,405
Expenses
Management fee
Basic fee	$28,801,123
Performance adjustment	(3,105,969)
Transfer agent fees	1,034,876
Distribution and service plan fees	399
Accounting fees	163,055
Custodian fees and expenses	176,457
Independent trustees' fees and expenses	20,093
Audit fees	50,932
Legal	6,258
Miscellaneous	24,907
Total expenses before reductions	27,172,131
Expense reductions	(197,366)
Total expenses after reductions		26,974,765
Net Investment income (loss)		34,407,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	273,933,215
Fidelity Central Funds	1,686
Foreign currency transactions	(9,061)
Futures contracts	3,387,047
Total net realized gain (loss)		277,312,887
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	529,266,321
Unfunded commitments	34,048
Assets and liabilities in foreign currencies	(20,581)
Futures contracts	(315,574)
Total change in net unrealized appreciation (depreciation)		528,964,214
Net gain (loss)		806,277,101
Net increase (decrease) in net assets resulting from operations		$840,684,741
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,407,640	$27,234,401
Net realized gain (loss)	277,312,887	(196,695,075)
Change in net unrealized appreciation (depreciation)	528,964,214	1,153,026,390
Net increase (decrease) in net assets resulting from operations	840,684,741	983,565,716
Distributions to shareholders	(31,472,063)	(26,932,705)

Share transactions - net increase (decrease)	(807,946,151)	(519,431,981)
Total increase (decrease) in net assets	1,266,527	437,201,030

Net Assets
Beginning of period	4,399,270,466	3,962,069,436
End of period	$4,400,536,993	$4,399,270,466

Financial Highlights
VIP Stock Selector Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.07	.05	.01
Net realized and unrealized gain (loss)	1.94	2.14	(2.02)	.16
Total from investment operations	2.03	2.21	(1.97)	.17
Distributions from net investment income	(.10)	(.07)	(.07)	(.01)
Total distributions	(.10)	(.07)	(.07)	(.01)
Net asset value, end of period	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	19.70%	27.23%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.51%	.60%	.61%	.61% I,J
Expenses net of fee waivers, if any	.50%	.59%	.61%	.61% I,J
Expenses net of all reductions	.50%	.59%	.61%	.61% I,J
Net investment income (loss)	.81%	.74%	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$103	$81	$102
Portfolio turnover rate K	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.06	.05	.01
Net realized and unrealized gain (loss)	1.94	2.14	(2.03)	.16
Total from investment operations	2.02	2.20	(1.98)	.17
Distributions from net investment income	(.09)	(.06)	(.06)	(.01)
Total distributions	(.09)	(.06)	(.06)	(.01)
Net asset value, end of period	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	19.60%	27.12%	(19.51)%	1.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61%	.70%	.71%	.71% I,J
Expenses net of fee waivers, if any	.61%	.69%	.71%	.71% I,J
Expenses net of all reductions	.61%	.69%	.71%	.71% I,J
Net investment income (loss)	.71%	.64%	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$103	$81	$102
Portfolio turnover rate K	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.05	.03	.01
Net realized and unrealized gain (loss)	1.94	2.14	(2.02)	.16
Total from investment operations	2.00	2.19	(1.99)	.17
Distributions from net investment income	(.07)	(.05)	(.05)	(.01)
Total distributions	(.07)	(.05)	(.05)	(.01)
Net asset value, end of period	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	19.44%	26.95%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76%	.85%	.86%	.86% I,J
Expenses net of fee waivers, if any	.76%	.84%	.86%	.86% I,J
Expenses net of all reductions	.76%	.84%	.86%	.86% I,J
Net investment income (loss)	.56%	.49%	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$122	$103	$81	$102
Portfolio turnover rate K	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.06	.05	.01
Net realized and unrealized gain (loss)	1.94	2.14	(2.03)	.16
Total from investment operations	2.02	2.20	(1.98)	.17
Distributions from net investment income	(.08)	(.06)	(.06)	(.01)
Total distributions	(.08)	(.06)	(.06)	(.01)
Net asset value, end of period	$12.20	$10.26	$8.12	$10.16
Total Return D,E,F	19.68%	27.15%	(19.51)%	1.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58%	.67%	.68%	.68% I,J
Expenses net of fee waivers, if any	.58%	.67%	.68%	.68% I,J
Expenses net of all reductions	.58%	.67%	.68%	.68% I,J
Net investment income (loss)	.74%	.67%	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,400,171	$4,398,963	$3,961,826	$6,092,940
Portfolio turnover rate K	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Stock Selector Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

During November 2024 the Board approved to change the name of the Fund from VIP Stock Selector All Cap Portfolio to VIP Stock Selector Portfolio effective January 1, 2025.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain corporate actions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,066,955,589
Gross unrealized depreciation	(113,539,815)
Net unrealized appreciation (depreciation)	$953,415,774
Tax Cost	$3,293,383,390

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(283,688,122)
Net unrealized appreciation (depreciation) on securities and other investments	$953,408,085

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(283,688,122)
Long-term	(-)
Total capital loss carryforward	$(283,688,122)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$31,472,063	$26,932,705

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector Portfolio	2,326,317,595	3,280,105,360
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.56
Service Class	.56
Service Class 2.56
Investor Class	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
VIP Stock Selector Portfolio	MSCI U.S. Investable Market 2500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Investor Class. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.07) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$114
Service Class 2	285
$399

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	11.0630
Service Class	11.0630
Service Class 2	11.0630
Investor Class	1,034,843.1390
	1,034,876

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Stock Selector Portfolio	.0219

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Stock Selector Portfolio	43,993

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector Portfolio	196,959,728	311,860,442	19,635,643
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Stock Selector Portfolio	7,189
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Stock Selector Portfolio	1,774	1,194	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197,366.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Stock Selector Portfolio
Distributions to shareholders
Initial Class	$960	$700
Service Class	850	610
Service Class 2	680	470
Investor Class	31,469,573	26,930,925
Total	$31,472,063	$26,932,705
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Stock Selector Portfolio
Investor Class
Shares sold	41,475,346	18,170,367	$466,332,912	$165,243,730
Reinvestment of distributions	2,458,560	2,677,030	31,469,573	26,930,925
Shares redeemed	(112,019,817)	(79,876,495)	(1,305,748,636)	(711,606,636)
Net increase (decrease)	(68,085,911)	(59,029,098)	$(807,946,151)	$(519,431,981)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP Funds Manager 50% Portfolio	VIP Funds Manager 60% Portfolio	VIP Funds Manager 70% Portfolio
VIP Stock Selector Portfolio	22%	47%	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector Portfolio	100%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Stock Selector Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Stock Selector Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 21, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period October 21, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.07	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.27	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.47	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.50	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fee
VIP Stock Selector All Cap Portfolio
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) with Fidelity Management & Research Company LLC (FMR) to change the fund's performance adjustment index, subject to shareholder approval. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.
The Board noted that that the fund's new performance adjustment index, the S&P 500 Index, would more closely align with the fund's investment mandate. The Board also noted that, with the exception of the change to the performance adjustment index, the Amended Contract would be identical to the management contract the Board renewed at its May 2024 meeting.
Nature, Extent, and Quality of Services Provided. The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to selected groups of competitive funds and classes (mapped groups) at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its May 2024 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.
In its review of the Amended Contract, the Board considered that the proposed modification to the Amended Contract would result in no change in the method used to calculate the fund's management fee - including the performance adjustment component. The Board also considered that the fund's management fee rate and the total expense ratio of a representative class (the Initial Class) would each continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board considered that the Amended Contract would not change the services provided to the fund or the party responsible for making payments under the current management contract.
Based on its review, the Board concluded that the management fees and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability.  At its May 2024 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive. Because the only change to the Amended Contract was the change in performance adjustment index, the Board did not consider the costs of the services provided by Fidelity or the revenues received or profits realized by Fidelity to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. Given that, with the exception of the change to the performance adjustment index, the Amended Contract would be identical to the management contract, the Board renewed at its May 2024 meeting, the Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the Amended Contract should be approved.

1.9904320.103
VSACI-ANN-0325
Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Growth Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	395,700	10,881,750
Pharmaceuticals - 0.5%
UCB SA	295,600	58,851,113
TOTAL BELGIUM		69,732,863
BRAZIL - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	52,782	89,752,624
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	471,300	14,549,031
CHINA - 2.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd	1,015,000	54,173,419
Consumer Discretionary - 2.0%
Automobiles - 0.6%
BYD Co Ltd H Shares	1,846,000	62,788,238
Broadline Retail - 0.2%
PDD Holdings Inc Class A ADR (b)	272,000	26,381,280
Hotels, Restaurants & Leisure - 1.2%
Meituan B Shares (b)(c)(d)	1,871,600	36,390,213
Trip.com Group Ltd ADR (b)	1,310,400	89,972,064
		126,362,277
TOTAL CONSUMER DISCRETIONARY		215,531,795

TOTAL CHINA		269,705,214
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	152,700	10,312,637
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	344,300	39,232,985
ISRAEL - 0.7%
Health Care - 0.7%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	2,212,268	23
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	441,000	4
		27
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	3,496,400	77,060,656
TOTAL ISRAEL		77,060,683
JAPAN - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	702,000	30,944,962
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
BE Semiconductor Industries NV	490,000	67,151,048
TAIWAN - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
eMemory Technology Inc	128,000	13,072,431
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,791,404	551,274,376

TOTAL TAIWAN		564,346,807
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	183,853	5,423,664
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	606,700	27,556,314
TOTAL UNITED KINGDOM		32,979,978
UNITED STATES - 86.8%
Communication Services - 8.4%
Entertainment - 1.1%
Live Nation Entertainment Inc (b)	392,400	50,815,800
ROBLOX Corp Class A (b)	1,283,500	74,263,310
		125,079,110
Interactive Media & Services - 7.3%
Alphabet Inc Class A	3,113,876	589,456,727
Epic Games Inc (b)(e)(f)	5,869	3,982,175
Meta Platforms Inc Class A	352,000	206,099,520
		799,538,422
Consumer Discretionary - 8.8%
Broadline Retail - 5.3%
Amazon.com Inc (b)	2,600,980	570,629,002
Savers Value Village Inc (b)(g)	1,132,500	11,608,125
		582,237,127
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	51,300	16,632,999
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	956,400	125,680,524
Kura Sushi USA Inc Class A (b)	211,154	19,126,329
Starbucks Corp	430,200	39,255,750
		184,062,603
Household Durables - 0.3%
Blu Homes Inc (b)(e)(f)	14,533,890	4,506
TopBuild Corp (b)	96,300	29,982,042
		29,986,548
Specialty Retail - 1.4%
Floor & Decor Holdings Inc Class A (b)	234,900	23,419,530
Lowe's Cos Inc	536,700	132,457,560
		155,877,090
TOTAL CONSUMER DISCRETIONARY		968,796,367

Consumer Staples - 1.7%
Beverages - 0.6%
Monster Beverage Corp (b)	1,205,191	63,344,839
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	1,571,500	117,831,070
TOTAL CONSUMER STAPLES		181,175,909

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	489,526	105,184,452
Range Resources Corp	1,424,900	51,267,902
		156,452,354
Financials - 7.7%
Banks - 0.4%
Huntington Bancshares Inc/OH	1,267,200	20,617,344
M&T Bank Corp	104,400	19,628,244
		40,245,588
Capital Markets - 1.1%
Intercontinental Exchange Inc	628,200	93,608,082
Morgan Stanley	209,800	26,376,056
		119,984,138
Consumer Finance - 0.8%
Capital One Financial Corp	496,100	88,464,552
Financial Services - 4.4%
Mastercard Inc Class A	382,950	201,649,982
Rocket Cos Inc Class A (b)(g)	1,550,154	17,454,734
Shift4 Payments Inc Class A (b)	128,380	13,323,276
Toast Inc Class A (b)	2,035,100	74,179,395
Visa Inc Class A	567,100	179,226,284
		485,833,671
Insurance - 1.0%
Arthur J Gallagher & Co	328,396	93,215,205
Baldwin Insurance Group Inc/The Class A (b)	326,606	12,659,248
		105,874,453
TOTAL FINANCIALS		840,402,402

Health Care - 14.1%
Biotechnology - 3.5%
Adamas Pharmaceuticals Inc rights (b)(e)	1,781,700	35,634
Adamas Pharmaceuticals Inc rights (b)(e)	1,781,700	35,634
Alnylam Pharmaceuticals Inc (b)	375,624	88,388,084
Arcellx Inc (b)	51,857	3,976,913
Arrowhead Pharmaceuticals Inc (b)	230,300	4,329,640
Beam Therapeutics Inc (b)	63,170	1,566,616
Biogen Inc (b)	138,900	21,240,588
Blueprint Medicines Corp (b)	36,400	3,174,808
Cytokinetics Inc (b)	207,931	9,781,074
Exact Sciences Corp (b)	1,871,800	105,176,443
Gilead Sciences Inc	816,600	75,429,342
Hookipa Pharma Inc (b)	101,448	203,910
Insmed Inc (b)(g)	707,116	48,819,289
Janux Therapeutics Inc (b)	33,900	1,815,006
Krystal Biotech Inc (b)	36,000	5,639,760
Moderna Inc (b)	93,000	3,866,940
Seres Therapeutics Inc (b)	405,600	337,054
Synlogic Inc (b)	76,833	105,261
Vor BioPharma Inc (b)	618,395	686,418
XOMA Royalty Corp (b)	255,512	6,714,855
		381,323,269
Health Care Equipment & Supplies - 4.6%
Align Technology Inc (b)	275,700	57,486,207
Boston Scientific Corp (b)	3,290,600	293,916,393
Ceribell Inc	105,200	2,722,576
Glaukos Corp (b)	226,000	33,886,440
Hologic Inc (b)	1,139,500	82,146,555
Penumbra Inc (b)	118,101	28,046,625
Pulmonx Corp (b)	211,900	1,438,801
RxSight Inc (b)	58,000	1,994,040
		501,637,637
Health Care Providers & Services - 2.0%
HealthEquity Inc (b)	1,047,496	100,507,241
Humana Inc	233,000	59,114,430
UnitedHealth Group Inc	113,900	57,617,454
		217,239,125
Life Sciences Tools & Services - 1.4%
10X Genomics Inc Class A (b)	258,244	3,708,383
Bio-Techne Corp	245,600	17,690,568
Bruker Corp	1,010,685	59,246,355
Codexis Inc (b)	1,141,000	5,442,570
Danaher Corp	303,150	69,588,083
MaxCyte Inc (United States) (b)	976,700	4,063,072
		159,739,031
Pharmaceuticals - 2.6%
Aclaris Therapeutics Inc (b)	134,507	333,577
Eli Lilly & Co	317,387	245,022,764
Royalty Pharma PLC Class A	1,226,012	31,275,566
Zevra Therapeutics Inc (b)	642,100	5,355,114
		281,987,021
TOTAL HEALTH CARE		1,541,926,083

Industrials - 8.2%
Aerospace & Defense - 1.1%
GE Aerospace	750,400	125,159,216
Loar Holdings Inc	9,800	724,318
		125,883,534
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,100	4,825,653
Electrical Equipment - 1.0%
GE Vernova Inc	318,925	104,904,000
Ground Transportation - 1.4%
Uber Technologies Inc (b)	2,553,778	154,043,889
Machinery - 1.7%
Deere & Co	178,500	75,630,450
Ingersoll Rand Inc	574,015	51,925,397
Westinghouse Air Brake Technologies Corp	277,197	52,553,779
		180,109,626
Professional Services - 2.4%
Equifax Inc	658,512	167,821,784
KBR Inc	984,555	57,035,271
UL Solutions Inc Class A	625,800	31,214,904
		256,071,959
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	408,045	71,005,583
TOTAL INDUSTRIALS		896,844,244

Information Technology - 34.4%
Communications Equipment - 0.3%
Ciena Corp (b)	363,994	30,870,331
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd (b)	1,880,025	72,174,160
Jabil Inc	322,800	46,450,920
		118,625,080
Semiconductors & Semiconductor Equipment - 13.5%
Astera Labs Inc (b)	18,300	2,423,835
Marvell Technology Inc	296,292	32,725,451
NVIDIA Corp	10,223,240	1,372,878,900
SiTime Corp (b)	313,236	67,198,519
		1,475,226,705
Software - 8.0%
Appfolio Inc Class A (b)	18,306	4,516,456
Asapp Inc warrants 8/28/2028 (b)(e)(f)	2,365,967	3,430,652
DocuSign Inc (b)	368,000	33,097,920
HubSpot Inc (b)	167,000	116,360,590
Manhattan Associates Inc (b)	249,606	67,453,525
Microsoft Corp	1,278,088	538,714,093
Nutanix Inc Class A (b)	255,399	15,625,311
OpenAI Global LLC rights (b)(e)(f)	6,112,033	6,112,033
Servicenow Inc (b)	71,300	75,586,556
Zeta Global Holdings Corp Class A (b)	1,020,100	18,351,599
		879,248,735
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	5,031,332	1,259,946,159
TOTAL INFORMATION TECHNOLOGY		3,763,917,010

Materials - 1.5%
Construction Materials - 0.4%
Eagle Materials Inc	20,700	5,107,932
Martin Marietta Materials Inc	81,300	41,991,450
		47,099,382
Containers & Packaging - 0.7%
International Paper Co	1,233,600	66,392,352
Metals & Mining - 0.4%
Carpenter Technology Corp	268,200	45,516,222
TOTAL MATERIALS		159,007,956

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Zillow Group Inc Class A (b)	175,000	12,398,750
Zillow Group Inc Class C (b)	751,600	55,655,980
		68,054,730
TOTAL UNITED STATES		9,501,194,587
TOTAL COMMON STOCKS (Cost $6,649,182,615)		10,766,963,419

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $1,940,200)	1,940,200	1,901,008

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(f)	1,016	1,300,571
Canva Inc Series A2 (b)(e)(f)	184	235,537

TOTAL AUSTRALIA		1,536,108
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (e)(f)	61,700	780,505
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	198,400	575,360
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc (e)(f)	205,955	5,161,232
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	654,971	1,375,439
Asapp Inc Series D (b)(e)(f)	4,123,720	7,381,459
xAI Corp Series C (e)(f)	356,400	7,716,060
		16,472,958
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(e)(f)	137,249	1,909,134
Illuminated Holdings Inc Series C3 (b)(e)(f)	171,560	2,386,400
Illuminated Holdings Inc Series C4 (b)(e)(f)	48,240	671,018
Illuminated Holdings Inc Series C5 (b)(e)(f)	96,064	1,336,250
		6,302,802
TOTAL UNITED STATES		29,292,857
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,801,728)		30,828,965

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $2,538,700)	2,538,700	2,836,997

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	157,962,757	157,994,350
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	9,879,965	9,880,953
TOTAL MONEY MARKET FUNDS (Cost $167,875,302)			167,875,303

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,871,338,545)	10,970,405,692
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(23,208,451)
NET ASSETS - 100.0%	10,947,197,241

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,390,213 or 0.3% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,390,213 or 0.3% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,096,336 or 0.4% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

Anduril Industries Inc	8/07/24	4,476,761

Asapp Inc Series C	4/30/21	4,320,909

Asapp Inc Series D	8/29/23	15,923,745

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	25,138

Canva Inc Series A	9/22/23	1,083,728

Canva Inc Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games Inc	3/29/21	5,194,065

Illuminated Holdings Inc 15%	6/14/23	1,940,200

Illuminated Holdings Inc 15%	9/27/23	2,538,700

Illuminated Holdings Inc Series C2	7/07/20	3,431,225

Illuminated Holdings Inc Series C3	7/07/20	5,146,800

Illuminated Holdings Inc Series C4	1/08/21	1,736,640

Illuminated Holdings Inc Series C5	6/16/21	4,149,965

OpenAI Global LLC rights	9/30/24	6,112,033

xAI Corp Series C	11/22/24	7,716,060

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,103,919	2,079,176,032	1,964,287,868	3,290,747	2,266	1	157,994,350	157,962,757	0.3%
Fidelity Securities Lending Cash Central Fund	57,888,840	573,516,811	621,524,698	73,472	-	-	9,880,953	9,879,965	0.0%
Total	100,992,759	2,652,692,843	2,585,812,566	3,364,219	2,266	1	167,875,303	167,842,722

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	978,790,951	920,635,357	54,173,419	3,982,175
Consumer Discretionary	1,274,080,786	1,174,897,829	99,178,451	4,506
Consumer Staples	181,175,909	181,175,909	-	-
Energy	171,001,385	171,001,385	-	-
Financials	840,402,402	840,402,402	-	-
Health Care	1,774,633,877	1,743,617,620	30,944,962	71,295
Industrials	924,400,558	924,400,558	-	-
Information Technology	4,395,414,865	4,372,799,749	13,072,431	9,542,685
Materials	159,007,956	159,007,956	-	-
Real Estate	68,054,730	68,054,730	-	-

Convertible Corporate Bonds
Materials	1,901,008	-	-	1,901,008

Convertible Preferred Stocks
Financials	780,505	-	-	780,505
Health Care	575,360	-	-	575,360
Industrials	5,161,232	-	-	5,161,232
Information Technology	18,009,066	-	-	18,009,066
Materials	6,302,802	-	-	6,302,802

Preferred Securities
Materials	2,836,997	-	-	2,836,997

Money Market Funds	167,875,303	167,875,303	-	-
Total Investments in Securities:	10,970,405,692	10,723,868,798	197,369,263	49,167,631
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $9,636,508) - See accompanying schedule:
Unaffiliated issuers (cost $6,703,463,243)	$10,802,530,389
Fidelity Central Funds (cost $167,875,302)	167,875,303

Total Investment in Securities (cost $6,871,338,545)		$10,970,405,692
Cash		45,664
Foreign currency held at value (cost $16,743)		15,876
Receivable for investments sold		2,505,540
Receivable for fund shares sold		6,286,346
Dividends receivable		3,428,610
Interest receivable		271,592
Distributions receivable from Fidelity Central Funds		756,088
Prepaid expenses		9,461
Other receivables		127,744
Total assets		10,983,852,613
Liabilities
Payable for investments purchased	$5,437,278
Payable for fund shares redeemed	15,340,007
Accrued management fee	5,179,409
Distribution and service plan fees payable	628,455
Other payables and accrued expenses	210,011
Collateral on securities loaned	9,860,212
Total liabilities		36,655,372
Net Assets		$10,947,197,241
Net Assets consist of:
Paid in capital		$6,763,190,930
Total accumulated earnings (loss)		4,184,006,311
Net Assets		$10,947,197,241

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,543,150,975 ÷ 57,180,586 shares)		$96.94
Service Class :
Net Asset Value, offering price and redemption price per share ($1,598,803,699 ÷ 16,663,304 shares)		$95.95
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,328,040,750 ÷ 25,103,048 shares)		$92.74
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,477,201,817 ÷ 15,408,262 shares)		$95.87
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$49,759,437
Interest		251,596
Income from Fidelity Central Funds (including $73,472 from security lending)		3,364,219
Total income		53,375,252
Expenses
Management fee	$57,474,229
Transfer agent fees	1,127,007
Distribution and service plan fees	6,912,968
Accounting fees	205,098
Custodian fees and expenses	74,276
Independent trustees' fees and expenses	43,700
Audit fees	96,559
Legal	12,346
Interest	163,146
Miscellaneous	237,001
Total expenses before reductions	66,346,330
Expense reductions	(406,562)
Total expenses after reductions		65,939,768
Net Investment income (loss)		(12,564,516)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $7,558,102)	2,287,847,861
Fidelity Central Funds	2,266
Foreign currency transactions	(207,780)
Total net realized gain (loss)		2,287,642,347
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,562,747)	348,251,016
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(14,805)
Total change in net unrealized appreciation (depreciation)		348,236,212
Net gain (loss)		2,635,878,559
Net increase (decrease) in net assets resulting from operations		$2,623,314,043
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,564,516)	$3,720,059
Net realized gain (loss)	2,287,642,347	459,874,439
Change in net unrealized appreciation (depreciation)	348,236,212	1,915,418,506
Net increase (decrease) in net assets resulting from operations	2,623,314,043	2,379,013,004
Distributions to shareholders	(2,314,983,640)	(376,069,808)

Share transactions - net increase (decrease)	1,839,294,188	142,029,914
Total increase (decrease) in net assets	2,147,624,591	2,144,973,110

Net Assets
Beginning of period	8,799,572,650	6,654,599,540
End of period	$10,947,197,241	$8,799,572,650

Financial Highlights
VIP Growth Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$93.10	$71.51	$102.43	$103.00	$79.09
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.10	.20	.37 C	.01
Net realized and unrealized gain (loss)	28.89	25.61	(24.46)	21.52	32.21
Total from investment operations	28.84	25.71	(24.26)	21.89	32.22
Distributions from net investment income	- D	(.11) E	(.51)	-	(.07)
Distributions from net realized gain	(25.00)	(4.01) E	(6.15)	(22.46)	(8.25)
Total distributions	(25.00)	(4.12)	(6.66)	(22.46)	(8.31) F
Net asset value, end of period	$96.94	$93.10	$71.51	$102.43	$103.00
Total Return G,H	30.39%	36.24%	(24.46)%	23.21%	43.89%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.57%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.56%	.60%	.60%	.60%	.62%
Expenses net of all reductions	.56%	.60%	.60%	.60%	.61%
Net investment income (loss)	(.04)%	.12%	.25%	.36% C	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,543,151	$4,627,696	$3,612,472	$5,103,811	$4,533,075
Portfolio turnover rate K	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$92.36	$70.98	$101.70	$102.42	$78.69
Income from Investment Operations
Net investment income (loss) A,B	(.16)	.02	.12	.27 C	(.07)
Net realized and unrealized gain (loss)	28.66	25.40	(24.28)	21.37	32.03
Total from investment operations	28.50	25.42	(24.16)	21.64	31.96
Distributions from net investment income	-	(.03) D	(.42)	-	(.05)
Distributions from net realized gain	(24.91)	(4.01) D	(6.15)	(22.36)	(8.18)
Total distributions	(24.91)	(4.04)	(6.56) E	(22.36)	(8.23)
Net asset value, end of period	$95.95	$92.36	$70.98	$101.70	$102.42
Total Return F,G	30.27%	36.09%	(24.52)%	23.08%	43.77%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.67%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.66%	.70%	.70%	.70%	.72%
Expenses net of all reductions	.66%	.70%	.70%	.70%	.71%
Net investment income (loss)	(.15)%	.02%	.15%	.26% C	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,598,804	$1,233,245	$878,031	$1,176,735	$1,018,192
Portfolio turnover rate J	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$89.92	$69.27	$99.42	$100.58	$77.43
Income from Investment Operations
Net investment income (loss) A,B	(.31)	(.10)	- C	.11 D	(.19)
Net realized and unrealized gain (loss)	27.90	24.76	(23.72)	20.95	31.46
Total from investment operations	27.59	24.66	(23.72)	21.06	31.27
Distributions from net investment income	-	- E	(.28)	-	(.04)
Distributions from net realized gain	(24.77)	(4.01) E	(6.15)	(22.22)	(8.08)
Total distributions	(24.77)	(4.01)	(6.43)	(22.22)	(8.12)
Net asset value, end of period	$92.74	$89.92	$69.27	$99.42	$100.58
Total Return F,G	30.07%	35.89%	(24.64)%	22.90%	43.55%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.82%	.86%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.81%	.85%	.85%	.85%	.87%
Expenses net of all reductions	.81%	.85%	.85%	.85%	.86%
Net investment income (loss)	(.30)%	(.13)%	-% J	.11% D	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,328,041	$1,850,474	$1,410,220	$1,941,161	$1,587,581
Portfolio turnover rate K	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$92.30	$70.94	$101.65	$102.38	$78.66
Income from Investment Operations
Net investment income (loss) A,B	(.13)	.04	.14	.29 C	(.05)
Net realized and unrealized gain (loss)	28.64	25.39	(24.26)	21.37	32.02
Total from investment operations	28.51	25.43	(24.12)	21.66	31.97
Distributions from net investment income	-	(.05) D	(.44)	-	(.06)
Distributions from net realized gain	(24.94)	(4.01) D	(6.15)	(22.39)	(8.20)
Total distributions	(24.94)	(4.07) E	(6.59)	(22.39)	(8.25) E
Net asset value, end of period	$95.87	$92.30	$70.94	$101.65	$102.38
Total Return F,G	30.30%	36.12%	(24.50)%	23.12%	43.80%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.64%	.68%	.68%	.68%	.70%
Expenses net of fee waivers, if any	.64%	.68%	.68%	.68%	.70%
Expenses net of all reductions	.64%	.68%	.68%	.68%	.69%
Net investment income (loss)	(.12)%	.05%	.17%	.28% C	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,477,202	$1,088,157	$753,877	$1,010,025	$792,875
Portfolio turnover rate J	58%	48%	36%	45%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$28,945

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,297,498,888
Gross unrealized depreciation	(216,137,998)
Net unrealized appreciation (depreciation)	$4,081,360,890
Tax Cost	$6,889,044,802

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1
Undistributed long-term capital gain	$128,105,306
Net unrealized appreciation (depreciation) on securities and other investments	$4,081,348,883

The Fund intends to elect to defer to its next fiscal year $25,447,880 of capital losses recognized during the period November 1, 2024 to December 31, 2024.

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$70,771,188	$ 5,945,947
Long-term Capital Gains	2,244,212,452	370,123,861
Total	$2,314,983,640	$ 376,069,808

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	5,856,385,732	6,456,277,951
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.63

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,480,173
Service Class 2	5,432,795
$6,912,968

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	511,354.0630
Service Class	139,359.0630
Service Class 2	205,376.0630
Investor Class	270,918.1390
	1,127,007

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Growth Portfolio	.0132

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Portfolio	38,474

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Portfolio	Borrower	33,796,294	5.11%	163,146

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	201,642,468	402,884,808	117,374,327
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Growth Portfolio	15,362
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Portfolio	7,668	65	-
8. Expense Reductions.
During the period, custodian credits reduced the Fund's expenses by $755.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $405,807.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$1,165,932,137	$198,939,613
Service Class	334,968,394	51,771,109
Service Class 2	504,573,004	79,428,643
Investor Class	309,510,105	45,930,443
Total	$2,314,983,640	$376,069,808
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Growth Portfolio
Initial Class
Shares sold	2,176,081	3,088,696	$238,099,627	$251,910,480
Reinvestment of distributions	11,611,911	2,231,447	1,165,932,136	198,939,613
Shares redeemed	(6,314,180)	(6,128,028)	(685,462,274)	(512,770,821)
Net increase (decrease)	7,473,812	(807,885)	$718,569,489	$(61,920,728)
Service Class
Shares sold	1,730,095	1,750,547	$181,465,664	$142,705,793
Reinvestment of distributions	3,370,407	584,833	334,968,394	51,771,109
Shares redeemed	(1,789,922)	(1,352,746)	(192,197,635)	(111,649,653)
Net increase (decrease)	3,310,580	982,634	$324,236,423	$82,827,249
Service Class 2
Shares sold	2,591,752	2,731,961	$275,791,457	$219,668,623
Reinvestment of distributions	5,250,108	922,555	504,573,004	79,428,643
Shares redeemed	(3,316,919)	(3,433,968)	(345,338,627)	(275,523,419)
Net increase (decrease)	4,524,941	220,548	$435,025,834	$23,573,847
Investor Class
Shares sold	1,561,593	1,480,397	$167,294,891	$121,139,061
Reinvestment of distributions	3,116,864	518,810	309,510,105	45,930,443
Shares redeemed	(1,059,460)	(837,406)	(115,342,554)	(69,519,958)
Net increase (decrease)	3,618,997	1,161,801	$361,462,442	$97,549,546
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	21%	2	38%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Growth Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Growth Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $2,238,274,063, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $396,513 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 47%; Service Class designates 53%; Service Class 2 designates 65%; and Investor Class designates 50%; of the dividends distributed in December 2024, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	16,874,572,958.06	96.55
Withheld	603,182,389.09	3.45
TOTAL	17,477,755,347.15	100.00
Robert A. Lawrence
Affirmative	16,848,499,165.09	96.40
Withheld	629,256,182.06	3.60
TOTAL	17,477,755,347.15	100.00
Vijay C. Advani
Affirmative	16,790,829,051.32	96.07
Withheld	686,926,295.83	3.93
TOTAL	17,477,755,347.15	100.00
Thomas P. Bostick
Affirmative	16,795,486,449.26	96.10
Withheld	682,268,897.89	3.90
TOTAL	17,477,755,347.15	100.00
Donald F. Donahue
Affirmative	16,814,571,542.56	96.21
Withheld	663,183,804.59	3.79
TOTAL	17,477,755,347.15	100.00
Vicki L. Fuller
Affirmative	16,844,114,340.75	96.37
Withheld	633,641,006.40	3.63
TOTAL	17,477,755,347.15	100.00
Patricia L. Kampling
Affirmative	16,889,922,154.46	96.64
Withheld	587,833,192.69	3.36
TOTAL	17,477,755,347.15	100.00
Thomas A. Kennedy
Affirmative	16,806,614,104.77	96.16
Withheld	671,141,242.38	3.84
TOTAL	17,477,755,347.15	100.00
Oscar Munoz
Affirmative	16,783,977,489.55	96.03
Withheld	693,777,857.60	3.97
TOTAL	17,477,755,347.15	100.00
Karen B. Peetz
Affirmative	16,852,808,946.25	96.42
Withheld	624,946,400.90	3.58
TOTAL	17,477,755,347.15	100.00
David M. Thomas
Affirmative	16,799,918,949.49	96.12
Withheld	677,836,397.66	3.88
TOTAL	17,477,755,347.15	100.00
Susan Tomasky
Affirmative	16,808,829,591.15	96.17
Withheld	668,925,756.00	3.83
TOTAL	17,477,755,347.15	100.00
Michael E. Wiley
Affirmative	16,808,828,187.02	96.17
Withheld	668,927,160.13	3.83
TOTAL	17,477,755,347.15	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540077.127
VIPGRWT-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025